                                    REGISTRATION NO. 33-60442 and 811-07600
                                                     -----------------------

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]
                        POST-EFFECTIVE AMENDMENT NO. 8
                                    and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                        POST-EFFECTIVE AMENDMENT NO. 8
                       (Check appropriate box or boxes)

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
                          (Exact Name of Registrant)

                      AMERICAN NATIONAL INSURANCE COMPANY
                           (Exact Name of Depositor)
                                ONE MOODY PLAZA
                            GALVESTON, TEXAS  77550
             (Address of Depositor's Principal Executive Offices)
                                (409) 763-4661
              (Depositor's Telephone Number, including Area Code)

REX HEMME                                JERRY L. ADAMS
VICE PRESIDENT, ACTUARY                  GREER, HERZ & ADAMS, L.L.P.
AMERICAN NATIONAL         WITH COPY TO:  ONE MOODY PLAZA
INSURANCE COMPANY         ------------   GALVESTON, TEXAS 77550
ONE MOODY PLAZA
GALVESTON, TEXAS  77550
                    (Name and Address of Agent for Service)
===============================================================================

Declaration Required by Rule 24f-2(a)(1): An indefinite number of securities of the Registrant has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Notice required by Rule 24f-2(b)(1) has been filed in the Office of the Securities and Exchange Commission on March 30, 1998 for the Registrant's fiscal year ending December 31, 1997.

================================================================================
It is proposed that this filing will become effective (check appropriate box):
[ ]     immediately upon filing pursuant to paragraph (b) of Rule
        485

[X]     on APRIL 30, 1998 pursuant to paragraph (b) of Rule 485
[ ]     60 days after filing pursuant to paragraph (a)(i) of Rule
        485
[ ]     on (date) pursuant to paragraph (a)(i) of Rule 485
[ ]     75 days after filing pursuant to paragraph (a)(ii) of rule
        485
[ ]     on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

              AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT

                             CROSS REFERENCE SHEETS
                             ----------------------

     Cross reference sheet pursuant to Rule 495(a) of the Securities Act of 1933 showing location in the prospectuses and statement of additional information of items required by the Form N-4.

     Location in the individual variable annuity prospectus of items required by the Form N-4.

PART A ITEM                              CAPTION IN PROSPECTUS
-----------                              ---------------------

1.   Cover Page

     (a)(i)                              Cover Page

     (a)(ii)                             Cover Page

     (a)(iii)                            Cover Page

     (a)(iv)                             Not Applicable

     (a)(v)(A)                           Cover Page

     (a)(v)(B)                           Cover Page

     (a)(v)(C)                           Cover Page

     (a)(vi)                             Cover Page

     (a)(vii)                            Cover Page

     (a)(viii)                           Cover Page

     (a)(ix)                             Not Applicable

     (b)                                 Not Applicable

2.   Definitions                         GLOSSARY OF TERMS

3.   Synopsis

     (a)                                 SUMMARY OF EXPENSES - Expenses during
                                         the Accumulation Period

     (b)                                 SUMMARY OF THE CONTRACTS

     (c)                                 SUMMARY OF THE CONTRACTS

     (d)                                 Not Applicable

4.   Condensed Financial Information

     (a)                      ACCUMULATION UNIT VALUES; FINANCIAL STATEMENTS

     (b)                      PERFORMANCE

     (c)                      FINANCIAL STATEMENTS

5.   General Description of Registrant, Depositor, and Portfolio Companies

     (a)(i) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - American National Insurance Company

     (a)(ii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - American National Insurance Company

     (a)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - American National Insurance Company

     (b)(i) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (b)(ii)(A) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (b)(ii)(B) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (b)(ii)(C) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (b)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (c)(i) Cover Page; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (c)(ii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (c)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (d) Cover Page; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (e)                      VOTING RIGHTS

     (f)                      DISTRIBUTOR OF THE CONTRACTS

6.   Deductions

     (a) SUMMARY OF EXPENSES - Expenses During the Accumulation Period; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds; CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD

     (b) SUMMARY OF EXPENSES - Expenses During the Accumulation Period; CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD

     (c)                      CHARGES AND DEDUCTIONS DURING THE
                              ACCUMULATION PERIOD - Exceptions to Charges

     (d)                      DISTRIBUTOR OF THE CONTRACTS

     (e)                      SUMMARY OF EXPENSES

     (f)                      SUMMARY OF EXPENSES

7.   General Description of Variable Annuity Contracts

     (a) DISTRIBUTIONS UNDER THE CONTRACT - Accumulation Period - Full and Partial Surrenders; DISTRIBUTIONS UNDER THE CONTRACT - Accumulation Period - Policy Loans; DISTRIBUTIONS UNDER THE CONTRACT - Accumulation Period - Death Benefit During Accumulation Period; ANNUITY PERIOD

     (b)(i) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS - Allocation of Purchase Payments

     (b)(ii) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS - Allocation of Purchase Payments

     (b)(iii)                 Not Applicable

     (c)(i) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (c)(ii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (c)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (d)                      CONTRACTS - Contractowner Inquiries

8.   Annuity Period

     (a)                      ANNUITY PERIOD - Annuity Provisions

     (b) ANNUITY PERIOD - Election of Annuity Date and Form of Annuity

     (c)                      ANNUITY PERIOD - Annuity Options

     (d)                      ANNUITY PERIOD - Value of Variable Annuity
                              Payments: Assumed Investment Rates

     (e) CONTRACTS - Contract Application and Purchase Payments; ANNUITY PERIOD - Annuity Options

     (f) ANNUITY PERIOD - Election of Annuity Date and Form of Annuity; ANNUITY PERIOD - Annuity Options

9.   Death Benefit

     (a) DISTRIBUTIONS UNDER THE CONTRACT - Death Benefit During Accumulation Period; ANNUITY PERIOD - Annuity Options

     (b) DISTRIBUTIONS UNDER THE CONTRACT - Death Benefit During Accumulation Period; ANNUITY PERIOD - Annuity Options

10.  Purchases and Contract Value

     (a)(i)                   CONTRACTS - Contract Application and Purchase
                              Payments

     (a)(ii) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS - Allocation of Purchase Payments

     (a)(iii)(A)              CONTRACTS - Crediting of Accumulation Units

     (a)(iii)(B)              CONTRACTS - Determining the Accumulation Unit
                              Values

     (a)(iii)(C)              CONTRACTS - Crediting of Accumulation Units;
                              CONTRACTS - Determining the Accumulation Unit
                              Values

     (b)                      CONTRACTS - Determining the Accumulation
                              Unit Values

     (c)                      CONTRACTS - Crediting of Accumulation Units;
                              CONTRACTS - Determining the Accumulation
                              Unit Values

     (d)                      DISTRIBUTOR OF THE CONTRACTS


11.  Redemptions

     (a) DISTRIBUTIONS UNDER THE CONTRACT - Accumulation Period - Full and Partial Surrenders; ANNUITY PERIOD

     (b)                      Not Applicable

     (c)                      Not Applicable

     (d) DISTRIBUTIONS UNDER THE CONTRACT - Accumulation Period - Full and Partial Surrenders; DISTRIBUTIONS UNDER THE CONTRACT - Accumulation Period - Policy Loans; ANNUITY PERIOD - Election of Annuity Date and Form of Annuity

     (e)                      CONTRACTS - Contract Application and
                              Purchase Payments

12.  Taxes

     (a)                      FEDERAL TAX MATTERS

     (b)                      FEDERAL TAX MATTERS - Qualified Contracts

     (c)                      Not Applicable

13.  Legal Proceedings        LEGAL PROCEEDINGS

14.  Table of Contents of the Statement of Additional Information

                              TABLE OF CONTENTS OF THE STATEMENT OF
                              ADDITIONAL INFORMATION

     Location in the group unallocated variable annuity prospectus of information required by Items of Form N-4.

PART A ITEM                              CAPTION IN PROSPECTUS
-----------                              ---------------------

1.   Cover Page

     (a)(i)                              Cover Page

     (a)(ii)                             Cover Page

     (a)(iii)                            Cover Page

     (a)(iv)                             Not Applicable

     (a)(v)(A)                           Cover Page

     (a)(v)(B)                           Cover Page

     (a)(v)(C)                           Cover Page

     (a)(vi)                             Cover Page

     (a)(vii)                            Cover Page

     (a)(viii)                           Cover Page

     (a)(ix)                             Not Applicable

     (b)                                 Not Applicable

2.   Definitions                         GLOSSARY OF TERMS

3.   Synopsis

     (a)                                 SUMMARY OF EXPENSES - Expenses

     (b)                                 SUMMARY OF THE CONTRACTS

     (c)                                 SUMMARY OF THE CONTRACTS

     (d)                                 Not Applicable

4.   Condensed Financial Information

     (a)                                 ACCUMULATION UNIT VALUES; FINANCIAL
                                         STATEMENTS

     (b)                                 PERFORMANCE

     (c)                                 FINANCIAL STATEMENTS

5.   General Description of Registrant, Depositor, and Portfolio Companies

     (a)(i) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - American National Insurance Company

     (a)(ii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - American National Insurance Company

     (a)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - American National Insurance Company

     (b)(i) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (b)(ii)(A) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (b)(ii)(B) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (b)(ii)(C) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (b)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Separate Account

     (c)(i) Cover Page; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (c)(ii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (c)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (d) Cover Page; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds

     (e)                      VOTING RIGHTS

     (f)                      DISTRIBUTOR OF THE CONTRACTS

6.   Deductions

     (a) SUMMARY OF EXPENSES - Expenses; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The American National Fund; AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - The Fidelity Funds; CHARGES AND DEDUCTIONS

     (b)                      SUMMARY OF EXPENSES - Expenses; CHARGES AND
                              DEDUCTIONS

     (c)                      CHARGES AND DEDUCTIONS - Exceptions to Charges

     (d)                      DISTRIBUTOR OF THE CONTRACTS

     (e)                      SUMMARY OF EXPENSES

     (f)                      SUMMARY OF EXPENSES

7.   General Description of Variable Annuity Contracts

     (a)                      DISTRIBUTIONS UNDER THE CONTRACT - Full and
                              Partial Surrenders; -

     (b)(i) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS - Allocation of Purchase Payments

     (b)(ii) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS - Allocation of Purchase Payments

     (b)(iii)                 Not Applicable

     (c)(i) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (c)(ii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (c)(iii) AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - Addition, Deletion or Substitution of Investments; CONTRACTS - Purpose of the Contracts

     (d)                      CONTRACTS - Contractowner Inquiries

8.   Annuity Period

     (a)                      ANNUITY PAYMENTS - Annuity Options; ANNUITY
                              PAYMENTS - Annuity Provisions

     (b)                      Not Applicable

     (c)                      ANNUITY PAYMENTS - Annuity Options; ANNUITY
                              PAYMENTS - Annuity Provisions

     (d)                      Not Applicable

     (e)                      Not Applicable

     (f)                      ANNUITY PAYMENTS - Annuity Options

9.   Death Benefit

     (a)                      Not Applicable

     (b)                      Not Applicable


10.  Purchases and Contract Value

     (a)(i)                   CONTRACTS - Contract Application and Purchase
                              Payments

     (a)(ii) CONTRACTS - Contract Application and Purchase Payments; CONTRACTS - Allocation of Purchase Payments

     (a)(iii)(A)              CONTRACTS - Crediting of Accumulation Units

     (a)(iii)(B)              CONTRACTS - Determining the Accumulation Unit
                              Values

     (a)(iii)(C)              CONTRACTS - Crediting of Accumulation Units;
                              CONTRACTS - Determining the Accumulation Unit
                              Values

     (b)                      CONTRACTS - Determining the Accumulation
                              Unit Values

     (c)                      CONTRACTS - Crediting of Accumulation Units;
                              CONTRACTS - Determining the Accumulation
                              Unit Values

     (d)                      DISTRIBUTOR OF THE CONTRACTS

11.  Redemptions

     (a)                      DISTRIBUTIONS UNDER THE CONTRACT - Full and
                              Partial Surrenders

     (b)                      Not Applicable

     (c)                      Not Applicable

     (d)                      DISTRIBUTIONS UNDER THE CONTRACT - Full and
                              Partial Surrenders

     (e)                      CONTRACTS - Contract Application and
                              Purchase Payments

12.  Taxes

     (a)                                 FEDERAL TAX MATTERS

     (b)                                 FEDERAL TAX MATTERS - Qualified
                                         Contracts

     (c)                                 Not Applicable

13.  Legal Proceedings                   LEGAL PROCEEDINGS

14.  Table of Contents of the Statement of Additional Information

                                        TABLE OF CONTENTS OF THE STATEMENT OF
                                        ADDITIONAL INFORMATION

     Location in the Statement of Additional Information of information required by Items of Form N-4.

                                         CAPTION IN STATEMENT OF
PART B ITEM                              ADDITIONAL INFORMATION
-----------                              ----------------------

15.  Cover Page

     (a)(i)                              Cover Page

     (a)(ii)                             Cover Page

     (a)(iii)(A)                         Cover Page

     (a)(iii)(B)                         Cover Page

     (a)(iii)(C)                         Cover Page

     (a)(iv)                             Cover Page

     (a)(v)                              Cover Page

     (b)                                 Not Applicable

16.  Table of Contents                   TABLE OF CONTENTS

17.  General Information and History

     (a)                                 Not Applicable

     (b)                                 Not Applicable

     (c) See Prospectus (AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT - American National Insurance Company)

18.  Services

     (a)                            Not Applicable

     (b)                            See Prospectus (DISTRIBUTOR OF THE
                                    CONTRACTS)

     (c)                            Cover Page

     (d)                            Not Applicable

     (e)                            Not Applicable

     (f)                            Not Applicable

19.  Purchase of Securities Being Offered

     (a) See Prospectus (CONTRACTS - Contract Application and Purchase Payments; CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD - Exceptions to Charges)

     (b) See Prospectus (SUMMARY OF EXPENSES - Expenses during the Accumulation Period; CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD - Surrender Charge)

20.  Underwriters

     (a)                            See Prospectus (DISTRIBUTOR OF THE
                                    CONTRACTS)

     (b)                            DISTRIBUTION OF THE CONTRACTS

     (c)                            Not Applicable

     (d)(i)                         Not Applicable

     (d)(ii)                        Not Applicable

     (d)(iii)                       Not Applicable

     (d)(iv)                        Not Applicable

21.  Calculation of Performance Data

     (a)(i)                         PERFORMANCE

     (a)(ii)                        PERFORMANCE

     (a)(iii)                       PERFORMANCE

     (a)(iv)                        PERFORMANCE

     (b)(i)(A)                      PERFORMANCE

     (b)(i)(B)                      PERFORMANCE

     (b)(i)(C)                      PERFORMANCE

     (b)(ii)(A)                     PERFORMANCE

     (b)(ii)(B)                     PERFORMANCE

     (b)(ii)(C)                     PERFORMANCE

     (b)(iii)(A)                    PERFORMANCE

     (b)(iii)(B)                    PERFORMANCE

     (b)(iii)(C)                    PERFORMANCE

22.  Annuity Payments               THE CONTRACT - Computation of Variable
                                    Annuity Payments
23.  Financial Statements

     (a)                            Not Applicable

     (b)                            FINANCIAL STATEMENTS; FINANCIAL STATEMENT
                                    SCHEDULES

Part C Other Information
------------------------

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                  INVESTRAC
                                     GOLD
                                   VARIABLE
                                    ANNUITY


                                Prospectus for
                           Variable Annuity Contracts
                                   Issued by
                               AMERICAN NATIONAL
                               INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999

                                 1-800-306-2959

                   DISTRIBUTOR
                   SECURITIES MANAGEMENT AND RESEARCH, INC.
[LOGO OF           ONE MOODY PLAZA
AMERICAN NATIONAL  GALVESTON, TEXAS 77550-7999
APPEARS HERE]
                   CUSTODIAN
                   AMERICAN NATIONAL INSURANCE COMPANY
                   ONE MOODY PLAZA
                   GALVESTON, TEXAS 77550-7999

                   INVESTMENT MANAGER
                   SECURITIES MANAGEMENT AND RESEARCH, INC.
                   ONE MOODY PLAZA
                   GALVESTON, TEXAS 77550-7999

                   INSURER
                   AMERICAN NATIONAL INSURANCE COMPANY
                   ONE MOODY PLAZA
                   GALVESTON, TEXAS 77550-7999

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

  This Prospectus describes the deferred annuity and immediate annuity forms of individual Variable Annuity Contracts (the "Contracts") offered by American National Insurance Company ("American National"). The Contracts are designed to provide an investment vehicle for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes. The Deferred Annuity Contracts provide for annuity payments commencing at some later date specified by the Contractowner. The Immediate Annuity Contracts provide for annuity payments commencing immediately.

  Unlike traditional guaranteed annuities, the Contracts provide for Accumulation Values and annuity payment amounts which are based on and vary with the investment performance of Subaccounts of the American National Variable Annuity Separate Account (the "Separate Account") and/or the American National Fixed Account. The assets of the Subaccounts are invested in the portfolios of American National Investment Accounts, Inc. (the "American National Fund") and in the portfolios of Variable Insurance Products Fund ("VIP") and Variable Insurance Products Fund II ("VIP II")(sometimes referred to, collectively, as the "Fidelity Funds"). The portfolios of the American National Fund and the portfolios of the Fidelity Funds that are available for investment will sometimes be referred to, individually, as an "Eligible Portfolio" and, collectively, as the "Eligible Portfolios".

  The Separate Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust, which is a type of investment company. The Separate Account currently has fourteen separate Subaccounts: the AN Money Market, the AN Growth, the AN Balanced, the AN Managed, the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, the VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. The assets of such Subaccounts are invested in shares of a corresponding Eligible Portfolio. The accompanying prospectuses for the American National Fund and the Fidelity Funds describe the investment objectives, policies and the risks of each of the Eligible Portfolios. The prospectuses for the Fidelity Funds include certain portfolios which are not Eligible Portfolios and therefore not available for investment under the Policy.

 The Fixed Account is funded by the general assets of American National.

  Although the contracts are designed primarily to offer benefits based on investment performance, all or a portion of the annuity payments can be in the form of a traditional guaranteed annuity.

  The Contractowner has the right to examine a Contract and return it to American National during what is generally known as the "free look" period. American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract.

  This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contract is free and may be obtained by calling American National at the telephone number above. The Statement of Additional Information which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission. The Table of Contents of such Statement of Additional Information is set forth in this Prospectus on page 24.

This Prospectus is valid only when accompanied by Current Prospectuses or Prospectus Profiles For The American National Investment Accounts, Inc., Variable Insurance Products Fund and Variable Insurance Products Fund II. An interest in the Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR BY ANY STATE SECURITIES REGULATORY AUTHORITY, NOR HAS THE COMMISSION, OR ANY STATE SECURITIES REGULATORY AUTHORITY, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

                The Date of This Prospectus is April 30, 1998.

TABLE OF CONTENTS

                                                                           PAGE
Glossary of Terms..........................................................  3
Summary of the Contracts...................................................  4
 Purpose of the Contracts..................................................  4
 Investment Options........................................................  4
 Purchasing a Variable Annuity Contract....................................  4
 Allocations and Transfers.................................................  4
 How the Death Benefit Varies..............................................  4
 Surrenders from the Contract Prior to Annuity Date........................  4
 How Annuity Payments are Determined.......................................  4
Your Right to Cancel the Variable Annuity Contract.........................  4
Summary of Expenses........................................................  5
 Expenses During the Accumulation Period...................................  5
 Expenses During the Annuity Period........................................  8
Accumulation Unit Values...................................................  8
American National Insurance Company
and the Separate Account................................................... 10
 American National Insurance Company....................................... 10
 The Separate Account...................................................... 10
 The American National Fund................................................ 10
 The Fidelity Funds........................................................ 11
 Addition, Deletion or Substitution of Investments......................... 12
Fixed Account.............................................................. 12
Contracts.................................................................. 13
 Purpose of the Contracts.................................................. 13
 Types of Contracts........................................................ 13
 Contract Application and Purchase Payments................................ 13
 Allocation of Purchase Payments........................................... 14
 Crediting of Accumulation Units........................................... 14
 Determining the Accumulation Unit Values.................................. 14
 Transfers Prior to Annuity Date........................................... 14
Contractowner Inquiries.................................................... 14
Charges and Deductions During
the Accumulation Period.................................................... 14
 Surrender Charge.......................................................... 14
 Other Charges............................................................. 15
 (a)  Administrative Charges............................................... 15
 (b)  State Premium Taxes.................................................. 15
 (c)  Mortality and Expense Risk Fee....................................... 15
 (d)  Distribution Expense Charge.......................................... 15
 (e)  Charges for Taxes.................................................... 15
 (f)  Exchange Fee......................................................... 15
 Deduction of Fees......................................................... 15
 Exceptions to Charges..................................................... 16
Distributions Under the Contract
Accumulation Period........................................................ 16
 Full and Partial Surrenders............................................... 16
 Systematic Withdrawal Program............................................. 16
 Policy Loans in Special Circumstances..................................... 16
 Policy Loans.............................................................. 16
 Death Benefit During Accumulation Period.................................. 17
Annuity Period............................................................. 18
 Election of Annuity Date and Form of Annuity.............................. 18
 Allocation of Benefits.................................................... 18
 Annuity Options........................................................... 18
 Value of Variable Annuity Payments:
 Assumed Investment Rates.................................................. 19
 Annuity Provisions........................................................ 19
Federal Tax Matters........................................................ 19
 Introduction.............................................................. 19
 Taxation of Annuities in General.......................................... 19
 Penalty Tax on Distributions.............................................. 20
 Qualified Contracts....................................................... 20

 Possible Legislative Changes.............................................. 21
Performance................................................................ 21
Distributor of the Contracts............................................... 21
Safekeeping of the Separate Account's Assets............................... 22
Voting Rights.............................................................. 22
State Regulation of American National...................................... 22
 Preparing for Year 2000................................................... 22

Legal Matters.............................................................. 23
Legal Proceedings.......................................................... 23
Experts.................................................................... 23
Additional Information..................................................... 23
Financial Statements....................................................... 23
Table of Contents of
Statement of Additional Information........................................ 24

GLOSSARY OF TERMS

 The following definitions may be useful in reading this Prospectus.

 Certain additional terms are defined in the text.

  ACCUMULATION PERIOD - The period from the date Accumulation Units are first purchased under a Contract to the earliest of the Annuity Date, the date the Contract is surrendered for its then current value or the date of the individual Contractowner's death.

  ACCUMULATION UNIT - A standard of measurement used with respect to each Subaccount to calculate the value of a Contract during the Accumulation Period. The value of an Accumulation Unit fluctuates with the value of the shares of the corresponding Eligible Portfolio owned by each Subaccount less any applicable deductions (See "Charges and Deductions," page 14).

 ACCUMULATION UNIT VALUE - The value of an Accumulation Unit.

  ACCUMULATION VALUE - The Accumulation Value of a Contract is the sum of: (i) the total Accumulation Units in Subaccounts times the respective Accumulation Unit Values of such Subaccounts, (ii) the Contractowner's value in the Fixed Account, and (iii) the Contractowner's value held in American National's General Account to secure policy loans on such Contracts.

  ANNUITANT - The person or persons upon whose life expectancy the Contract is written. The Annuitant may also be the Contractowner.

 ANNUITY DATE - The date on which the Accumulation Period changes to the Annuity Period.

 ANNUITY PERIOD - The period of time during which annuity payments are being made.

  ANNUITY UNIT - A standard of measurement used with respect to each Subaccount to calculate the dollar amount of annuity payments during the Annuity Period. The value of an Annuity Unit fluctuates with the value of shares of the corresponding Eligible Portfolio owned by each Subaccount less any applicable deductions. (See "Charges and Deductions," page 14).

  CONTRACT - A Variable Annuity Contract issued pursuant to this Prospectus which sets forth the obligations and contractual promises which American National makes to the Contractowner.

  CONTRACTOWNER - The person or entity entitled to exercise rights of ownership in a Contract prior to the Annuity Date or termination of the Contract. The Contractowner and the Annuitant need not be the same.

  CONTRACT YEAR - The period from the date the first Purchase Payment is credited to the Contract until the immediately preceding day of the succeeding year. (February 29 will be treated as February 28 for the purpose of this definition).

  DEFERRED ANNUITY CONTRACT - A Contract in which annuity payments commence at some future date specified by the Contractowner.

  ELIGIBLE PORTFOLIO - A Portfolio of the American National Fund or the Fidelity Funds which corresponds to and in which a Subaccount can be invested.

  FIXED ACCOUNT - An account that is a part of American National's General Account to which all or a portion of Net Purchase Payments and transfers may be allocated for accumulation at fixed rates of interest.

  GENERAL ACCOUNT - The General Account of American National which includes all of American National's assets except those assets segregated into its separate accounts.

  GUARANTEED ANNUITY - An annuity under which the amount of each annuity payment is guaranteed by American National during the Annuity Period.

  IMMEDIATE ANNUITY - A Contract purchased with a single Purchase Payment, which provides immediate annuity payments on an annual, semi-annual, quarterly or monthly schedule to the Contractowner.

  MINIMUM GUARANTEED DEATH BENEFIT - For all dates up to and including the first Six-Year Anniversary Date, the Minimum Guaranteed Death Benefit will equal Purchase Payments less Partial Surrender Reductions made on or before such date. For all subsequent Six-Year Anniversary Dates, the Minimum Guaranteed Death Benefit will equal the greater of: (i) the Accumulation Value on such Six-Year Anniversary Date, or (ii) the Minimum Guaranteed Death Benefit for the immediately preceding Six-Year Anniversary Date, plus Purchase Payments and less Partial Surrender Reductions made since such immediately preceding Six-Year Anniversary Date. For all other dates, the Minimum Guaranteed Death Benefit will equal the Minimum Guaranteed Death Benefit for the immediately preceding Six-Year Anniversary Date plus Purchase Payments and less Partial Surrender Reductions made since such immediately preceding Six-Year Anniversary Date.

  MORTALITY AND EXPENSE RISK FEE - The amount payable to American National for accepting mortality and expense risks.

 NET PURCHASE PAYMENT - The Purchase Payment less any government entity premium tax charge.

  NON-QUALIFIED CONTRACT - A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

  PARTIAL SURRENDER REDUCTION - An amount equal to (i) the amount of a surrender, multiplied by (ii) the Minimum Guaranteed Death Benefit on the date immediately prior to a surrender over the Accumulation Value on the date immediately prior to the surrender.

  PLAN - A document or agreement defining the retirement benefits and those eligible to receive them. The Plan is not a part of a Contract and American National is not a party to a Plan.

 POLICY DEBT - The sum of all unpaid policy loans and accrued interest thereon.

  PORTFOLIO - A separate series of capital securities designed to meet specified investment objectives. The American National Fund currently consists of four portfolios, all of which are Eligible Portfolios. The Fidelity Funds currently consist of thirteen portfolios, ten of which are Eligible Portfolios.

 PURCHASE PAYMENT - A payment made into a Contract during the Accumulation
Period.

  QUALIFIED CONTRACT - A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

  SIX-YEAR ANNIVERSARY DATE - The last day of each Contract Year prior to the Annuitant's 75th birthday which is evenly divisible by six.

  SUBACCOUNT - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a corresponding Eligible Portfolio.

  VALUATION DATE - A valuation date is each day on which the New York Stock Exchange ("NYSE") and American National are open for trading. American National will be closed on each national holiday on which the NYSE is closed, and will also be closed on Friday, November 27, 1998 and Thursday, December 24, 1998.

  VALUATION PERIOD - The period commencing at the close of regular trading on the NYSE on one Valuation Date and ending at the close of regular trading on the NYSE on the next succeeding Valuation Date.

  VARIABLE ANNUITY - An annuity providing payments which vary in dollar amount depending on the investment results of the American National Fund or the Fidelity Funds.

SUMMARY OF THE CONTRACTS

PURPOSE OF THE CONTRACTS

  The purpose of the Contracts is to provide Accumulation Values and/or Annuity Payments which are expected to reflect changes in the cost of living to a greater degree than a traditional Guaranteed Annuity. The Contracts offer Contractowners the opportunity to vary the Accumulation Value based on the performance of the investments chosen by the Contractowner through two different types of Variable Annuity Contracts: a Deferred Annuity and an Immediate Annuity.

  There is no assurance that a Subaccount will obtain its investment objective. Because a Variable Annuity's value is based on the investment performance of Eligible Portfolios and is not guaranteed, a Variable Annuity Contract entails more investment risk than a traditional Guaranteed Annuity.

  There is also American National's Fixed Account option for Contractowners who prefer more conservative investments. (See Fixed Account, page 12.)

  Because the Contract provides for an Accumulation Value as well as a Death Benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes entails certain risks. For example, if the investment performance of the Subaccounts to which Accumulation Value is allocated is poorer than expected, the Contract may lapse or may not accumulate sufficient Accumulation Value to fund the purpose for which the Contract was purchased. Withdrawals may significantly affect current and future Accumulation Value, surrender value, or death benefit proceeds. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract for a specialized purpose a purchaser should consider whether the long-term nature of the Contract is consistent with the purpose for which it is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Matters" on page 19.)

INVESTMENT OPTIONS

  Net Purchase Payments may be invested in the Subaccounts and/or in American National's Fixed Account. The fourteen Subaccounts are: the AN Money Market, the AN Growth, the AN Balanced, the AN Managed, the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. Each of the Subaccounts invests exclusively in the shares of a corresponding Eligible Portfolio. Each such Subaccount and corresponding Eligible Portfolio has a different investment objective (See "The American National Fund" at page 10, and "The Fidelity Funds" at page 11).

PURCHASING A VARIABLE ANNUITY CONTRACT

  Individuals wishing to purchase a Variable Annuity Contract must complete an application and pay the minimum initial Purchase Payment to American National's Home Office. The minimum and maximum amounts of Purchase Payments vary depending upon the type of Contract purchased. (See "Contract Application and Purchase Payments," page 13.)

ALLOCATION AND TRANSFERS

  Net Purchase Payments will be initially allocated to each Subaccount and/or American National's Fixed Account as instructed in the application. Thereafter, the allocation may be changed by the Contractowner. All allocations must be at least 10% of the Net Purchase Payment.

  During the Accumulation Period, transfers can be made between Subaccounts and American National's Fixed Account. American National allows twelve free transfers per Contract Year. Any additional transfer will be subject to a $10.00 exchange fee. Transfers out of the Fixed Account are limited as described in the section "Transfers" on page 14.

  Transfers and allocation changes can be made by either writing to American National's home office or by telephone instructions. A Telephone Transfer Authorization Form must to be on file at American National's home office before telephone instructions will be allowed.

HOW THE DEATH BENEFIT VARIES

  In the event of the Annuitant's death prior to the Annuity Date, the death benefit for Deferred Annuity Contracts will equal the greater of: (i) Accumulation Value less Policy Debt on the date that notice of death is received by American National at its home office in Galveston, Texas, or (ii) the Minimum Guaranteed Death Benefit on the Contract, less Policy Debt. During the Annuity Period, death benefits, if any, depend upon the annuity option selected. (See Annuity Options at page 18).

SURRENDERS FROM THE CONTRACT PRIOR TO ANNUITY DATE

  Prior to the Annuity Date, all or part of a Variable Annuity's Accumulation Value may be surrendered upon the Contractowner's written request. A surrender may be subject to a Surrender Charge, an IRS penalty tax for early withdrawal and potentially an income tax. Contracts purchased in connection with retirement plans may also be subject to restrictions imposed by the Plan. Surrenders from Contracts qualified under Section 403(b) of the Code may be restricted. (See "Qualified Contracts" under "Federal Tax Matters" at page 19.) The sum of surrender charges and distribution expense charges will never be more than 9.0% of total Purchase Payments paid.

HOW ANNUITY PAYMENTS ARE DETERMINED

  There are a number of ways to receive annuity payments. They include monthly payments for a specified number of years, payments for life guaranteed for ten or 20 years, or payments made jointly (See Annuity Options, page 18.) Payments may also be received on a fixed basis and/or on a variable basis. Variable Annuity payments will increase or decrease according to the investment experience of the Eligible Portfolios and the declared rate paid by American National on the Fixed Account.

YOUR RIGHT TO CANCEL THE VARIABLE ANNUITY CONTRACT -
THE "FREE LOOK" PERIOD

  State law requires that Contractowners be given a "free look" period, generally running ten days after the Contractowner receives the Contract, within which a Contractowner may return the Contract to American National's Home Office. In such cases, American

National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. (See "Contract Application and Purchase Payments," page 13.)

SUMMARY OF EXPENSES


EXPENSES DURING THE ACCUMULATION PERIOD

  The purpose of the following table is to illustrate the costs and expenses that are borne, directly and indirectly, by Contractowners during the Accumulation Period. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" in this Prospectus. In addition to the expenses listed below, premium taxes may also be applicable. For information concerning the fees and expenses assessed during the Annuity Period, including the fees and expenses assessed in connection with Immediate Annuity Contracts, see "Expenses During the Annuity Period", page 8.

                      CONTRACTOWNERS TRANSACTION EXPENSES

SALES LOAD AS A PERCENTAGE OF PURCHASE PAYMENTS ................. 0%

DEFERRED SALES LOAD ("SURRENDER CHARGE")

  An amount of Accumulation Value equal to the greater of (i) 10% of Accumulation Value in a Contract Year, or (ii) Accumulation Value less total Purchase Payments made, may be withdrawn without Surrender Charge.

  On surrenders of that portion of Accumulation Value in excess of the above described free surrender amount, a Surrender Charge is imposed based upon the number of Contract Years since the Contract Year in which the Purchase Payments withdrawn were paid, on a first paid, first withdrawn basis. The Surrender Charge is deducted from the remaining Accumulation Value, or, if the remaining Accumulation Value is insufficient to cover the Surrender Charge, a portion of the Surrender Charge will be deducted from the withdrawal amount. Such Surrender Charge will be a percentage of each Purchase Payment or portion thereof withdrawn as illustrated in the following table:

                         APPLICABLE SURRENDER CHARGE
 CONTRACT YEARS SINCE         AS A PERCENTAGE
 CHARGEABLE WITHDRAWAL        OF EACH PURCHASE
   AMOUNT OR PORTION         PAYMENT OR PORTION
     THEREOF MADE            THEREOF WITHDRAWN

        1                           7.0
        2                           7.0
        3                           6.0
        4                           5.0
        5                           4.0
        6                           3.0
        7                           2.0
 8 and thereafter                   0.0



                                        NON-QUALIFIED    QUALIFIED
                                          DEFERRED        DEFERRED
                                           Annuity        Annuity

EXCHANGE FEE                                 $  10          $  10
(THERE IS NO EXCHANGE FEE FOR
  THE FIRST 12 TRANSFERS)
Annual Contract Fee                          $  25          $  30

SEPARATE ACCOUNT ANNUAL EXPENSES
(AS PERCENTAGE OF AVERAGE NET ASSETS)
Mortality Risk Fees                           0.80%          0.80%
Expense Risk Fees                             0.45%          0.45%
Administrative Asset Fees                     0.10%          0.10%
Distribution Expense Charge                   0.05%          0.05%
Total Separate Account
  Annual Expenses                             1.40%          1.40%

AN MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                          0.14%   0.14%
Other Expenses                                0.73%   0.73%
Total AN Money Market Portfolio
  Annual Expenses                             0.87%   0.87%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.23%.

AN GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                       0.28%  0.28%
Other Expenses                             0.59%  0.59%
Total AN Growth Portfolio
  Annual Expenses                          0.87%  0.87%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.29%.

AN BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                       0.10%  0.10%
Other Expenses                             0.80%  0.80%
Total AN Balanced Portfolio
  Annual Expenses                          0.90%  0.90%
* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.30%.

AN MANAGED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after
  reimbursement * **                       0.33%  0.33%
Other Expenses                             0.60%  0.60%
Total AN Managed Portfolio
  Annual Expenses                          0.93%  0.93%

* Without reimbursement, management fees would have been 0.50% and the total portfolio annual expense would have been 1.10%.
**Under its Administrative Service Agreement with the Fund, Securities Management and Research, Inc. ("SM&R"), the Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the Fund effective May 1, 1994 until April 30, 1999, pursuant to which SM&R has agreed to reimburse the AN Money Market Portfolio and the AN Growth Portfolio for expenses in excess of .87%; the AN Balanced Portfolio for expenses in excess of .90% and the AN Managed Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

VIP II INVESTMENT GRADE BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                               0.44%   0.44%
Other Expenses                                0.14%   0.14%
Total VIP II Investment
 Grade Bond
  Portfolio Annual Expenses                   0.58%   0.58%

VIP II ASSET MANAGER
 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                               0.55%   0.55%
Other Expenses                                0.10%   0.10%
Total VIP II Asset Manager
 Portfolio Annual Expenses                    0.65%   0.65%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .55%, .20% and .75% respectively.

VIP II INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                               0.24%   0.24%
Other Expenses                                0.04%   0.04%
Total VIP II Index 500 Portfolio
  Annual Expenses *                           0.28%   0.28%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee,other expenses and total expenses would have been 0.27%, 0.13% and.0.40%, respectively.

VIP MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                0.21%  0.21%
Other Expenses                                 0.10%  0.10%
Total VIP Money Market Portfolio
  Annual Expenses                              0.31%  0.31%

VIP EQUITY-INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                0.50%  0.50%
Other Expenses                                 0.08%  0.08%
Total VIP Equity-Income Portfolio
  Annual Expenses*                             0.58%  0.58%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .50%, .18% and .68% respectively.

VIP HIGH INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                0.59%  0.59%
Other Expenses                                 0.12%  0.12%
Total VIP High Income Portfolio
Annual Expenses*                               0.71%  0.71%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .59%, .22% and .81% respectively.

VIP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                               0.60%   0.60%
Other Expenses                                0.09%   0.09%
Total VIP Growth Portfolio
  Annual Expenses*                            0.69%   0.69%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .60%, .19% and .79% respectively.

VIP OVERSEAS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                               0.75%   0.75%
Other Expenses                                0.17%   0.17%
Total VIP Overseas Portfolio
  Annual Expenses*                            0.92%   0.92%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .75%, .27% and 1.02% respectively.

VIP II CONTRAFUND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                               0.60%   0.60%
Other Expenses                                0.11%   0.11%
Total VIP II Contrafund Portfolio
  Annual Expenses*                            0.71%   0.71%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .60%, .21% and .81% respectively.

VIP II ASSET MANAGER: GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                               0.60%   0.60%
Other Expenses                                0.17%   0.17%
Total VIP II Asset Manager:
  Growth Portfolio Annual Expenses            0.77%   0.77%

*The portfolio's expenses were voluntarily reduced by the portfolio's investment advisor. Absent reimbursement, management fee, other expenses and total expenses would have been .60%, .27% and .87% respectively.

EXAMPLE:  NON-QUALIFIED DEFERRED ANNUITY CONTRACT
 If you surrender your Deferred Annuity Contract at the end of the applicable time period:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                             1      3      5     10
FUND                                                      YEAR  YEARS  YEARS  YEARS
AN Money Market Portfolio                                  $88   $130   $163   $263
AN Growth Portfolio                                        $88   $130   $163   $263
AN Balanced Portfolio                                      $88   $131   $164   $266
AN Managed Portfolio                                       $89   $132   $166   $269
VIP II Investment
  Grade Bond Portfolio                                     $85   $122   $148   $233
VIP II Asset Manager
  Portfolio                                                $87   $126   $156   $250
VIP II Index 500 Portfolio                                 $82   $113   $133   $201
VIP Money Market Portfolio                                 $83   $114   $134   $203
VIP Equity-Income Portfolio                                $85   $122   $148   $233
VIP High Income Portfolio                                  $86   $126   $155   $246
VIP Growth Portfolio                                       $86   $125   $154   $244
VIP Overseas Portfolio                                     $89   $132   $166   $269
VIP II Contrafund Portfolio                                $87   $126   $156   $250
VIP II Asset Manager:
  Growth Portfolio                                         $88   $130   $163   $263

If you do not surrender your Deferred Annuity Contract or annuitize your
Deferred Annuity Contract:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:
                                                             1      3      5     10
FUND                                                      YEAR  YEARS  YEARS  YEARS
AN Money Market Portfolio                                 $23   $ 72   $123   $263
AN Growth Portfolio                                       $23   $ 72   $123   $263
AN Balanced Portfolio                                     $24   $ 73   $124   $266
AN Managed Portfolio                                      $24   $ 73   $126   $269
VIP II Investment
  Grade Bond Portfolio                                    $20   $ 63   $108   $233
VIP II Asset Manager
  Portfolio                                               $22   $ 68   $116   $250
VIP II Index 500 Portfolio                                $17   $ 54   $ 92   $201
VIP Money Market Portfolio                                $18   $ 54   $ 93   $203
VIP Equity-Income Portfolio                               $20   $ 63   $108   $233
VIP High Income Portfolio                                 $22   $ 67   $115   $246
VIP Growth Portfolio                                      $21   $ 66   $114   $244
VIP Overseas Portfolio                                    $24   $ 73   $126   $269
VIP II Contrafund Portfolio                               $22   $ 68   $116   $250
VIP II Asset Manager:
  Growth Portfolio                                        $23   $ 72   $123   $263
EXAMPLE:  QUALIFIED DEFERRED ANNUITY CONTRACT
   If you surrender your Deferred Annuity Contract at the end of the applicable time period:

   You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

                                                            1      3      5     10
FUND                                                     YEAR  YEARS  YEARS  YEARS
AN Money Market Portfolio                                 $88   $131   $165   $267
AN Growth Portfolio                                       $88   $131   $165   $267
AN Balanced Portfolio                                     $89   $132   $166   $270
AN Managed Portfolio                                      $89   $133   $168   $273
VIP II Investment
  Grade Bond Portfolio                                    $86   $123   $151   $237
VIP II Asset Manager
  Portfolio                                               $87   $128   $158   $254
VIP II Index 500 Portfolio                                $83   $114   $136   $206
VIP Money Market Portfolio                                $83   $115   $137   $208
VIP Equity-Income Portfolio                               $86   $123   $151   $237
VIP High Income Portfolio                                 $87   $127   $157   $251
VIP  Growth Portfolio                                     $87   $126   $156   $249
VIP Overseas Portfolio                                    $89   $133   $168   $273
VIP II Contrafund Portfolio                               $87   $128   $158   $254
VIP II Asset Manager:
  Growth Portfolio                                        $88   $131   $165   $267
   If you do not surrender your Deferred Annuity Contract or annuitize your
Deferred Annuity Contract:
You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:
                                                            1      3      5     10
FUND                                                     YEAR  YEARS  YEARS  YEARS
AN Money Market Portfolio                                 $24   $ 73   $125   $267
AN Growth Portfolio                                       $24   $ 73   $125   $267
AN Balanced Portfolio                                     $24   $ 74   $126   $270
AN Managed Portfolio                                      $24   $ 75   $128   $273
VIP II Investment Grade Bond
  Portfolio                                               $21   $ 64   $110   $237
VIP II Asset Manager
  Portfolio                                               $22   $ 69   $118   $254
VIP II Index 500 Portfolio                                $18   $ 55   $ 95   $206
VIP Money Market Portfolio                                $18   $ 56   $ 96   $208
VIP Equity-Income Portfolio                               $21   $ 64   $110   $237
VIP High Income Portfolio                                 $22   $ 68   $117   $251
VIP Growth Portfolio                                      $22   $ 67   $116   $249
VIP Overseas Portfolio                                    $24   $ 75   $128   $273
VIP II Contrafund Portfolio                               $22   $ 69   $118   $254
VIP II Asset Manager:
  Growth Portfolio                                        $24   $ 73   $125   $267


  The examples should not be considered to be a representation of past or future expenses, and the examples do not include the deduction of state premium taxes which may be assessed by a number of states.

  The purpose of the preceding table is to assist Contractowners in understanding the various costs and expenses that a Contractowner will bear directly or indirectly and, thus, the table reflects expenses of both the Separate Account and the American National Fund and/or the Fidelity Funds. Actual expenses may be greater or lesser than those shown. The example assumes a 5% annual rate of return pursuant to the requirements of the SEC. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. The annual contract fees are deducted pro rata from each Subaccount and Fixed Account. For a more complete description of the various costs and expenses of the American National Fund and the Fidelity Funds, see their Prospectuses.

EXPENSES DURING THE ANNUITY PERIOD

  The Separate Account will be assessed a mortality and expense risk fee at an annual rate of 1.25% during the Annuity Period. The Separate Account will also be charged during the Annuity Period with the expenses of the Eligible Portfolios in which the Contractowner has invested. In addition to the Mortality and Expense Risk Fee and portfolio expenses, the Immediate Annuity Contract will incur a contract fee of $100.00 at the time the single Purchase Payment is paid. No other fees or expenses are charged against the Contracts during the Annuity Period. To the extent that American National derives profits from the Mortality and Expense Risk Fee, those profits may be used to pay for other expenses, including distribution expenses.


ACCUMULATION UNIT VALUES
(For an accumulation unit outstanding throughout the period)

                                                                   YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                 1997         1996      1995
                                                              -----------  ---------  --------

AN GROWTH PORTFOLIO
Accumulation unit value at beginning of period                 $    1.456  $  1.255  $  0.990
Accumulation unit value at end of period                       $    1.731  $  1.456  $  1.255
Number of accumulation units outstanding at
  end of period                                                 1,622,115   911,104   326,360

AN MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period                 $    1.066  $  1.036  $  1.000
Accumulation unit value at end of period                       $    1.101  $  1.066  $  1.036
Number of accumulation units outstanding at
  end of period                                                   195,843    32,515    10,421

AN BALANCED PORTFOLIO
Accumulation unit value at beginning of period                 $    1.254  $  1.136  $  1.000
Accumulation unit value at end of period                       $    1.469  $  1.254  $  1.136
Number of accumulation units outstanding at
  end of period                                                   558,223   287,278    43,097

AN MANAGED PORTFOLIO
Accumulation unit value at beginning of period                 $    1.458  $  1.255  $  0.990
Accumulation unit value at end of period                       $    1.758  $  1.458  $  1.255
Number of accumulation units outstanding at
  end of period                                                 1,937,161 1,100,338   275,204

FIDELITY VIP II INVESTMENT GRADE BOND
Accumulation unit value at beginning of period                 $    1.176  $  1.159  $  1.000
Accumulation unit value at end of period                       $    1.263  $  1.176  $  1.159
Number of accumulation units outstanding at
  end of period                                                    93,192    72,929    26,194

a     Inception date April 20, 1994

(For an accumulation unit outstanding throughout the period)

                                                                   YEAR ENDED DECEMBER 31,
                                                              --------------------------------
                                                                 1997         1996      1995
                                                              -----------  ---------  --------
FIDELITY VIPII ASSET MANAGER
Accumulation unit value at beginning of period                 $    1.278  $    1.134  $  0.990
Accumulation unit value at end of period                       $    1.518  $    1.278  $  1.134
Number of accumulation units outstanding at
  end of period                                                   602,425     426,424   332,773

FIDELITY VIPII INDEX 500
Accumulation unit value at beginning of period                 $    1.649  $    1.365  $  1.010
Accumulation unit value at end of period                       $    2.154  $    1.649  $  1.365
Number of accumulation units outstanding at
  end of period                                                 1,753,242     636,107    92,340

FIDELITY VIP MONEY MARKET
Accumulation unit value at beginning of period                 $    1.087  $    1.049  $  1.010
Accumulation unit value at end of period                       $    1.127  $    1.087  $  1.049
Number of accumulation units outstanding at
  end of period                                                   774,056     179,947   382,247

FIDELITY VIP EQUITY INCOME FUND
Accumulation unit value at beginning of period                 $    1.482  $    1.322  $  1.000
Accumulation unit value at end of period                       $    1.869  $    1.482  $  1.322
Number of accumulation units outstanding at
  end of period                                                 1,805,034     971,692   301,955

FIDELITY VIP HIGH INCOME FUND
Accumulation unit value at beginning of period                 $    1.334  $    1.189  $  1.000
Accumulation unit value at end of period                       $    1.546  $    1.334  $  1.189
Number of accumulation units outstanding at
  end of period                                                   365,784     259,931   126,513

FIDELITY VIP GROWTH
Accumulation unit value at beginning of period                 $    1.513  $    1.341  $  1.010
Accumulation unit value at end of period                       $    1.840  $    1.513  $  1.341
Number of accumulation units outstanding at
  end of period                                                 1,263,215     895,058   281,102

FIDELITY VIP OVERSEAS
Accumulation unit value at beginning of period                 $    1.167  $    1.048  $  0.970
Accumulation unit value at end of period                       $    1.283  $    1.167  $  1.048
Number of accumulation units outstanding at
  end of period                                                   233,047     170,694   147,599

FIDELITY VIPII CONTRA FUND
Accumulation unit value at beginning of period                 $    1.355  $    1.157  $  1.000  a
Accumulation unit value at end of period                       $    1.657  $    1.355  $  1.157
Number of accumulation units outstanding at
  end of period                                                   748,156     259,582    20,680

FIDELITY VIPII ASSET MANAGER GROWTH
Accumulation unit value at beginning of period                 $    1.207  $    1.024  $  1.000  a
Accumulation unit value at end of period                       $    1.487  $    1.207  $  1.024
Number of accumulation units outstanding at
  end of period                                                   441,436      34,541    24,995

a     Inception date April 28, 1995

AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY

  American National is a stock life insurance company chartered in 1905 in the State of Texas. It is licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. American National's home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owns approximately 23.7% of American National's common stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of such shares. Robert L. Moody ("RLM"), Chairman of the Board, President and Chief Executive Officer of American National, RLM's son, Ross R. Moody, and Frances Moody Newman, RLM's mother, are trustees of the Foundation.

  The Moody National Bank of Galveston (the "Bank") is trustee of the Libbie S. Moody Trust. RLM is Chief Executive Officer of the Bank and of Moody Bank Holding Company, Inc. ("MBHC"), the Bank's controlling stockholder. RLM is also a Director and President of Moody Bancshares, Inc. ("Bancshares"), MBHC's sole shareholder. The Three R Trusts, trusts established by RLM for the benefit of his children, own 100% of Bancshares' Class B stock (which elects a majority of Bancshares' directors) and 49.6% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., a partner in Greer, Herz & Adams, L.L.P., 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the American National Fund and Securities Management and Research, Inc.

  American National's total assets on December 31, 1997 were $ 6,911,337,624 on a statutory basis.

 American National writes life, health and accident insurance and annuities.

THE SEPARATE ACCOUNT

  The Separate Account was established by American National on July 30, 1991 pursuant to the insurance laws of the State of Texas. American National is the depositor of the Separate Account. Under Texas law, the assets of the Separate Account are held exclusively for the benefit of Contractowners and persons entitled to payments under the Contracts. At present the Separate Account is used only to support Variable Annuity Contracts. American National is the legal holder of the assets in the Separate Account and will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other contract liabilities for the Separate Account. The assets of the Separate Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which American National may conduct. Income, as well as both realized and unrealized gains or losses from the assets of the Separate Account, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that American National conducts. Nevertheless, these assets shall be available to cover the liabilities of American National's General Account, but only to the extent that the Separate Account's assets exceed its liabilities arising under the Contracts supported by it. In addition to these assets, the Separate Account assets may include accumulations of the charges American National makes against Policies and Contracts participating in the Separate Account. From time to time, any such assets due American National may be transferred in cash to American National's General Account. Obligations under the Variable Annuity Contracts are obligations of American National.

  The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a division of American National. There are currently fourteen Subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

THE AMERICAN NATIONAL FUND

  Four of the Subaccounts of the Separate Account invest in the shares of a corresponding portfolio of the American National Fund. The American National Fund is registered with the SEC under the 1940 Act as an open-end diversified, series management investment company. The American National Fund shares are also purchased by American National Variable Life Separate Account.

  The Separate Account will purchase and redeem shares from the American National Fund at net asset value.

  The investment objectives and policies of each portfolio of the American National Fund are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for the American National Fund, which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  The American National Fund currently has a Money Market Portfolio, a Growth Portfolio, a Balanced Portfolio and a Managed Portfolio.

  AN MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Money Market Portfolio will invest only in money market instruments of high quality determined by the American National Fund's investment adviser. The Money Market Portfolio of the American National Funds shall be referred to herein as "AN Money Market".

  AN GROWTH PORTFOLIO ... seeks to achieve capital appreciation, normally through the purchase of common stocks (although such Portfolio investments are not restricted to any one type of security). Capital appreciation may also be sought in other types of securities, including bonds and preferred stocks. This Growth Portfolio of the American National Fund is referred to herein as "AN Growth".

  AN BALANCED PORTFOLIO ... seeks to provide conservation of principal, reasonable current income and long-term capital appreciation by investing in a balanced portfolio of fixed-income securities such as bonds, preferred stock and short-term obligations combined with common stocks and securities convertible into common stocks.

  AN MANAGED PORTFOLIO ... seeks to achieve growth of capital and/or current income by investing in a diversified portfolio consisting of, at the American National Fund's investment adviser's discretion, money market instruments, debt securities, stock or a combination thereof. It is anticipated that over longer periods a larger portion of the Managed Portfolio will consist of equity securities.

  Securities Management and Research, Inc. ("SM&R") is the investment adviser and manager of the American National Fund. It also provides investment advisory and portfolio management services to American National and other clients. It maintains a staff of experienced investment personnel and related support facilities. Detailed information about the American National Fund Management Fees is contained in the American National Fund Prospectus. Such fees exceed the industry average for advisory and administrative fees.

THE FIDELITY FUNDS

  Pursuant to a Participation Agreement between American National, Fidelity Distributors Corporation and the Fidelity Funds, ten of the Subaccounts of the Separate Account invest in the shares of ten corresponding portfolios of the Fidelity Funds. The Fidelity Funds are registered with the SEC under the 1940 Act as open-end diversified, series management investment companies organized as Massachusetts business trusts. The Fidelity Funds' shares are also purchased by American National Variable Life Separate Account.

  Fidelity Management & Research Company ("FMR"), the Fidelity Funds' investment adviser, was founded in 1946. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personal and a full compliment of related support facilities. Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management and Research (Far East) Inc. ("FMR Far East") are wholly owned subsidiaries of FMR that provide research with respect to foreign securities. FMR U.K. and FMR Far East maintain their principal business offices in London and Tokyo, respectively. As of December 31, 1997, FMR advised funds having more than 29 million shareholder accounts with a total value of more than $432 billion. Fidelity Distributors Corporation distributes shares for the Fidelity funds. FMR Corp. is the holding company for the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, President and a Trustee of the Fidelity Funds, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp.

  The Management, Distribution and Service Fees for the Fidelity Funds are explained in the Fidelity Funds' Prospectuses.

  The Separate Account will purchase and redeem shares from the Fidelity Funds at net asset value.

  The investment objectives and policies of each portfolio of the Fidelity Funds are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for each of the Fidelity Funds which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained. The Fidelity Funds are series mutual funds which currently have a total of thirteen separate investment portfolios, ten of which are Eligible Portfolios.

  VIP II INVESTMENT GRADE BOND PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade fixed-income securities. The VIP II Investment Grade Bond Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

  VIP EQUITY INCOME PORTFOLIO ... seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio will also consider the potential for capital appreciation. The VIP Equity-Income Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

  VIP HIGH INCOME PORTFOLIO ... seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. High yielding, lower-rated securities present higher risks of untimely interest and principal payments, default and price volatility than higher-quality securities, and may present problems of liquidity and valuation. See the prospectus describing the VIP High Income Portfolio for more information on the risks of investing in high-yielding, lower-rated securities.

  VIP GROWTH PORTFOLIO ... seeks to achieve capital appreciation. The VIP Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  VIP OVERSEAS PORTFOLIO ... seeks long term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

  VIP MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The VIP Money Market Portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

  VIP II ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

  VIP II INDEX 500 PORTFOLIO ... seeks to provide investment results that correspond to the total return (i.e., the combination of capital charges and income) of common stocks publicly traded in the United States. In seeking this objective, the Index 500 Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction cost and other expense low. The VIP II Index 500 Portfolio is designed as a long-term investment option.

  VIP II CONTRAFUND PORTFOLIO ... seeks capital appreciation by investing in companies FMR believes to be undervalued due to an overly pessimistic appraisal by the public. In pursuit of the fund's goal, FMR looks for companies with the following characteristics: (i) unpopular, but improvements seem possible due to developments such as a change in management, a new product line, or an improved balance sheet, (ii) recently popular, but temporarily out of favor due to short-term or one-time factors, or (iii) undervalued compared to other companies in the same industry.

  VIP II ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return over the long term by allocating its assets among stocks, bonds, and short-term instruments. Allocating among different types of investments allows the fund to take advantage of opportunities wherever they may occur, but also subjects the fund to the risks of a given investment type.

  American National has entered into arrangements with either the investment advisor or distributor for certain of the Eligible Portfolios pursuant to which the advisor or distributor pays American National a fee based upon an annual percentage of the average aggregate net amount invested by American National on behalf of the Portfolio. These percentages differ, and American National is paid a greater percentage by some investment advisors or distributors than other advisors or distributors. These agreements reflect administrative and other services provided by American National.

  The Eligible Portfolios and the investment companies of which they are a part are offered and sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts, and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and investment companies are not offered or sold to the general public and should not be mistaken for other investment companies that may be offered by the same sponsor and/or that may have similar names.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

  American National reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of an Eligible Portfolio are no longer available for investment or if in American National's judgment further investment in any Eligible Portfolio should become inappropriate in view of the purposes of the Separate Account, American National may redeem the shares, if any, of that Eligible Portfolio, and substitute shares of another registered open-end management company. American National will not substitute any shares attributable to a Contractowner's interest in a Subaccount of the Separate Account without notice and prior approval of the SEC and possibly state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities for other contracts or permit a conversion between contracts upon request by the Contractowners.

  American National also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new portfolio of the American National Fund or in shares of another investment company having a corresponding investment objective. American National may eliminate one or more Subaccounts with SEC approval if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contractowners on a basis to be determined by American National.

  If any of these substitutions or changes are made, American National may by appropriate endorsement change the Contract to reflect the substitution or change. If American National deems it to be in the best interest of Contractowners, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management company under the 1940 Act, it may be registered under that Act if registration is no longer required, or it may be combined with other American National Separate Accounts. In addition, American National may, when permitted by law, restrict or eliminate any voting rights as to the Separate Account.

  The Contractowner will be notified of any material change in the investment policy of any Eligible Portfolio in which the Contractowner has an interest.

  Unless Contractowners have directed a different allocation, shares of the American National Fund and the Fidelity Funds will be redeemed, pro rata, to the extent necessary for American National to collect charges under the Contract, to pay the surrender value upon full or partial surrenders of the Contracts, to make policy loans, to provide benefits under the Contract, or to transfer assets from one Subaccount to another or to the Fixed Account. Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

  Each Contractowner should periodically consider the allocation among the Subaccounts and the Fixed Account in light of current market conditions and the investment risks attendant to investing in the American National Fund's and the Fidelity Funds' various portfolios.

FIXED ACCOUNT

  During the Accumulation Period, Contractowners may elect to allocate all or a portion of their Net Purchase Payment to the Fixed Account and, subject to certain limitations, they may also transfer Accumulation Value from the Subaccount to the Fixed Account. Transfers from the Fixed Account to the Subaccount are restricted. (See Transfers Prior to Annuity Date, page 14.)

  Net Purchase Payments allocated to the Fixed Account and transfers from a Subaccount to the Fixed Account are placed in the General Account of American National. The General Account includes all of American National's assets except those segregated in its separate accounts. American National has the sole discretion to invest the assets of its General Account, subject to applicable law. American National bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Contract owner bears the investment risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act (the "1933 Act"), nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act. American National understands that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract; however, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

  American National guarantees that it will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. American National may, at its discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

CONTRACTS

PURPOSE OF THE CONTRACTS

  The Contracts described in this Prospectus may be issued for use with retirement plans and trusts qualified under the Internal Revenue Code of 1986, as amended (the "Code"), for favorable tax treatment ("Qualified Contracts") and for use with plans and trusts which are not so qualified ("Non-Qualified Contracts"). See section entitled "Federal Tax Matters-Qualified Contracts," page 20 for further details.

  The terms of the Contracts may only be changed by mutual agreement between American National and each Contractowner, except as described in "Substitution of Investments, on page 14; for changes required to make the Contracts comply with any law or regulation issued by a governmental agency to which American National or the Contracts are subject; and for changes necessary to assure continued qualification of the Contracts under the Internal Revenue Code.

TYPES OF CONTRACTS
 This Prospectus offers the following two general types of Variable Annuity
Contracts:
                           DEFERRED ANNUITY CONTRACT

  This type of Contract allows an individual to vary the Purchase Payments or pay a single Purchase Payment. There are two types of Flexible or Single Purchase Payment Deferred Annuities: Non-qualified and Qualified. Annuity payments will commence at a later date.

                           IMMEDIATE ANNUITY CONTRACT

  This form of Immediate Annuity Contract is used by an individual making a single Purchase Payment. The individual will receive Immediate Annuity payments annually, semi-annually, quarterly or monthly.

  The availability of any Variable Annuity Contract described herein in any particular state is dependent upon the approval of that Contract by that state.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

  Individuals wishing to purchase a Contract must complete an application and provide the required initial Purchase Payment which will be sent to American National's Home Office. (See page 14, Allocation of Purchase Payments.) If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any payment received will be returned immediately unless the applicant specifically consents to have American National retain the payment pending completion of the application.

  As indicated earlier, Contractowners have a "free look" period, generally ten days, within which a Contractowner can return the Contract to American National's Home Office and American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus any premium taxes, mortality and risk fees and advisory fees deducted. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract. American National requires that all Net Purchase Payments received by American National during the 15-day period after the Date of Issue are allocated to the Subaccount of the VIP Money Market Portfolio of the Fidelity Funds. Thereafter, such amounts allocated to the Subaccount of the Money Market Portfolio and Net Purchase Payments paid are allocated as directed by the Contractowner. No surrender charges are assessed on premiums returned during this "free look" period.

  Deferred Annuity Contracts require certain minimum initial and subsequent Purchase Payments. For Flexible Purchase Payment Deferred Annuity Contracts, the minimum initial monthly and subsequent payments are $100. Single Purchase Payment Deferred Annuity Contracts require a minimum single payment of $5,000. The maximum Purchase Payment under any Deferred Annuity Contract is $1,000,000 without the prior approval of American National. For Immediate Annuity Contracts, the minimum initial investment is $2,000. These amounts may be changed at the sole discretion of American National. In addition, American National reserves the right to terminate any Deferred Annuity Contract for certain specified reasons, including failure of the Accumulation Value to meet certain specified minimums.

  For a Flexible Purchase Payment Deferred Annuity Contract, Purchase Payments may be made at such intervals as desired, but are usually made on an annual, semi-annual, quarterly or monthly basis. The frequency of Purchase Payments may be changed by the Contractowners. If Purchase Payments cease, they may be resumed at a future date, subject to the Annuity Date requirements. The number of changes permitted and the maximum payments allowed under the Internal Revenue Code for Qualified Contracts vary depending on the type of Plan. Failure to comply with those limitations may subject the Contract to adverse tax treatment.

ALLOCATION OF PURCHASE PAYMENTS

  After the "free look" period, Net Purchase Payments will be allocated to each Subaccount in accordance with the written instructions contained in the application. The Contractowner may by written instruction to the Home Office indicate one or more Subaccounts and/or the Fixed Account to which a specified portion or portions of the Net Purchase Payment should be applied, except that no allocation will be permitted which would result in less than 10% of the Net Purchase Payment being allocated to any one Subaccount and/or the Fixed Account. Changes in allocation of future Net Purchase Payments (with the same 10% minimum) may be made at any time by written instruction to the Home Office or by telephone instruction, provided that a properly completed Telephone Transfer Authorization Form is on file with American National.

CREDITING OF ACCUMULATION UNITS

  During the Accumulation Period, all Net Purchase Payments received will purchase Accumulation Units in the Subaccount selected and/or allocated to the Fixed Account. The number of Accumulation Units purchased is determined by dividing the dollar amount of the Net Purchase Payment allocated to the Subaccount by the Accumulation Unit Value for that Subaccount next computed following allocation of the Net Purchase Payment to such Subaccount.


DETERMINING THE ACCUMULATION UNIT VALUES

  The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. The Accumulation Unit Value of each Subaccount shall be calculated by: (i) multiplying the per share net asset value of the corresponding Eligible Portfolio on the Valuation Date times the number of shares held by the Subaccount, after the purchase or redemption of any shares on that date; (ii) subtracting therefrom a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that Subaccount and (iii) dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that date. The Accumulation Unit Value for each Subaccount shall be calculated at the end of each Valuation Period. Investment performance of the portfolio companies, portfolio company expenses, and the deduction of certain charges affect the Accumulation Unit Value for each Subaccount.

TRANSFERS PRIOR TO ANNUITY DATE

  Accumulation Value may be transferred among the Subaccounts and/or the Fixed Account subject to the following limits. The transfers may be requested in person, by mail, or by telephone. ATelephone Transfer Authorization Form must be on file at American National's home office before any telephone instructions will be allowed. The total amount transferred from each Subaccount must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount after a transfer is $100. American National will effectuate transfers and determine all values in connection with transfers on the later of the date designated in the request or at the end of the Valuation Period during which the transfer request is received. Transfers from the Fixed Account to the Subaccounts are allowed subject to the following limits. Once each Contract Year, during the thirty- day period beginning on the Contract anniversary, the maximum amount which may be transferred from the Fixed Account to the Subaccounts is the greater of (a) twenty-five percent of the amount in the Fixed Account, or (b) $1,000.

  The first twelve transfers per Contract Year will be permitted free of charge. Any additional transfers will be charged a $10.00 fee at the time of the transfer and will be deducted from the amount transferred. (See Exchange Fee, page 15). Transfers resulting from policy loans will not be subject to a transfer charge. In addition, such policy loans will not be counted for purposes of the limitation on the number of free transfers allowed in each year. American National may at any time revoke or modify the transfer privilege, including the number and minimum amount transferable. For a discussion of transfers after the Annuity Date, see "Allocation of Benefits" at page 18.

CONTRACTOWNER INQUIRIES

  Contractowner inquiries should be addressed to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999, or made by calling 1-800-306-2959.

CHARGES AND DEDUCTIONS DURING THE ACCUMULATION PERIOD

SURRENDER CHARGE

  Since no deduction for a sales charge is made from Purchase Payments, a contingent deferred sales charge (a "Surrender Charge") is imposed on certain partial and full withdrawals to cover certain expenses relating to the distribution of the Contracts. An amount of the Accumulation Value equal to the greater of (i) Accumulation Value less total Purchase Payments made, or (ii) 10% of the Accumulation Value in a Contract Year, may be withdrawn without a Surrender Charge. On withdrawals of that portion of the Accumulation Value representing Purchase Payments, a Surrender Charge is imposed based upon the number of Contract Years since the Contract Year in which the Purchase Payments withdrawn were paid, on a first paid, first withdrawn basis. The Surrender Charge is a maximum of 7% of the Purchase Payment withdrawn and grades down to zero in the eighth Contract Year after the Purchase Payment being withdrawn was made.

  In no event will the sum of all surrender charges and the distribution expense charges assessed exceed 9.0% of total Purchase Payments paid. (See the chart under "Contractowners Transaction Expenses" at Page 5.)

OTHER CHARGES
(a) Administrative Charges

    American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. These administrative charges are to cover all fixed and varying costs of administering the Contract. These charges are designed only to reimburse American National for the cost of administration and are not intended to produce a profit.

    The annual contract fee is charged at the end of each Contract Year to cover American National's fixed cost of administration of the Contract. The charge is $25.00 for Non-qualified Deferred Annuity Contracts and $30.00 for all Qualified Deferred Annuity Contracts. When a Contract is surrendered for its full value, a pro rata portion of the annual contract fee will be deducted at the time of full surrender.

    Immediate Annuity Contracts have a one time contract fee of $100.00 when the single Purchase Payment is paid.

    An administrative asset fee is charged daily at an annual rate of 0.10% to each Subaccount to cover the varying costs of a Deferred Annuity Contract.

(b) State Premium Taxes

    An amount for state premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed by a given state. American National's current practice is to deduct any state premium tax imposed by a State upon annuitization of the Contracts. In some states, however, premium taxes must be deducted from Purchase Payments made under the Contracts when the payments are received by American National.

(c) Mortality and Expense Risk Fee

    American National assumes a number of risks under the Contracts. While annuity payments will vary in accordance with the investment performance of the selected Subaccounts, the amount of such payments will not be decreased because of adverse mortality experiences of Annuitants as a class or because of an increase in actual expenses of American National over the expense charges provided for in the Contracts. American National assumes the risk that Annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that fees deducted may not prove sufficient to cover its actual costs. In assuming these risks, American National agrees to continue annuity payments under life-contingent annuity options determined in accordance with the annuity tables and other provisions of the Contracts, to the Annuitant or other payee for as long as he or she may live. In addition, American National is at risk for the death benefits payable under the Contracts, to the extent that the death benefit in such cases exceeds the Accumulation Value.

    For American National's contractual promises to accept these risks, a 0.80% per annum Mortality Risk Fee and a 0.45% per annum Expense Risk Fee will be assessed daily against the Separate Account based on the value of its net assets. This fee is assessed during the Accumulation Period and during the Annuity Period. American National could realize a gain or a loss from such fee depending on the mortality and expenses actually incurred.

(d) Distribution Expense Charge

    A distribution expense is assessed daily to each Subaccount to compensate American National for the risk that surrender charges assessed under the Contracts may be insufficient to cover the costs of distributing the Contracts. The distribution expense charge is 0.05% annually for Qualified and Non-qualified Deferred Annuity Contracts. If the distribution expense charge is insufficient to cover the actual risk assumed, American National will bear the loss; however if the charge is more than sufficient, any excess will be a profit to American National. The sum of all surrender charges and the distribution expense charges assessed will at no time exceed 9.0% of all Purchase Payments paid.

(e) Charges for Taxes

    Currently, no charge will be made against the Separate Account for federal, state or local income taxes. American National may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local tax treatment or if tax treatment of American National changes. Charges for such taxes, if any, would be deducted from the Separate Account and/or the Fixed Account. American National would not realize a profit on such taxes with respect to the Contracts.

(f) Exchange Fee

    An exchange fee of $10.00 will be imposed for each additional transfer among the Subaccounts and Fixed Account after twelve transfers per Contract Year to compensate American National for the costs of effecting the transfer. Since the fee reimburses American National for the cost of effecting the transfer only, American National does not expect to make any profit from the exchange fee. This fee will be deducted from the amount transferred. The exchange fee will not be imposed on transfers that occur as a result of policy loans. The amount of the transfer charge will not be increased.

DEDUCTION OF FEES

   When annual contract fees are deducted from the Accumulation Value of a Contract, the deductions shall be allocated among the Subaccounts and the Fixed Account in the same proportion as the

Accumulation Value in each Subaccount and the Fixed Account bears to the total Accumulation Value on that date.

EXCEPTIONS TO CHARGES

  The surrender charges, distribution expense charges or other administrative charges or deductions may be reduced for sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges or other administrative charges or deductions.

DISTRIBUTIONS UNDER THE CONTRACT ACCUMULATION PERIOD

FULL AND PARTIAL SURRENDERS

  Any Contract may be surrendered in full or partially during the Accumulation Period, subject to the limitations discussed herein. If a partial surrender would leave less than $250 total Accumulation Value in the Contract, then the Contract will be fully surrendered. A request for a partial surrender should specify the allocation of that surrender, as applicable, from the Fixed Account and each Subaccount. In the absence of specification, American National will take amounts in the same proportion as needed to satisfy the surrender in the manner set forth in "Deduction of Fees," on page 15. Upon a partial surrender, any charges will be deducted from the amount of the surrender.

  Upon receipt of an application for a partial or full surrender of a Contract signed by the Contractowner, the applicable Accumulation Unit Value will be that next determined after such application is received in American National's Home Office. The Accumulation Value of a Contract which is available for full surrender may be determined by multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value at that time, adding any Accumulation Value in the Fixed Account and deducting pro rata annual administrative fees and any surrender charge. Partial or full surrenders will be paid within seven days of receipt of the written request in proper form, except as described on the next page.

  If at the time the Contractowner makes a surrender request, he or she has not provided American National with a written election not to have federal and state income taxes withheld, American National is required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

SYSTEMATIC WITHDRAWAL PROGRAM

  Under the Systematic Withdrawal Program, the Contractowner can instruct American National to make automatic payments of a predetermined dollar amount of Accumulation Value on a monthly, quarterly, semi-annually or annually from a specified Subaccount. The minimum systematic withdrawal payment is $100. The minimum systematic withdrawal from each Subaccount is $50. Systematic withdrawals can be started at issue or at some date in the future. American National must receive written notification from the Contractowner specifying the dollar amount and the mode of payment. The Contractowner may specify the Subaccount from which systematic withdrawals will be made. If the Contractowner does not specify the Subaccount from which systematic withdrawals are to be taken, systematic withdrawals will be taken from each Subaccount in the proportion that the Accumulation Value in each Subaccount bears to the total Accumulation Value of the Policy. Surrender Charges will apply in accordance with its terms.

  A qualified tax adviser Should be consulted before a systematic withdrawal is requested since distributions may be taxable and subject to a penalty tax. (See "Federal Tax Considerations," page 19.)

  Under the Systematic Withdrawal Program, the Contractowner can elect to participate in the Minimum Distributions Program by instructing American National to calculate and make minimum distributions that may be required if the Contract is used with a qualified plan. (See "Qualified Contracts," page 20.) American National will determine the amount that is required to be distributed from the Contract based on the information the Contractowner provides and various choices the Contractowner makes. In order to participate in the Minimum Distributions Program, the Contractowner must notify American National of such election in writing in the calendar year during which the Contractowner attains age 70 1/2. The Minimum Distributions Program is subject to all the rules applicable to the Systematic Withdrawal Program. In addition, certain rules apply only to the Minimum Distributions Program. Numerous special tax rules apply to Contractowners whose Contracts are used with a qualified plan. Contractowners should consult a tax advisor before electing to participate in the Minimum Distributions Program.

POLICY LOANS IN SPECIAL CIRCUMSTANCES

  Policy loans are allowed on Qualified Deferred Annuity Contracts where Federal Law permits policy loans to be taken without being considered a taxable distribution. Policy loans are not allowed on Non-Qualified Deferred Annuity Contracts because of adverse tax consequences.

POLICY LOANS

  After the first year, the Contractowner may borrow money from American National using the Contract as the only security for the policy loan. Policy loans are usually funded within seven days after receipt of a written request in proper form. Only one loan will be permitted at any time. Policy loans may have a tax consequence. (See Federal Tax Matters, page 19.)

(a) Policy Loan Amount
  The policy loan amount cannot be less than $2,500 nor exceed the lesser of:

  (1) 50% of the Contract's Accumulation Value less surrender charges on the date of the policy loan; or

  (2)  $50,000.00.

(b)  Loan Interest
  American National will charge interest daily on any policy loan at an annual loan interest rate not to exceed 8%. Interest is due:

  (1) at the end of each Contract Year; or

  (2) when the policy loan is paid back, if that comes first.

  If interest is not paid when due, it will become part of the policy loan and will accrue interest charges.

(c)  Effect of Policy Loans

  When a policy loan is made, Accumulation Value equal to the amount of the policy loan will be transferred from the Accumulation Value in the Separate Account and/or the Fixed Account to American National's General Account as security for the Policy Debt. The Accumulation Value securing the policy loan will earn interest at an annual rate not less than 3.0% which will be credited at the end of the Contract Year. The Accumulation Value securing the policy loan will be allocated among the Subaccounts and/or the Fixed Account in accordance with the instructions given by the Contractowner when the policy loan is requested. The minimum amount which can remain in a Subaccount or the Fixed Account after a policy loan is $100. In the event no allocation instructions are provided or the allocation instructions conflict with this minimum held in Subaccounts, the policy loan amount will be processed in the manner as set forth in the "Deduction of Fees" on page 18. American
  National will transfer Accumulation Value from the Subaccounts and/or the Fixed Account to secure loan interest which is not paid when due in any Contract Year. (Refer to "Deduction of Fees" on page 15.)

  A policy loan will permanently affect the Accumulation Value of a Contract even if the policy loan is repaid. The effect could be favorable or unfavorable depending on whether the investment performance of the Subaccount(s) selected by the Contractowner is less than or greater than the interest rate credited to the Accumulation Value held in the General Account to secure the policy loan. In comparison to a Contract under which no policy loan was made, the Accumulation Value will be lower if the General Account interest rate is less than the investment performance of the Subaccount(s), and greater if the General Account interest rate is higher than the investment performance of the Subaccount(s).

  Interest earned on amounts held in the General Account will be allocated to the Subaccounts and the Fixed Account on each Contract anniversary in the same proportion that Net Purchase Payments are being allocated to those Subaccounts and the Fixed Account at the time. Upon repayment of Policy Debt, the portion of the repayment allocated in accordance with the repayment of indebtedness provision will be transferred to increase the Accumulation Value in that Subaccount and/or the Fixed Account.

(d)  Policy Debt

  All outstanding policy loans together with accrued interest thereon will be a Policy Debt. The Contract will terminate and have no value if at any time the Policy Debt on the Contract equals or exceeds the Accumulation Value less surrender charges. The effective date of termination will be 31 days after American National has mailed notice of termination to the Contractowner's last known address and the Contractowner has not paid the Policy Debt exceeding surrender amount.

  If a surrender is requested while any policy loan is outstanding, the Accumulation Value will be reduced by the Policy Debt, if any, and any surrender charges.

  If any death benefit proceeds or annuity benefits become due and payable while any policy loan is outstanding, the amount of proceeds will be reduced by the Policy Debt.

(e)  Policy Loan Repayment

  All policy loans, other than "Home Loans," must be repaid in full on or before the fifth anniversary of the date of the policy loan. All policy loans may be repaid in a lump sum payment or, at American National's discretion in installments. All policy loan payments must be at least $10.00.

  Any Policy Debt, other than Policy Debt on a "Home Loan," which remains unpaid after the fifth anniversary of the date of policy loan will be deemed a distribution of the Contract proceeds. The Contract will be reduced by the amount of any such balance. (Refer to Tax Section.)

  "Home Loan" means any policy loan obtained for the purpose of acquiring, constructing, reconstructing or substantially rehabilitating a dwelling unit for use by the Contractowner (as defined in Section 267(c) of the Internal Revenue Code) as a principal place of residence for a reasonable period of time.

  "Home Loans" may be repaid over a period of time not to exceed 15 years, with level installment payments made not less frequently than quarterly.

DEATH BENEFIT DURING ACCUMULATION PERIOD

  In the event of Annuitant's death prior to the Annuity Date, a death benefit will be payable equal to the greater of: (i) Accumulation Value less Policy Debt on the date that notice of death is received by American National at its home office in Galveston, Texas, or (ii) the Minimum Guaranteed Death Benefit on the Contract less Policy Debt. The death benefit will be paid in a lump sum to the beneficiary named in the contract usually within seven business days of receipt of proof of death in proper form.

  In lieu of payment in one lump sum, the Contractowner may elect that the death benefit be applied under any one of the annuity options described on page 18. If the Contractowner did not make such an election, the beneficiary may do so. The person selecting the annuity option settlement may also designate contingent beneficiaries to receive any further amounts due, should the first beneficiary die before completion of the specified payments. The manner in whichannuity payments to the beneficiary are determined and in which they may vary from month to month are described under "Annuity Period," on page 18.

 ANNUITY PERIOD

  All or a part of any amount payable at the Annuity Date for Deferred Annuity Contracts may be applied to any of the Annuity Options. American National will discharge in a single sum any liability under an assignment of the Contract and any applicable federal or state taxes, fees or assessments based on or predicated on the purchase payments of this contract which have not otherwise been deducted or offset. The remaining amount is the net sum payable. The minimum amount that American National will apply to an Annuity Option is $2,000. American National's consent is required for any payment to a corporation, association, partnership, or trustee.

ELECTION OF ANNUITY DATE AND FORM OF ANNUITY

(a)  Non-Qualified Contracts

  The date on which annuity payments are to begin and the form of annuity are elected in the application. A Contract may not be purchased after age 85 and annuity payments must begin no later than age 95.

(b)  Qualified Contracts

  The date on which annuity payments are to begin and the form of annuity are elected in the application. A Contract may not be purchased after age 70 and annuity payments must begin no later than April 1st of the calendar year following the calendar year in which the Annuitant reaches 70 1/2.

  If no election of an Annuity Date is made under a Contract, American National reserves the right to automatically begin payments at age 65 (or if age at purchase was over 55, then 10 years after issue) under Option 2, Life Annuity with 120 monthly payments certain. Once an Annuity Payment is made, the Annuity Option can not be changed to another Annuity Option. (See "Federal Tax Matters" on page 19.)

ALLOCATION OF BENEFITS

  If no election is made to the contrary, the Accumulation Units of each Subaccount will be changed into Annuity Units and applied to provide a Variable Annuity based on that Subaccount.

  In lieu of this automatic allocation of annuity benefits the Contractowner may elect to transfer his or her Accumulation Units to any other Eligible Portfolio. After the Annuity Date, transfers among Subaccounts may be made twelve times each Contract year. Each Contractowner may transfer Annuity Units of one Subaccount into Annuity Units of another Subaccount and/or Fixed Accounts as discussed above at any time other than during the five-day interval prior to and including any annuity payment date. There are no transfers allowed during the Annuity Period from the Fixed Account to the Separate Account.

  No election may be made for any individual unless such election would produce an initial annuity payment of at least $20.

ANNUITY OPTIONS

 The following annuity options are available.

  Option 1 - Life Annuity - Annuity payment payable monthly during the lifetime of an individual, ceasing with the last annuity payment due prior to the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred prior to the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

  Option 2 - Life Annuity with ten or 20 Years Certain - An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

  Option 3 - Unit Refund Life Annuity - An annuity payable monthly during the lifetime of an individual with annuity payments made for a period certain not less than the number of months determined by dividing the amount applied under this option by the amount of the first monthly annuity payment. This option guarantees that the annuity units but not the dollar value applied under a Variable Annuity payout will be repaid to the Annuitant or his beneficiary.

  Option 4 - Joint and Survivor Annuity - An annuity payable monthly during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due prior to the death of the survivor. It would be possible under this option, for only one annuity payment to be made if both individuals under the option died prior to the second annuity payment date, or only two annuity payments if both died prior to the third annuity payment date, etc.

  Option 5 - Installment Payments, Fixed Period - An amount payable monthly for any specified number of years not exceeding 20. The amount of each Variable Annuity payment will be determined by multiplying (a) and (b) where (a) is the Annuity Unit Value on the day the annuity payment is made and (b) is the number of Annuity Units applied under this Option divided by the number of remaining monthly annuity payments.

  Option 6 - Equal Installment Payments, Fixed Amount - An amount payable in equal monthly installments (not less than $6.25 per $1,000 applied) until the amount applied, adjusted daily by the investment results, is exhausted. The final annuity payment will be the remaining sum left with American National.

  Option 7 - Deposit Option - The amount due may be left on deposit with American National for placement in its Fixed Account with interest at the rate of not less than 3.0% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

  Option 8 - IRC Age Recalculation - An annuity payment based upon the Annuitant's life expectancy, or the joint life expectancies of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year as computed in reference to actuarial tables prescribed by the Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

  At any time, any amount remaining under Option 5, 6 or 7 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first four Options. The lump sum payment requested will be paid within seven days of receipt of the request at the Home Office based on the value next computed after receipt of the request.

  Other Annuity Forms - Provision may be made for annuity payments in any reasonable arrangement mutually agreed upon.

  If the beneficiary dies while receiving annuity payments certain under Option 2, 3, 5, 6 or 8 above, the present value will be paid in a lump sum to the estate of the beneficiary.

VALUE OF VARIABLE ANNUITY PAYMENTS:
ASSUMED INVESTMENT RATES

  The annuity tables in the Contract which are used to calculate the annuity payments are based on an "assumed investment rate" of 3.0%. If the actual investment performance of the particular Subaccount selected is such that the net investment return to the Contract is 3.0% per annum, the annuity payments will remain constant. If the net investment return exceeds 3.0%, the annuity payments will increase and if the return is less than 3.0%, the annuity payments will decline.

  The annuity payment will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annuities than for joint and survivor annuities, because the life annuities are expected to be made for a shorter period.

  At the election of the Contractowner, where state law permits, an Immediate Annuity Contract may provide annuity benefits based on an assumed investment rate other than 3.0%. The annuity rates for Immediate Annuity Contracts are available upon request from American National's home office.

ANNUITY PROVISIONS

  Non-qualified life contingent annuity payments are determined on the basis of the mortality table (1983 Table a projected to 1993, and 3.0% interest) which generally reflects the age and sex of the Annuitant and the type of annuity option selected, and varies with the investment performance of the Eligible Portfolios in which the Contractowner has invested.

  Qualified life contingent annuity payments are determined on the basis of the mortality table [1983 Table a (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Annuitant and type of annuity option selected and varies with the investment performance of the Eligible Portfolios in which the Contractowner has invested.

  Payment of any amount upon surrender, upon a request for policy loans, benefits payable in connection with death, annuity payments, and transfers may be postponed whenever: (i) the New York Stock Exchange is closed other than customary week-end and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("Commission"); (ii) the Commission by order permits postponement for the protection of the Policyowners; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.


 FEDERAL TAX MATTERS

INTRODUCTION

  The following discussion is general in nature and is not intended as tax advice for each Contractowner. It does not address the tax consequences resulting from all situations in which each Contractowner may be entitled to or may receive a distribution under a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. State tax law may also be applicable.

TAXATION OF ANNUITIES IN GENERAL

  A Contractowner, other than a corporate owner or an owner that is not a natural person, is not generally subject to income tax on increases in the Accumulation Value of the Contract until payments are received under the Contract. Income taxation of the benefits received under the Contract, whether before or after the Annuity Date, is determined under Section 72 of the Code.

  Any distribution whether a full or partial surrender, prior to the Annuity Date may subject the Contractowner to income tax. For this purpose, a policy loan under any Contract, or an assignment or pledge (or an agreement to assign or pledge) is considered a distribution prior to the Annuity Date.

  If the distribution prior to Annuity Date is by full surrender, the Contractowner is taxed on the amount distributed less Purchase Payments less any prior partial surrenders which were not subject to income tax.

  If the distribution prior to the Annuity Date is by partial surrender, it is deemed to come first from any previously untaxed Accumulation Value and then from Purchase Payments. The Contractowner is subject to income tax on any previously untaxed Accumulation Value which is distributed.

  Purchase Payments may be paid by means of a tax free exchange of annuity Contracts under Section 1035 of the Code. Contracts exchanged under Code Section 1035 will be subject to the annuity income tax rules of Section 72 of the Code in effect after that date, with exceptions set out in the description of the Penalty Tax regarding the First-in First-out treatment of pre-August 14, 1982 contracts.

  Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Code Section 403(b)(11)) are limited to circumstances only: when the Contractowner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code); or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Accumulation Value which represents contributions made by the Contractowner and does not include any investment results. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) qualified plans, all Contractowners should seek competent tax advice regarding any withdrawals or distributions.

  If distributions are received after the Annuity Date under an annuity option, that portion of each annuity payment which represents the Contractowner's investment in the Contract is excluded from gross income for income tax purposes. The "investment in the contract" is equal to the total Purchase Payments for the Contract less any payments under the Contract that were excluded from gross income. Once the Contractowner's investment in the Contract is returned in full, the entire amount of each annuity payment is taxable as ordinary income.

  The Technical and Miscellaneous Revenue Act of 1988 made several changes in the Code. Among those changes is a provision that provides that all annuity Contracts issued by the same life insurance company to the same Contractowner during a twelve month period shall be treated as one annuity Contract for purposes of determining the amount includable in the Contractowner's income for amounts not received as an annuity. This rule will apply to a distribution received under the Contract, including a distribution by full or partial surrender, or other distribution that is not in the form of a payment received under an annuity option of the Contract.

  If the Contractowner dies before the Annuity Date, the Accumulation Value must be distributed within a specified period. This distribution requirement does not apply where the spouse of the Contractowner is the successor owner.

  Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States.

  The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investment underlying the Contracts, in order for the Contracts to be treated as annuities for income tax purposes. American National intends that these diversification standards will be satisfied. American National reserves the right to amend the Contracts in any way necessary to maintain compliance with these standards.

PENALTY TAX ON DISTRIBUTIONS

  If there is a taxable distribution from the annuity, there is a penalty tax equal to 10% of the taxable amount distributed to the extent the taxable distribution is considered to be an early distribution under the annuity Contract. The penalty tax does not apply to taxable distributions made as a result of the death or disability of the Contractowner or distributions made after the Contractowner reaches age 59 1/2; to distributions made under Immediate Annuities; to distributions made under Settlement Options 1 or 4, provided the distribution under such plans are substantially equal; and to distributions attributable to Purchase Payments prior to August 14, 1982. The penalty tax will not apply to distributions attributable to Purchase Payments within ten years or more prior to the distribution. For this purpose, distributions will be attributed to Purchase Payments on a "first-in, first-out" basis (to the earliest Purchase Payment which has not been fully allocated to prior distributions).

QUALIFIED CONTRACTS

  Qualified Contracts are designed for use with several types of qualified plans including those subject to Code sections 401, 403(b), 408, and 457. The tax rules applicable to Annuitants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Annuitants in qualified plans may include: individuals purchasing Individual Retirement Annuities (IRAs); business owners (both self-employed and stockholders) who establish pensions, profit sharing plans, and SEPs; employees of 501(c)(3) organizations or public schools contributing to 403(b) annuities; and government employees covered by a 457 deferred compensation plan.

  As a general rule, Purchase Payments made by or for Annuitants in qualified plans are not subject to current taxation. To the extent any such amounts are taxed prior to or at the time of Purchase Payment, such amounts establish a cost basis exempt from tax at the time of distribution.

  Distributions from Qualified Contracts must satisfy certain minimum distribution requirements. These requirements relate to both the time and amount of distribution which include premature payments. Failure to comply may result in penalty taxes which would be in addition to normal taxes. Distributions from 401 plans and 403(b) annuities paid to the plan participant/annuitant will be subject to mandatory Federal withholding of twenty percent (20%). No withholding will apply if there is a direct rollover among plans.

  The Retirement Equity Act of 1984 imposes certain requirements with respect to payments from qualified plans for married Annuitants and provides certain restrictions involving qualified domestic relations orders.

POSSIBLE LEGISLATIVE CHANGES

  The President's Budget Proposal has recommended legislation in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the Contract.

 PERFORMANCE

  Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.

  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

  A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

  Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

  The FID Money Market Subaccount and the AN Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond and the High Income Subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the Subaccount over a 30-day period.


 DISTRIBUTOR OF THE CONTRACTS

  SM&R, One Moody Plaza, Galveston, Texas 77550-7999, a wholly-owned subsidiary of American National will act as the principal underwriter of the Contracts pursuant to a Distribution and Administrative Services Agreement between itself and American National. SM&R was organized under the laws of the State of Florida in 1964, and is a registered broker/dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. (See the American National Fund's Prospectus.)

  Registered representatives of SM&R who sell Variable Annuities will receive commissions from SM&R based upon a commission schedule. After issuance of the Contract, broker-dealers will receive sales commissions aggregating no more than 8.0% of the Purchase Payments. In addition to such sales commissions, after the first Contract year, broker-dealers who have entered into distribution agreements with American National may receive an annual override commission of no more than 0.25% of the Contract's accumulation value. SM&R and American National may authorize other registered broker/dealers and their Registered Representatives to sell the Contracts subject to applicable law.

 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

  American National holds the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the General Account assets, except for the Fixed Account. American National maintains records of all purchases and redemptions of shares of Eligible Portfolios by each of the Subaccounts.

 VOTING RIGHTS

  All of the assets held in the Subaccounts of the Separate Account will be invested in shares of the corresponding Eligible Portfolios. American National is the legal holder of those shares and as such has the right to vote to elect the Board of Directors of the American National Fund and the Fidelity Funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, American National will vote all shares of Eligible Portfolios held in the Separate Account at regular and special shareholder meetings in accordance with instructions received from Contractowners. The number of votes for which each Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund or the Fidelity Funds, as the case may be. American National will furnish Contractowners with the proper forms, materials and reports to enable them to give it these instructions.

  The number of shares of an Eligible Portfolio in a Subaccount for which instructions may be given by a Contractowner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in each Subaccount for which no timely instructions from Contractowners are received and shares of an Eligible Portfolio held in each Subaccount which do not support Contractowner interests will be voted by American National in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, American National may elect to vote shares of the Eligible Portfolios in its own right.

  Matters on which Contractowners may give voting instructions include the following: (1) election of the Board of Directors of the American National Fund or the Fidelity Funds (2) ratification of the independent accountant of the American National Fund or the Fidelity Funds; (3) approval of the Investment Advisory Agreement for the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount; (4) any change in the fundamental investment Policies of the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of the American National Fund or the Fidelity Funds under the 1940 Act.

 STATE REGULATION OF AMERICAN NATIONAL

  American National, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. On or before March 1 of each year a National Association of Insurance Commissioners convention blank covering the operations and reporting on the financial condition of American National and the Separate Account as of December 31 of the preceding year must be filed with the Texas Department of Insurance.

  Periodically, the Texas Department of Insurance examines the liabilities and reserves of American National and the Separate Account and certifies their adequacy. A full examination of American National's operations is also conducted periodically by the National Association of Insurance Commissioners.

  In addition, American National is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Contracts offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. However, differences in state laws may require American National to offer a Contract in one or more states which are more favorable to a Contractowner than provisions in a Contract offered in other states.

PREPARING FOR YEAR 2000

  Like all financial services providers, American National utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Eligible Portfolios, that may also be affected. American National has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on American National. However, as of the date of this prospectus, it is not anticipated that Policyowners will experience negative effects on their Accumulation Value, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. American National currently anticipates that its systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that American National will be successful, or that interaction with other service providers will not impair American National's services at that time.

 LEGAL MATTERS

  All matters of Texas law pertaining to the Contract, including the validity of the Contract and American National's right to issue the Contract under Texas Insurance Law, have been passed upon by Greer, Herz and Adams, LLP, General Counsel.

 LEGAL PROCEEDINGS

  American National and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/ or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, American National believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or American National.

 EXPERTS

  The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1997 and 1996 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1997 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.


 ADDITIONAL INFORMATION

  A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, American National and the Contract offered hereby. Statements contained in this Prospectus as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

 FINANCIAL STATEMENTS

  The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                      PAGE
The Contract.........................................................  2
Valuation of Accumulation Units......................................  2
Computation of Variable Annuity Payments.............................  2
Annuity Unit Value...................................................  2
Summary..............................................................  3
Exceptions to Charges................................................  3
Termination of Contract..............................................  3
Group Unallocated Contract...........................................  3
Additional Federal Tax Matters.......................................  3
Limits on Subsequent Purchase Payments
  (Under the Internal Revenue Code)..................................  3
Taxation of American National........................................  4
Tax Status of the Contracts..........................................  4
Assignment...........................................................  4
Distribution of the Contracts........................................  4
Safekeeping of Separate Account Assets...............................  4
State Regulation of American National................................  4
Records and Reports..................................................  5
Performance..........................................................  5
Total Return.........................................................  5
Yields...............................................................  5
Legal Matters........................................................  6
Legal Proceedings....................................................  6
Experts..............................................................  6
Additional Information...............................................  6
Financial Statements.................................................  6
Financials...........................................................  7

[LOGO OF AMERICAN NATIONAL
APPEARS HERE]

                                        PURCHASER SUITABILITY FORM & ARBITRATION AGREEMENT
      This form must accompany all applications for American National Variable Universal Life and Variable Annuity products.
------------------------------------------------------------------------------------------------------------------------------------

1. NEW PURCHASER INFORMATION
 Name______________________________________________________________________________________________Date_____________________________


 Address____________________________________________________________________________________________________________________________


 Social Security or Tax I.D. Number_________________________________________________________________________________________________

If Purchaser is a corporation, partnership or other legal entity, names of any persons authorized to transact business on behalf of entity:

___________________________________________________________________________________________________________________________________
2. PURCHASER'S OCCUPATION
 Name and Address of Employer______________________________________________________________________________________________________

 Business Phone____________________________________________________________________________________________________________________
3. IS THE PURCHASER EMPLOYED BY OR ASSOCIATED WITH A MEMBER OF THE NASD OR NYSE?
[ ] Yes  [ ] No If yes, provide the name, address and phone number of the firm:____________________________________________________

                ___________________________________________________________________________________________________________________

4. TAX STATUS
   [ ] Single               [ ] Head of Household            [ ] Married filing separate returns
   [ ] Married filing joint return or qualifying widow(er) with dependent child     [ ] Corporation      [ ] Other_________________
5. MARITAL STATUS
   [ ] Married              [ ] Single                       [ ] Widowed
6. DEPENDENTS
   [ ] Spouse               [ ] Children: Ages____________   [ ] Other_____________________________________________________________

INVESTOR SUITABILITY INFORMATION (the information requested applies to the Applicant/Policy Owner if different from the Proposed
Insured) To be completed by Purchaser or Registered Representative.
NASD rules require Registered Representatives to have reasonable grounds for believing the recommended purchase is suitable for the customer. Therefore, representatives are required to make inquiries concerning the financial condition of a proposed purchaser of any of American National's Variable products. You are urged to supply such information so that the representative can make an informed judgment as to the suitability of your investment selection(s). However, you are not required to divulge such information.
If you choose not to do so, you must sign at the section provided below indicating refusal and acknowledging that the representative did request the suitability information.

1. SOURCES OF FUNDS FOR INVESTMENT
   A. [ ]  Current Earnings          C. [ ] Gift or Inheritance  E. [ ] Insurance Benefit
   B. [ ]  Savings                   D. [ ] Sale of Assets       F. [ ] Maturity Proceeds   G. [ ]___________________________

2. PRIMARY PURPOSE OF INVESTMENT
   A. [ ]  Education                 C. [ ] Savings              E. [ ] Retirement          G. [ ] Estate Planning
   B. [ ]  Tax Shelter               D. [ ] Business Purposes    F. [ ] Current Income      H. [ ]___________________________
3. INVESTMENT PROFILE
(a)  What is your current investment preference?
     [ ] Aggressive Growth              [ ] Growth                  [ ] Growth & Current Income
     [ ] Current Income                 [ ] Maximum safety, even if modest return
(b)  What is your risk comfort level?
     [ ] High                           [ ] High/Moderate           [ ] Moderate    [ ] Moderate/Limited   [ ] Low
(c)  What is your financial goal time horizon?
     [ ] 1-5 years                      [ ] 5-10 years              [ ] 10 years and beyond
(d)  What is your age range?
     [ ] 21-40                          [ ] 41-59                   [ ] 60 +
(e)  What is your tax bracket?
     [ ] 15%                            [ ] 28%                     [ ] 28% +
(f) What is your estimated annual family income?
     [ ] $15,000                        [ ] $15,000-$30,000         [ ] $30,000-$50,000
     [ ] $50,000-$100,000               [ ] Over $100,000
(g)  What is your estimated net worth (exclude home, furnishings and automobiles)?
     [ ] $25,000                        [ ] $25,000 - $50,000       [ ]$50,000 - $100,000      [ ] Over $100,000
(h)  Are you responsible for the financial welfare of anyone other than your immediate family (i.e. alimony, child or parental support,etc.)?  [ ] Yes  [ ] No
(i) Do you own other securities?  [ ] Yes   [ ] No
 Types:     [ ] Stocks   [ ] Bonds   [ ] Mutual Funds   [ ] Variable Products   [ ]Other
 I (we) furnished the above suitability information and it has been accurately recorded.

 ___________________________________________________________            ___________________________________________________________
                Purchaser Signature                                                        Joint Owner Signature

                                                     continued on reverse side

             STATEMENT OF REFUSAL TO PROVIDE FINANCIAL INFORMATION

I (we) fully understand that the Registered Representative, acting on behalf of American National Insurance Company and Securities Management & Research, Inc., has requested the above suitability information to determine whether my (our) purchase of American National's Variable products is an appropriate investment considering my (our) financial situation. I (we) refuse to provide the requested information and by my (our) signature(s) below agree not to seek rescission of the applicable variable product issued or damages based on its unsuitability.


_________________________________            ___________________________________
      Purchaser Signature                           Joint Owner Signature

REGISTERED REPRESENTATIVE NOTICE - Should the Purchaser sign the above Statement of Refusal to Provide Financial Information, it is still an NASD requirement that you have reasonable grounds to recommend the purchase of this investment as suitable. Therefore, you must complete the suitability information to the best of your knowledge and certify that you have done so when signing the Registered Representative's Statement below.

                       PURCHASER AGREEMENT TO ARBITRATION
             (THIS SECTION IS NOT APPLICABLE TO MISSOURI RESIDENTS)

The following conditions are agreed to by all parties to this agreement.

1. Arbitration is final and binding on the parties.
2. The parties are waiving their right to seek remedies in court, including the right to a jury trial.
3. Pre-arbitration discovery is generally more limited and different from court proceedings.
4. The arbitrators' award is not required to include factual findings or legal reasoning and any party's right to appeal or to seek modification of rulings by arbitrators is strictly limited.
5. The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry.

By signature below, I (we) understand that I (we) have the right to any dispute between us arising under the federal securities laws to be resolved through litigation in the courts. In lieu of using the courts, I (we) may agree, after any such dispute has arisen, to settle it by arbitration before an appropriate group of arbitrators. However, I (we) understand that any other dispute between us arising out of any transaction or this agreement shall be settled by arbitration before the National Association of Securities Dealer, Inc., which must be commenced by a written notice of intent to arbitrate. Judgment upon any award may be entered in any appropriate court.

I (we) further understand that we may not bring a punitive or certified class action to arbitration, nor seek to enforce any pre-dispute arbitration agreement against anyone who has initiated in court a punitive class action; or who is a member of a punitive class action until (1) the class action certification is denied; or (2) the class is decertified; or (3) I (we) are excluded from the class action by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver of any right under this agreement except to the extent stated herein.


_________________________________            ___________________________________
      Purchaser Signature                           Joint Owner Signature



REGISTERED REPRESENTATIVE STATEMENT & SIGNATURE

Check appropriate boxes.

 [ ] Application attached.
 [ ] Signed Arbitration Agreement
 [ ] Suitability Information was provided by the Purchaser(s) and the Purchaser(s) signed acknowledgment that information was accurately recorded.
     or,
 [ ] Refusal to Provide Financial Information Statement signed by
     Purchaser(s). I provided the suitability information to the best of my knowledge and have reasonable grounds to recommend the purchase of this investment as suitable for the Investor.


______________________________________   _______________________________________
Registered Representative Signature      Registered Representative Personal Code

______________________________________   _______________________________________
Registered Representative Name (print)   Date        Branch Office #       PSO#


--------------------------------------------------------------------------------
Home Office Approval:______________________________________

Date Received:________________________

                     [AMERICAN NATIONAL LOGO APPEARS HERE]

                                   INVE$TRAC
                                     GOLD
                                   VARIABALE
                                    ANNUITY
                                   CONTRACTS

                                Prospectus for
                               Group Unallocated
                           Variable Annuity Contracts
                                   Issued by
                               AMERICAN NATIONAL
                               INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999

                                 1-800-306-2959

             DISTRIBUTOR
             SECURITIES MANAGEMENT AND RESEARCH, INC.
             ONE MOODY PLAZA
             GALVESTON, TEXAS 77550-7999

[LOGO OF     CUSTODIAN
AMERICAN     AMERICAN NATIONAL INSURANCE COMPANY
NATIONAL     ONE MOODY PLAZA
APPEARS      GALVESTON, TEXAS 77550-7999
HERE]
             INVESTMENT MANAGER
             SECURITIES MANAGEMENT AND RESEARCH, INC.
             ONE MOODY PLAZA
             GALVESTON, TEXAS 77550-7999

             INSURER
             AMERICAN NATIONAL INSURANCE COMPANY
             ONE MOODY PLAZA
             GALVESTON, TEXAS 77550-7999

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

  This Prospectus describes the group unallocated form of Variable Annuity Contracts (the "Contract") offered by American National Insurance Company ("American National"). The Contract is designed to provide an investment vehicle for the accumulation of capital on a tax-deferred basis for retirement or other long-term purposes.

  Unlike traditional guaranteed annuities, the Contract provides Accumulation Values which are based on and vary with the investment performance of Subaccounts of the American National Variable Annuity Separate Account (the "Separate Account") and/or the American National Fixed Account. The assets of the Subaccounts are invested in the portfolios of American National Investment Accounts, Inc. (the "American National Fund") and in the portfolios of Variable Insurance Products Fund (VIP)and Variable Insurance Products Fund II (VIP
II)(sometimes referred to, collectively, as the "Fidelity Funds"). The portfolios of the American National Fund and the portfolios of the Fidelity Funds that are available for investment will sometimes be referred to, individually, as an "Eligible Portfolio" and, collectively, as the "Eligible Portfolios."

  The Contractowner may request that all or a portion of the Accumulation Value of the Contract be annuitized. At that time, a portion of the Accumulation Value is allocated to the Fixed Account and annuity payments are made according to the option provided by the Plan.

  The Separate Account is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust, which is a type of investment company. The Separate Account currently has fourteen separate Subaccounts: the AN Money Market, the AN Growth, the AN Balanced, the AN Managed, the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, the VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. The assets of such Subaccounts are invested in shares of a corresponding Eligible Portfolio. The accompanying prospectuses for the American National Fund and the Fidelity Funds describe the investment objectives, policies and the risks of each of the Eligible Portfolios. The prospectuses for the Fidelity Funds include certain portfolios which are not Eligible Portfolios and therefore not available for investment under the Policy.

 The Fixed Account is funded by the general assets of American National.

  Although the Contract is designed primarily to offer benefits based on investment performance, all or a portion of the Accumulation Value can be in the form of a traditional guaranteed annuity.

  The Contractowner has the right to examine a Contract and return it to American National during what is generally known as the "free look" period. American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract. State law generally does not provide such a "free look" period for the Plan Participants.

  This Prospectus sets forth the information that a prospective investor should know before investing. A Statement of Additional Information about the Contract is free and may be obtained by calling American National at the telephone number above. The Statement of Additional Information which has the same date as this Prospectus, has been filed with the Securities and Exchange Commission. The Table of Contents of such Statement of Additional Information is set forth in this Prospectus on page 18.

   This Prospectus is valid only when accompanied by Current Prospectuses or Prospectus Profiles For The American National Investment Accounts, Inc., Variable Insurance Products Fund and Variable Insurance Products Fund II

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, OR BY ANY STATE SECURITIES REGULATORY AUTHORITY, NOR HAS THE COMMISSION, OR ANY STATE SECURITIES REGULATORY AUTHORITY, PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   An interest in the Contract is not a deposit or obligation of, or guaranteed or endorsed by any bank, nor is the Contract federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The Contract involves investment risk, including possible loss of principal.

   PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

                THE DATE OF THIS PROSPECTUS IS APRIL 30, 1998.

TABLE OF CONTENTS
                                                                      PAGE
Glossary of Terms....................................................  3
Summary of the Contracts.............................................  4
 Purpose of the Contracts............................................  4
 Investment Options..................................................  4
 Purchasing a Variable Annuity Contract..............................  4
 Allocations and Transfers...........................................  4
 Death Benefit.......................................................  4
 Surrenders from the Contract........................................  4
 How Annuity Payments are Determined.................................  4
 Your Right to Cancel the Variable Annuity
   Contract..........................................................  4
Summary of Expenses..................................................  4
 Expenses............................................................  4
American National Insurance Company and
 the Separate Account................................................  8
 American National Insurance Company.................................  8
 The Separate Account................................................  8
 The American National Fund..........................................  8
 The Fidelity Funds..................................................  9
 Addition, Deletion or Substitution of
   Investments....................................................... 10
Fixed Account........................................................ 11
Contract............................................................. 11
 Purpose of the Contract............................................. 11
 Type of Contract.................................................... 11
 Contract Application and Purchase Payments.......................... 11
 Allocation of Purchase Payments..................................... 12
 Crediting of Accumulation Units..................................... 12
 Determining the Accumulation Unit Values............................ 12
 Transfers........................................................... 12
Contractowner Inquiries.............................................. 12
Charges and Deductions............................................... 12
 Surrender Charge.................................................... 12
 Other Charges....................................................... 12
 (a) Administrative Charges.......................................... 12
 (b) State Premium Taxes............................................. 13
 (c) Mortality and Expense Risk Fee.................................. 13
 (d) Charges for Taxes............................................... 13
 (e) Exchange Fee.................................................... 13
 Exceptions to Charges............................................... 13
Distributions Under the Contract..................................... 13
 Full and Partial Surrenders......................................... 13
Annuity Payments..................................................... 14
 Annuity Options..................................................... 14
 Annuity Provisions.................................................. 14
Federal Tax Matters.................................................. 14
 Introduction........................................................ 14
 Taxation of Annuities in General.................................... 14
 Qualified Contracts................................................. 15
   Possible Legislative Changes...................................... 15
Performance.......................................................... 15
Distributor of the Contracts......................................... 16
Safekeeping of the Separate Account's Assets......................... 16
Voting Rights........................................................ 16
Legal Matters........................................................ 16
State Regulation of American National................................ 16
 Preparing for Year 2000............................................. 17
Legal Proceedings.................................................... 17
Experts.............................................................. 17
Additional Information............................................... 17
Financial Statements................................................. 17
Table of Contents of Statement of
 Additional Information.............................................. 18

GLOSSARY OF TERMS

  The following definitions may be useful in reading this Prospectus. Certain additional terms are defined in the text.

  ACCUMULATION PERIOD - The period from the date Accumulation Units are first purchased under a Contract to the date the Contract is surrendered for its then current value.

  ACCUMULATION UNIT - A standard of measurement used with respect to each Subaccount to calculate the value of a Contract during the Accumulation Period. The value of an Accumulation Unit fluctuates with the value of the shares of the corresponding Eligible Portfolio owned by each Subaccount less any applicable deductions. (See "Charges and Deductions," page 12.)

 ACCUMULATION UNIT VALUE - The value of an Accumulation Unit.

  ACCUMULATION VALUE - The Accumulation Value of a Contract is the sum of: (i) the total Accumulation Units in Subaccounts times the respective Accumulation Unit Values of such Subaccounts, and (ii) the Contractowner's value in the Fixed Account.

  CONTRACT - A Variable Annuity Contract issued pursuant to this Prospectus which sets forth the obligations and contractual promises which American National makes to the Contractowner.

  CONTRACTOWNER - The entity entitled to exercise rights of ownership in a Contract prior to termination of the Contract.

  CONTRACT YEAR - The period from the date the first Purchase Payment is credited to the immediately preceding day of the succeeding year. (February 29 will be treated as February 28 for the purpose of this definition.)

  DEFERRED ANNUITY CONTRACT - A Contract in which annuity payments commence at some future date specified by the Contractowner.

  ELIGIBLE PORTFOLIO - A Portfolio of The American National Fund or the Fidelity Funds which corresponds to and in which a Subaccount can be invested.

  FIXED ACCOUNT - An account that is a part of American National's General Account to which all or a portion of Net Purchase Payments and transfers may be allocated for accumulation at fixed rates of interest.

  GENERAL ACCOUNT - The General Account of American National which includes all of American National's assets except those assets segregated into its separate accounts.

GROUP UNALLOCATED CONTRACT - A Contract between theContractowner and American National under which all Accumulation Units are credited to one accumulation account.

  IMMEDIATE ANNUITY - A Contract purchased with a single Purchase Payment, which provides immediate annuity payments on an annual, semiannual, quarterly or monthly schedule to the Contractowner.

  MORTALITY AND EXPENSE RISK FEE - The amount payable to American National for accepting mortality and expense risks.

 NET PURCHASE PAYMENT - The Purchase Payment less any government entity premium tax charge.

  NON-QUALIFIED CONTRACT - A Contract issued in connection with a retirement plan that does not receive favorable tax treatment under the Internal Revenue Code.

  PLAN - A document or agreement defining the retirement or other benefits and those eligible to receive them. The Plan is not a part of a Contract and American National is not a party to a Plan.

 PLAN PARTICIPANT - a participant in a Plan.

  PORTFOLIO - A separate series of capital securities designed to meet specified investment objectives. The American National Fund currently consists of four portfolios, all of which are Eligible Portfolios. The Fidelity Funds currently consist of ten portfolios, all of which are Eligible Portfolios.

 PURCHASE PAYMENT - A payment made into a Contract.

  QUALIFIED CONTRACT - A Contract issued in connection with a Plan that receives favorable tax treatment under the Internal Revenue Code of 1986.

  SUBACCOUNT - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a corresponding Eligible Portfolio.

  VALUATION DATE - A valuation date is each day on which the New York Stock Exchange ("NYSE") is open for trading.

  VALUATION PERIOD - The period commencing at the close of regular trading on the NYSE on one Valuation Date and ending at the close of regular trading on the NYSE on the next succeeding Valuation Date.

VARIABLE ANNUITY - An annuity providing Accumulation Value which varies in dollar amount depending on the investment results of the American National Fund or the Fidelity Funds.

SUMMARY OF THE CONTRACTS

PURPOSE OF THE CONTRACTS

  The purpose of the Contract is to provide Accumulation Values which are expected to reflect changes in the cost of living to a greater degree than a traditional guaranteed annuity. The Contract offers Contractowners the opportunity to vary the Accumulation Value based on the performance of the investments chosen by the Contractowner.

  There is no assurance that a Subaccount will obtain its investment objective. Because a Variable Annuity's value is based on the investment performance of Eligible Portfolios and is not guaranteed, a Variable Annuity Contract entails more investment risk than a traditional guaranteed annuity.

  There is also American National's Fixed Account option for Contractowners who prefer more conservative investments. (See Fixed Account, page 11.)

INVESTMENT OPTIONS

  Net Purchase Payments may be invested in the Subaccounts and/or in American National's Fixed Account. The fourteen Subaccounts are: the AN Money Market, the AN Growth, the AN Balanced, the AN Managed, the VIP II Investment Grade Bond, the VIP II Asset Manager, the VIP II Index 500, the VIP Money Market, the VIP Equity-Income, the VIP High Income, VIP Growth, the VIP Overseas, the VIP II Contrafund and the VIP II Asset Manager: Growth Subaccounts. Each of the Subaccounts invests exclusively in the shares of a corresponding Eligible Portfolio. Each such Subaccount and corresponding Eligible Portfolio has a different investment objective. (See "The American National Fund" at page 8, and "The Fidelity Funds" at page 9.)

PURCHASING A VARIABLE ANNUITY CONTRACT

  If a legal entity wishes to purchase a Contract, the legal entity must complete an application and pay the minimum initial Purchase Payment to American National's home office.

ALLOCATION AND TRANSFERS

  Net Purchase Payments will be initially allocated to each Subaccount and/or American National's Fixed Account as instructed in the application. Thereafter, the allocation may be changed by the Contractowner.

  Transfers can be made between Subaccounts and American National's Fixed Account. American National allows 12 free transfers per Contract Year. Any additional transfer will be subject to a $10.00 exchange fee. Transfers out of the Fixed Account are limited as described in the section "Transfers" on page 12.

  Transfers and allocation changes can be made by either writing to American National's home office or by telephone instructions. A Telephone Transfer Authorization Form must to be on file at American National's home office before telephone instructions will be allowed.

DEATH BENEFIT

  The death benefit, if any will be determined by the provisions of the Plan pursuant to which the Contract is issued.

SURRENDERS FROM THE CONTRACT

  All or part of a Accumulation Value may be surrendered upon the Contractowner's written request. The surrender is subject to a Surrender Charge. Contracts purchased in connection with retirement plans may be subject to restrictions imposed by the Plan. The sum of surrender charges and distribution expense charges will never be more than 9.0% of total Purchase Payments paid.

HOW ANNUITY PAYMENTS ARE DETERMINED

  The Contractowner may request that all or a portion of the Accumulation Value of the Contract be annuitized. At that time, a portion of the Accumulation Value is allocated to the Fixed Account and annuity payments are made according to the option provided by the Plan. There are a number of different annuity options, each of which provides a different level and number of annuity payments. The annuity options include payments for the life of a Plan Participant, payments for the life of an Plan Participant with a guarantee that such payments will continue for at least 10 or 20 years, or payments made jointly to a Plan Participant and another named individual with a right of survivorship. (See Annuity Options, page 14.)

YOUR RIGHT TO CANCEL THE VARIABLE ANNUITY CONTRACT
THE "FREE LOOK" PERIOD

State law requires that Contractowners be given a "free look" period, generally running ten days after the Contractowner receives the Contract, within which the Contractowner may return the Contract to American National's home office. State law does not generally provide a "free look" period for the Plan Participants. If a Contract is returned during the Contractowner's "free look" period, American National will then refund the greater of all Purchase Payments made or the Accumulation Value plus the amount of any charges for state premium taxes, mortality and expense risk and advisory fees. (See "Contract Application and Purchase Payments," page 11.)

SUMMARY OF EXPENSES

EXPENSES

  The purpose of the following table is to illustrate the costs and expenses that are borne, directly and indirectly, by Contractowners. The information set forth should be considered together with the narrative provided under the heading "Charges and Deductions" in this Prospectus. In addition to the expenses listed below, premium taxes may also be applicable.

CONTRACTOWNER TRANSACTION EXPENSES

 Sales Load as a percentage of Purchase Payments 0%
 Deferred Sales Load ("Surrender Charge")

  A Surrender Charge is imposed based upon the Contract Year in which the withdrawal is made. The Surrender Charge is deducted from the remaining Accumulation Value, or, if the remaining Accumulation Value is insufficient to cover the Surrender Charge, a portion of the Surrender Charge will be deducted from the withdrawal amount. Such Surrender Charge will be a percentage of each withdrawal as illustrated in the following table:

    Contract Years Applicable Surrender Charge as a Percentage of Each Withdrawal

             1.................   4.0
             2.................   3.5
             3.................   3.0
             4.................   2.5
             5.................   2.0
             6.................   1.5
             7.................   1.0
             8 and thereafter..   0.0

EXCHANGE FEE                                                              $10.
(THERE IS NO EXCHANGE FEE FOR
THE FIRST TWELVE TRANSFERS)
Annual Contract Fee                                                       $ 0.
Separate Account Annual Expenses
(AS A PERCENT OF AVERAGE NET ASSETS)
Mortality Risk Fee                                                       0.40%
Expense Risk Fee                                                         0.45%
Administrative Asset Fee                                                 0.10%
Total Separate Account Annual Expense                                    0.95%

AN MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after expense reimbursement                          * **0.14%
Other Expenses                                                           0.73%
Total AN Money Market Portfolio Annual Expense                           0.87%
* Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.23%.

AN GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement                                  * **0.28%
Other Expenses                                                           0.59%
Total AN Growth Portfolio Annual Expenses                                0.87%
* Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.09%.

AN BALANCED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement                                  * **0.10%
Other Expenses                                                           0.80%
Total AN Balanced Portfolio Annual Expenses                              0.90%
* Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.30%.

AN MANAGED PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees after reimbursement                                  * **0.33%
Other Expenses                                                           0.60%
Total AN Managed Portfolio Annual Expenses                               0.93%
* Without reimbursement the management fees would have been 0.50% and the total portfolio annual expense would have been 1.10%.
** Under its Administrative Service Agreement with the Fund, Securities Management and Research, Inc. ("SM&R"), the Fund's Investment Adviser and Manager, has agreed to pay (or to reimburse each Portfolio for) each Portfolio's expenses (including the advisory fee and administrative service fee paid to SM&R, but exclusive of interest, commissions and other expenses incidental to portfolio transactions) in excess of 1.50% per year of such Portfolio's average daily net assets. In addition, SM&R has entered into a separate undertaking with the Fund effective May 1, 1994 until April 30, 1999, pursuant to which SM&R has agreed to reimburse the AN Money Market Portfolio and the AN Growth Portfolio for expenses in excess of .87%; the AN Balanced Portfolio for expenses in excess of .90% and the AN Managed Portfolio for expenses in excess of .93%, of each of such Portfolios' average daily net assets during such period. SM&R is under no obligation to renew this undertaking for any Portfolio at the end of such period.

VIP II INVESTMENT GRADE BOND PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.44%
Other Expenses                                                           0.14%
Total VIP II Investment Grade Bond Portfolio
Annual Expenses                                                          0.58%

VIP II ASSET MANAGER PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.55%
Other Expenses                                                           0.10%
Total VIP II Asset Manager Portfolio Annual
Expenses after reduction                                                *0.65%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.55%, 0.20% and 0.75%, respectively.

VIP II INDEX 500 PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.24%
Other Expenses                                                           0.04%
Total VIP II Index 500 Portfolio Annual
Expenses                                                                 0.28%

VIP MONEY MARKET PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.21%
Other Expenses                                                           0.10%
Total VIP Money Market Portfolio Annual Expenses                         0.31%

VIP EQUITY-INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.50%
Other Expenses                                                           0.08%
Total VIP Equity-Income Portfolio Annual
Expenses after reduction                                                *0.58%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.50%, 0.18% and 0.68%, respectively.

VIP HIGH INCOME PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.59%
Other Expenses                                                           0.12%
Total VIP High Income Portfolio Annual
Expenses after reduction                                                *0.71%
* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.59%, 0.22% and 0.81%, respectively.

VIP GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.60%
Other Expenses                                                           0.09%
Total VIP Growth Portfolio Annual Expenses
after reduction                                                         *0.69%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.60%, 0.19% and 0.79%, respectively.

VIP OVERSEAS PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.75%
Other Expenses                                                           0.17%
Total VIP Overseas Portfolio Annual Expenses
after reduction                                                         *0.92%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.75%, 0.27% and 1.02%, respectively.

VIP II Contrafund Portfolio Annual Expenses
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.60%
Other Expenses                                                           0.11%
Total VIP II Contrafund Portfolio Annual
Expenses after reimbursement                                            *0.71%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.60%, 0.21% and 0.81%, respectively.

VIP II ASSET MANAGER: GROWTH PORTFOLIO ANNUAL EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees                                                          0.60%
Other Expenses                                                           0.17%
Total VIP II Asset Manager: Growth Portfolio
Annual Expenses after reimbursement                                     *0.77%

* The portfolio's expenses were voluntarily reduced by the portfolio's investment adviser. Absent reimbursement, management fees, other expenses and total portfolio expenses would have been 0.60%, 0.27% and 0.87%, respectively.

EXAMPLE:  GROUP UNALLOCATED CONTRACT
 If you surrender your Group Unallocated Contract at the end of the applicable time period:
  You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

FUND                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
AN Money Market Portfolio             $58      $89     $121     $214
AN Growth Portfolio                   $58       89      121      214
AN Balanced Portfolio                 $59       90      123      217
AN Managed Portfolio                  $59       91      124      220
VIP II Investment Grade
  Bond Portfolio                      $56       80      106      182
VIP II Asset Manager
  Portfolio                           $57       85      115      200
VIP II Index 500 Portfolio            $53       71       91      149
VIP Money Market Portfolio            $53       72       92      151
VIP Equity-Income
  Portfolio                           $56       80      106      182
VIP High Income Portfolio             $57       84      113      197
VIP Growth Portfolio                  $57       84      112      194
VIP Overseas Portfolio                $59       91      124      220
VIP II Contrafund Portfolio           $57       85      115      200
VIP II Asset Manager:
  Growth Portfolio                    $58       89      121      214

   If you do not surrender your Group Unallocated Contract: You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:

FUND                                1 YEAR  3 YEARS  5 YEARS  10 YEARS
AN Money Market
  Portfolio                           $18      $57     $ 99      $214
AN Growth Portfolio                   $18       57       99       214
AN Balanced Portfolio                 $19       58      100       217
AN Managed Portfolio                  $19       59      102       220
VIP II Investment Grade
  Bond Portfolio                      $16       48       83       182
VIP II Asset Manager
  Portfolio                           $17       53       92       200
VIP II Index 500 Portfolio            $13       39       68       149
VIP Money Market
  Portfolio                           $13       40       69       151
VIP Equity-Income
  Portfolio                           $16       48       83       182
VIP High Income
  Portfolio                           $17       52       90       197
VIP Growth Portfolio                  $17       52       89       194
VIP Overseas Portfolio                $19       59      102       220
VIP II Contrafund
  Portfolio                           $17       53       92       200
VIP II Asset Manager:
  Growth Portfolio                    $18       57       99       214

  The examples should not be considered to be a representation of past or future expenses, and the examples do not include the deduction of state premium taxes which may be assessed by a number of states.

The purpose of the preceding table is to assist Contractowners in understanding the various costs and expenses that a Contractowner will bear directly or indirectly and, thus, the table reflects expenses of both the Separate Account and the American National Fund and/or the Fidelity Funds. Actual expenses may be greater or lesser than those shown. The example assumes a 5% annual rate of return pursuant to the requirements of the SEC. This hypothetical rate of return is not intended to be representative of past or future performance of an Eligible Portfolio. For a more complete description of the various costs and expenses of the American National Fund and the Fidelity Funds, see their Prospectuses.

ACCUMULATION UNIT VALUES


(For an accumulation unit outstanding throughout the period)                                            Year Ended December 31,
                                                                                                      ----------------------------
                                                                                                        1997      1996       1995
                                                                                                      -------   --------   -------

AN GROWTH PORTFOLIO
Accumulation unit value at beginning of period                                                         $ 1.558  $ 1.343  b   $    --

Accumulation unit value at end of period                                                               $ 1.968  $ 1.558      $    --

Number of accumulation units outstanding at end of period                                               17,443   14,363           --


AN MONEY MARKET PORTFOLIO
Accumulation unit value at beginning of period                                                         $ 1.387  $ 1.053  c   $    --

Accumulation unit value at end of period                                                               $ 1.101  $ 1,387      $    --

Number of accumulation units outstanding at end of period                                                   --       71           --


AN BALANCED PORTFOLIO
Accumulation unit value at beginning of period                                                         $ 1.369  $ 1.184  b   $    --

Accumulation unit value at end of period                                                               $ 1.504  $ 1.369      $    --

Number of accumulation units outstanding at end of period                                                3,587    3,330           --


AN MANAGED PORTFOLIO
Accumulation unit value at beginning of period                                                         $ 2.466  $ 1.353  b   $    --

Accumulation unit value at end of period                                                               $ 1.903  $ 2.466      $    --

Number of accumulation units outstanding at end of period                                                  465    1,498           --


FIDELITY VIP II INVESTMENT GRADE BOND
Accumulation unit value at beginning of period                                                         $ 1.185  $ 1.121  b   $    --

Accumulation unit value at end of period                                                               $ 1.283  $ 1.185      $    --

Number of accumulation units outstanding at end of period                                               13,768   17,859           --


FIDELITY VIP II ASSET MANAGER
Accumulation unit value at beginning of period                                                         $ 1.318  $ 1.149       $0.990

Accumulation unit value at end of period                                                               $ 1.583  $ 1.318       $1.149

Number of accumulation units outstanding at end of period                                               78,051   42,474       41,926


FIDELITY VIP II INDEX 500
Accumulation unit value at beginning of period                                                         $ 1.777  $ 1.486  b   $    --

Accumulation unit value at end of period                                                               $ 2.487  $ 1.777      $    --

Number of accumulation units outstanding at end of period                                               11,675    6,327           --


FIDELITY VIP MONEY MARKET
Accumulation unit value at beginning of period                                                         $ 1.109  $ 1.066  a   $    --

Accumulation unit value at end of period                                                               $ 1.196  $ 1.109      $    --

Number of accumulation units outstanding at end of period                                               10,040    8,304           --


FIDELITY VIP EQUITY INCOME FUND
Accumulation unit value at beginning of period                                                         $ 1.535  $ 1.338       $1.000

Accumulation unit value at end of period                                                               $ 1.980  $ 1.535       $1.338

Number of accumulation units outstanding at end of period                                               77,128   47,017       39,570


FIDELITY VIP HIGH INCOME FUND
Accumulation unit value at beginning of period                                                         $ 1.415  $ 1.260  b   $    --

Accumulation unit value at end of period                                                               $ 1.635  $ 1.415      $    --

Number of accumulation units outstanding at end of period                                                8,122    8,006           --


FIDELITY VIP GROWTH
Accumulation unit value at beginning of period                                                         $ 1.587  $ 1.462  b   $    --

Accumulation unit value at end of period                                                               $ 1.994  $ 1.587      $    --

Number of accumulation units outstanding atend of period                                                28,010   20,557           --


FIDELITY VIP OVERSEAS
Accumulation unit value at beginning of period                                                         $ 1.196  $ 1.061      $ 0.970

Accumulation unit value at end of period                                                               $ 1.319  $ 1.196      $ 1.061

Number of accumulation units outstanding at end of period                                               43,013   25,842       21,832


FIDELITY VIP II CONTRA FUND
Accumulation unit value at beginning of period                                                         $ 1.455  $ 1.213  b

Accumulation unit value at end of period                                                               $ 1.757  $ 1.455

Number of accumulation units outstanding at end of period                                                9,016    4,605

FIDELITY VIP II ASSET MANAGER GROWTH
Accumulation unit value at beginning of period                                                         $ 1.222  $ 1.102  b

Accumulation unit value at end of period                                                               $ 1.503  $ 1.222

Number of accumulation units outstanding at end of period                                                9,295    7,234


a   June 10, 1996 (the first date the Subaccount received a transfer or had a purchase payment  allocated)
b   June 25, 1996 (the first date the Subaccount received a transfer or had a purchase payment allocated)
c   July 30, 1996 (the first date the Subaccount received a transfer or had a purchase payment allocated)


AMERICAN NATIONAL INSURANCE COMPANY AND THE SEPARATE ACCOUNT

AMERICAN NATIONAL INSURANCE COMPANY

  American National is a stock life insurance company chartered in 1905 in the State of Texas. It is licensed to do life insurance business in 49 states, the District of Columbia, Puerto Rico, Guam, and American Samoa. American National's home office is located at the American National Insurance Building, One Moody Plaza, Galveston, Texas 77550-7999. The Moody Foundation (the "Foundation"), a charitable foundation established for charitable and educational purposes, owns approximately 23.7% of American National's common stock and the Libbie S. Moody Trust, a private trust, owns approximately 37.6% of such shares. Robert L. Moody ("RLM"), Chairman of the Board, President and Chief Executive Officer of American National, RLM's son, Ross R. Moody, and Frances Moody Newman, RLM's mother, are trustees of the Foundation.

  The Moody National Bank of Galveston (the "Bank") is trustee of the Libbie S. Moody Trust. RLM is Chief Executive Officer of the Bank and of Moody Bank Holding Company, Inc. ("MBHC"), the Bank's controlling stockholder. RLM is also a Director and President of Moody Bancshares, Inc. ("Bancshares"), MBHC's sole shareholder. The Three R Trusts, trusts established by RLM for the benefit of his children, own 100% of Bancshares' Class B stock (which elects a majority of Bancshares' directors) and 49.6% of its Class A Stock. The trustee of the Three R Trusts is Irwin M. Herz, Jr., a partner in Greer, Herz & Adams, LLP, 18th Floor, One Moody Plaza, Galveston, Texas, General Counsel to American National, the Bank, Bancshares, MBHC, the American National Fund and Securities Management and Research, Inc.

  American National's total assets on December 31, 1997 were $6,911,337,624 on a statutory basis.

 American National writes life, health and accident insurance and annuities.

THE SEPARATE ACCOUNT

  The Separate Account was established by American National on July 30, 1991 pursuant to the insurance laws of the State of Texas. American National is the depositor of the Separate Account. Under Texas law, the assets of the Separate Account are held exclusively for the benefit of Contractowners and persons entitled to payments under the Contracts. At present the Separate Account is used only to support Variable Annuity Contracts. American National is the legal holder of the assets in the Separate Account and will at all times maintain assets in the Separate Account with a total market value at least equal to the reserve and other contract liabilities for the Separate Account. The assets of the Separate Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which American National may conduct. Income, as well as both realized and unrealized gains or losses from the assets of the Separate Account, is credited to or charged against the Separate Account without regard to income, gains or losses arising out of other business that American National conducts. Nevertheless, these assets shall be available to cover the liabilities of American National's General Account, but only to the extent that the Separate Account's assets exceed its liabilities arising under the Contract's supported by it. In addition to these assets, the Separate Account assets may include accumulations of the charges American National makes against Policies and Contracts participating in the Separate Account. From time to time, any such assets due American National may be transferred in cash to American National's General Account. Obligations under the Variable Annuity Contracts are obligations of American National.

  The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. Such registration does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a division of American National. There are currently fourteen Subaccounts within the Separate Account available to Contractowners and each invests only in a corresponding Eligible Portfolio.

THE AMERICAN NATIONAL FUND

  Four of the Subaccounts of the Separate Account invest in the shares of a corresponding portfolio of the American National Fund. The American National Fund is registered with the SEC under the 1940 Act as an open-end diversified, series management investment company. The American National Fund shares are also purchased by American National Variable Life Separate Account.

  The Separate Account will purchase and redeem shares from the American National Fund at net asset value.

  The investment objectives and policies of each portfolio of the American National Fund are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for the American National Fund, which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained.

  The American National Fund currently has a Money Market Portfolio, a Growth Portfolio, a Balanced Portfolio and a Managed Portfolio.

  AN MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Money Market Portfolio will invest only in money market instruments of high quality determined by the American National Fund's investment adviser. The Money Market Portfolio of the American National Funds shall be referred to herein as "AN Money Market."

  AN GROWTH PORTFOLIO ... seeks to achieve capital appreciation normally through
the purchase of common stocks (although such   Portfolio investments are not
restricted to any one type of security). Capital appreciation may also be sought in other types of securities, including bonds and preferred stocks. This Growth Portfolio of the American National Fund is referred to herein as "AN Growth."

  AN BALANCED PORTFOLIO ... seeks to provide conservation of principal, reasonable current income and long-term capital appreciation by investing in a balanced portfolio of fixed-income securities such as bonds, preferred stock and short-term obligations combined with common stocks and securities convertible into common stocks.

  AN MANAGED PORTFOLIO ... seeks to achieve growth of capital and/or current income by investing in a diversified portfolio consisting of, at the American National Fund's investment adviser's discretion, money market instruments, debt securities, stock or a combination thereof. It is anticipated that over longer periods a larger portion of the AN Managed Portfolio will consist of equity securities.

  Securities Management and Research, Inc. ("SM&R") is the investment adviser and manager of the American National Fund. It also provides investment advisory and portfolio management services to American National and other clients. It maintains a staff of experienced investment personnel and related support facilities. Detailed information about the American National Fund Management Fees is contained in the American National Fund Prospectus. Such fees exceed the industry average for advisory and administrative fees.

THE FIDELITY FUNDS

  Pursuant to a Participation Agreement between American National, Fidelity Distributors Corporation and the Fidelity Funds, ten of the Subaccounts of the Separate Account invest in the shares of ten corresponding portfolios of the Fidelity Funds. The Fidelity Funds are registered with the SEC under the 1940 Act as open-end diversified, series management investment companies organized as Massachusetts business trusts. The Fidelity Funds' shares are also purchased by American National Variable Life Separate Account.

  Fidelity Management & Research Company ("FMR"), the Fidelity Funds' investment adviser, was founded in 1946. FMR provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personal and a full compliment of related support facilities. Fidelity Management & Research (U.K.) Inc. ("FMR U.K.") and Fidelity Management and Research (Far East) Inc. ("FMR Far East") are wholly owned subsidiaries of FMR that provide research with respect to foreign securities. FMR U.K. and FMR Far East maintain their principal business offices in London and Tokyo, respectively. As of December 31, 1997, FMR advised funds having more than 29 million shareholder accounts with a total value of more than $423 billion. Fidelity Distributors Corporation distributes shares for the Fidelity Funds. FMR Corp. is the holding company for the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d, President and a Trustee of the Fidelity Funds, and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp.

  The Management, Distribution and Service Fees for the Fidelity Funds are explained in the Fidelity Funds' Prospectuses.

  The Separate Account will purchase and redeem shares from the Fidelity Funds at net asset value.

  The investment objectives and policies of each portfolio of the Fidelity Funds are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectus for each of the Fidelity Funds which must accompany this Prospectus and which should be read carefully together with this Prospectus and retained. The Fidelity Funds are series mutual funds which currently have a total of thirteen separate investment portfolios, ten of which are Eligible Portfolios.

  VIP II INVESTMENT GRADE BOND PORTFOLIO ... seeks as high a level of current income as is consistent with the preservation of capital by investing in a broad range of investment-grade, fixed-income securities. The VIP II Investment Grade Bond Portfolio will maintain a dollar-weighted average portfolio maturity of ten years or less.

  VIP EQUITY-INCOME PORTFOLIO ... seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the VIP Equity-Income Portfolio will also consider the potential for capital appreciation. The VIP Equity-Income Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

  VIP HIGH INCOME PORTFOLIO ... seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. High yielding, lower-rated securities present higher risks of untimely interest and principal payments, default and price volatility than higher-quality securities, and may present problems of liquidity and valuation. See the prospectus describing the VIP High Income Portfolio for more information on the risks of investing in high-yielding, lower-rated securities.

  VIP GROWTH PORTFOLIO ... seeks to achieve capital appreciation. The VIP Growth Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  VIP OVERSEAS PORTFOLIO ... seeks long term growth of capital primarily through investments in foreign securities. VIP Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

  VIP MONEY MARKET PORTFOLIO ... seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The VIP Money Market Portfolio will invest only in high quality U.S. dollar denominated money market securities of domestic and foreign issuers.

  VIP II ASSET MANAGER PORTFOLIO ... seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

  VIP II INDEX 500 PORTFOLIO ... seeks to provide investment results that correspond to the total return (i.e., the combination of capital charges and income) of common stocks publicly traded in the United States. In seeking this objective, the VIP II Index 500

Portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500 Composite Stock Price Index while keeping transaction cost and other expense low. The VIP II Index 500 Portfolio is designed as a long-term investment option.

  VIP II CONTRAFUND PORTFOLIO ... seeks capital appreciation by investing in companies FMR believes to be undervalued due to an overly pessimistic appraisal by the public. In pursuit of the fund's goal, FMR looks for companies with the following characteristics: (i) unpopular, but improvements seem possible due to developments such as a change in management, a new product line, or an improved balance sheet, (ii) recently popular, but temporarily out of favor due to short-term or onetime factors, or (iii) undervalued compared to other companies in the same industry.

  VIP II ASSET MANAGER: GROWTH PORTFOLIO ... seeks to maximize total return over the long term by allocating its assets among stocks, bonds, and short-term instruments. Allocating among different types of investments allows the fund to take advantage of opportunities wherever they may occur, but also subjects the fund to the risks of a given investment type.

  American National has entered into arrangements with either the investment advisor or distributor for certain of the Eligible Portfolios pursuant to which the advisor or distributor pays American National a fee based upon an annual percentage of the average aggregate net amount invested by American National on behalf of the Portfolio. These percentages differ, and American National is paid a greater percentage by some investment advisors or distributors than other advisors or distributors. These agreements reflect administrative and other services provided by American National.

  The Eligible Portfolios and the investment companies of which they are a part are offered and sold only to registered separate accounts of insurance companies offering variable annuity and variable life insurance contracts, and, in some cases, to certain qualified pension and retirement plans. The Eligible Portfolios and investment companies are not offered or sold to the general public and should not be mistaken for other investment companies that may be offered by the same sponsor and/or that may have similar names.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

  American National reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of an Eligible Portfolio are no longer available for investment or if in American National's judgment further investment in any Eligible Portfolio should become in appropriate in view of the purposes of the Separate Account, American National may redeem the shares, if any, of that Eligible Portfolio, and substitute shares of another registered open-end management company. American National will not substitute any shares attributable to a Contractowner's interest in a Subaccount of the Separate Account without notice and prior approval of the SEC and possible state insurance authorities, to the extent required by the 1940 Act or other applicable law. The Separate Account may, to the extent permitted by law, purchase other securities from other contracts or permit a conversion between contracts upon request by the Contractowners.

  American National also reserves the right to establish additional Subaccounts of the Separate Account, each of which would invest in shares corresponding to a new portfolio of the American National Fund or in shares of another investment company having a corresponding investment objective. American National may eliminate one or more Subaccounts with SEC approval if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contractowners on a basis to be determined by American National.

  If any of these substitutions or changes are made, American National may by appropriate endorsement change the Contract to reflect the substitution or change. If American National deems it to be in the best interest of Contractowners, and subject to any approvals that may be required under applicable law, the Separate Account may be operated as a management company under the 1940 Act, it may be registered under that Act if registration is no longer required, or it may be combined with other American National Separate Accounts. In addition, American National may, when permitted by law, restrict or eliminate any voting rights as to the Separate Account.

  The Contractowner will be notified of any material change in the investment policy of any Eligible Portfolio in which the Contractowner has an interest.

  Unless Contractowners have directed a different allocation, shares of the American National Fund and the Fidelity Funds will be redeemed, pro rata, to the extent necessary for American National to collect charges under the Contract, to pay the surrender value upon full or partial surrenders of the Contracts, to make policy loans, to provide benefits under the Contract, or to transfer assets from one Subaccount to another or to the Fixed Account. Any dividend or capital gain distribution received from an Eligible Portfolio will be reinvested immediately at net asset value in shares of that Eligible Portfolio and retained as assets of the corresponding subaccount.

Each Contractowner should periodically consider the allocation among the Subaccounts and the Fixed Account in light of current market conditions and the investment risks attendant to investing in the American National Fund's and the Fidelity Funds' various portfolios.

FIXED ACCOUNT

  Contractowners may elect to allocate all or a portion of their Net Purchase Payment to the Fixed Account and, subject to certain limitations, they may also transfer Accumulation Value from the Subaccount to the Fixed Account. Transfers from the Fixed Account to the Subaccount are restricted.

  Net Purchase Payments allocated to the Fixed Account and transfers from a Subaccount to the Fixed Account are placed in the General Account of American National. The General Account includes all of American National's assets except those assets segregated in its separate accounts. American National has the sole discretion to invest the assets of its General Account, subject to applicable law. American National bears an investment risk for all amounts allocated or transferred to the Fixed Account and interest credited thereto, less any deduction for charges and expenses, whereas the Contractowner bears the investment risk that the declared rate will fall to a lower rate after the expiration of a declared rate period. Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is generally subject to the provisions of the 1933 or 1940 Act. American National understands that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account portion of the Contract; however, disclosures regarding the Fixed Account portion of the Contract may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

American National guarantees that it will credit interest to the Fixed Account at an effective annual rate of at least 3.0% compounded daily. American National may, at its discretion, declare higher interest rate(s) for amounts allocated or transferred to the Fixed Account.

CONTRACT

PURPOSE OF THE CONTRACT

  The Contract described in this Prospectus may be issued for use with retirement plans and trusts qualified under the Internal Revenue Code of 1986, as amended (the "Code"), for favorable tax treatment ("Qualified Contracts") and for use with plans and trusts which are not so qualified ("Non-Qualified Contracts"). See section entitled "Federal Tax Matters-Qualified Contracts," page 15 for further details.

  The terms of the Contracts may only be changed by mutual agreement between American National and each Contractowner, except as described in "Substitution of Investments, on page 10; for changes required to make the Contracts comply with any law or regulation issued by a governmental agency to which American National or the Contracts are subject; and for changes necessary to assure continued qualification of the Contracts under the Internal Revenue Code.

TYPE OF CONTRACT

  This Prospectus offers a Group Unallocated Contract which is a form of a Deferred Annuity Contract.

  The availability of the Contract described herein in any particular state is dependent upon the approval of that Contract by that state.

CONTRACT APPLICATION AND PURCHASE PAYMENTS

  An entity wishing to purchase a Contract must complete an application and provide the required initial Purchase Payment which will be sent to American National's home office. See page 11, Allocation of Purchase Payments. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any payment received will be returned immediately unless the applicant specifically consents to have American National retain the payment pending completion of the application.

  As indicated earlier, Contractowners have a "free look" period, generally ten days, within which a Contractowner can return the Contract to American National's home office and American National will then refund the greater of all Purchase Payments made by the Contractowner or the Accumulation Value plus any premium taxes, mortality and risk fees and advisory fees deducted. The "free look" period is established by state law and generally runs ten days after the Contractowner receives the Contract. The "free look" period is not based on the date which a Plan Participant receives a Contract. Therefore, the "free look" period may have expired before a Plan Participant makes his or her initial contribution to a Plan. American National requires that all Net Purchase Payments received by American National during the 15-day period after the Date of Issue are allocated to the Subaccount of the Money Market Portfolio of the Fidelity Funds. Thereafter, such amounts allocated to the Subaccount of the Money Market Portfolio and Net Purchase Payments paid are allocated as directed by the Contractowner. No surrender charges are assessed on premiums returned during this "free look" period.

  The Contract requires a minimum initial payment of $2000 and subsequent payments of $100. The maximum Purchase Payment is $1,000,000 without the prior approval of American National. These amounts may be changed at the sole discretion of American National. In addition, American National reserves the right to terminate any Contract for certain specified reasons, including failure of the Accumulation Value to meet certain specified minimums.

ALLOCATION OF PURCHASE PAYMENTS

  After the "free look" period, Net Purchase Payments will be allocated to each Subaccount in accordance with the written instructions contained in the application. The Contractowner may by written instruction to the home office indicate one or more Subaccounts and/or the Fixed Account to which a specified portion or portions of the Net Purchase Payment should be applied. Changes in allocation of future Net Purchase Payments may be made at any time by written instruction to the American National home office or by telephone instruction, provided that a properly completed Telephone Transfer Authorization Form is on file with American National.

CREDITING OF ACCUMULATION UNITS

  All Net Purchase Payments received will purchase Accumulation Units in the Subaccount selected and/or allocated to the Fixed Account. The number of Accumulation Units purchased is determined by dividing the dollar amount of the Net Purchase Payment allocated to the Subaccount by the Accumulation Unit Value for that Subaccount next computed following allocation of the Net Purchase Payment to such Subaccount. The Net Purchase Payments are not credited to a Subaccount until actually received by American National. A Plan Participant's contribution to a Plan will not be credited to the Contract until the Contractowner forwards such contribution to American National.

DETERMINING THE ACCUMULATION UNIT VALUES

  The Accumulation Unit Value of each Subaccount reflects the investment performance of that Subaccount. The Accumulation Unit Value of each Subaccount shall be calculated by: (i) multiplying the per share net asset value of the corresponding Eligible Portfolio on the Valuation Date times the number of shares held by the Subaccount, after the purchase or redemption of any shares on that date; (ii) subtracting therefrom a charge for the administrative fee, distribution expense charge and the mortality and expense risk fee for that Subaccount and (iii) dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that date. The Accumulation Unit Value for each Subaccount shall be calculated at the end of each Valuation Period. Investment performance of the portfolio companies, portfolio company expenses, and the deduction of certain charges affect the Accumulation Unit Value for each Subaccount.

TRANSFERS

  Accumulation Value may be transferred among the subaccounts and/or the Fixed Accounts subject to the following limits. The transfer may be requested in person, by mail or by telephone. A Telephone Transfer Authorization Form must be on file at American National's home office before any telephone instructions will be allowed. The total amount transferred from each subaccount must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount after a transfer is $100. American National will effectuate transfers and determine all values in connection with transfers on the later of the date designated in the request or at the end of the Valuation Period during which the transfer request is received. Transfers from the Fixed Account to the Subaccounts are allowed subject to the following limits. Once each Contract Year, during the thirty-day period beginning on the Contract anniversary, the maximum amount which may be transferred from the Fixed Account to the Subaccounts is the greater of (a) twenty-five percent of the amount in the Fixed Account, or (b) $1,000. The first twelve transfers per Contract Year will be permitted free of charge. Any additional transfers will be charged a $10.00 fee at the time of the transfer and will be deducted from the amount transferred. (See Exchange Fee, page 13.) American National may at any time revoke or modify the transfer privilege, including the number and minimum amount transferable.

CONTRACTOWNER INQUIRIES

Contractowner inquiries should be addressed to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999, or made by calling (800) 306-2959.

CHARGES AND DEDUCTIONS

SURRENDER CHARGE

  Since no deduction for a sales charge is made from Purchase Payments, a contingent deferred sales charge (a "Surrender Charge") is imposed on certain partial and full withdrawals to cover certain expenses relating to the distribution of the Contracts. A Surrender Charge is imposed based upon the Contract Year in which the withdrawal is made. The Surrender Charge is a maximum of 4% of the Accumulation Value withdrawn and grades down to zero in the eighth Contract Year.

  In no event will the sum of all surrender charges and the distribution expense charges assessed exceed 9.0% of total Purchase Payments paid. (See the chart under "Contractowner Transaction Expenses" at Page 4.)

OTHER CHARGES

(a)  Administrative Charges

  American National's administrative charges consist of a daily administrative asset fee. The administrative charge is to covers all fixed and varying costs of administering the Contract. This charge is designed only to reimburse American National for the cost of administration and is not intended to produce a profit.

  An administrative asset fee is charged daily at an annual rate of 0.10% to each Subaccount to cover the varying costs of a Contract.

(b)  State Premium Taxes

  An amount for state premium taxes (which presently range from 0% to 3.5%) will be deducted if assessed by a given state. American National's current practice is to deduct any state premium tax imposed by a State from Purchase Payments made under the Contracts when the payments are received by American National.

(c)  Mortality and Expense Risk Fee

  American National assumes a number of risks under the Contracts. While annuity payments will vary in accordance with the investment performance of the selected Subaccounts, the amount of such payments will not be decreased because of adverse mortality experiences of Plan Participants as a class or because of an increase in actual expenses of American National over the expense charges provided for in the Contracts. American National assumes the risk that Plan Participants as a class may live longer than expected (necessitating a greater number of annuity payments) and that fees deducted may not prove sufficient to cover its actual costs. In assuming these risks, American National agrees to continue annuity payments under life-contingent annuity options determined in accordance with the annuity tables and other provisions of the Contracts, to the Plan Participant or other payee for as long as he or she may live. American National assumes the risk that fees deducted may not prove sufficient to cover its actual costs.

  For American National's contractual promises to accept this risks, a 0.85% per annum Mortality and Expense Risk Fee will be assessed daily against the Separate Account based on the value of its net assets. American National could realize a gain or a loss from such fee depending on the mortality and expenses actually incurred.

(d)  Charges for Taxes

  Currently, no charge will be made against the Separate Account for federal, state or local income taxes. American National may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local tax treatment or if tax treatment of American National changes. Charges for such taxes, if any, would be deducted from the Separate Account and/or the Fixed Account. American National would not realize a profit on such taxes with respect to the Contracts.

(e)  Exchange Fee

  An exchange fee of $10.00 will be imposed for each additional transfer among the Subaccounts and Fixed Account after twelve transfers per Contract Year to compensate American National for the costs of effecting the transfer. Since the fee reimburses American National for the cost of effecting the transfer only, American National does not expect to make any profit from the exchange fee. This fee will be deducted from the amount transferred. The amount of the transfer charge will not be increased.

EXCEPTIONS TO CHARGES

The surrender charges or other administrative charges or deductions may be reduced for sales of Contracts to a trustee, employer, or similar entity representing a group where American National determines that such sales result in savings of sales or administrative expenses. In addition, directors, officers and bona fide full-time employees (and their spouses and minor children) of SM&R and American National are permitted to purchase Contracts with substantial reduction of the surrender charges or other administrative charges or deductions.

DISTRIBUTIONS UNDER THE CONTRACT

FULL AND PARTIAL SURRENDERS

  To the extent permitted by the Plan under the terms of which the Contract was purchased, any Contract may be surrendered in full or partially during the Accumulation Period, subject to the limitations discussed herein. If a partial surrender would leave less than $250 total Accumulation Value in the Contract, then the Contract will be fully surrendered. A request for a partial surrender should specify the allocation of that surrender, as applicable, from the Fixed Account and each Subaccount. In the absence of specification, such surrender shall be allocated among the Subaccounts and the Fixed Account in the same proportion as the Accumulation Value in each Subaccount and the Fixed Account bears to the total Accumulation Value of the Contract on the date of surrender.

  Upon receipt of an application for a partial or full surrender of a Contract signed by the Contractowner, the applicable Accumulation Unit Value will be that next determined after such application is received in American National's home office. The Accumulation Value of a Contract which is available for full surrender may be determined by multiplying the number of Accumulation Units for each Subaccount times the Accumulation Unit Value at that time, adding any Accumulation Value in the Fixed Account and deducting any surrender charge. Partial or full surrenders will be paid within seven days of receipt of the written request in proper form, except as described below.

If at the time the Contractowner makes a surrender request, he or she has not provided American National with a written election not to have federal and state income taxes withheld, American National is required by law to withhold such taxes from the taxable portion of any surrender, and to remit that amount to the federal and/or state government.

ANNUITY PAYMENTS

  All or a part of the Accumulation Value may be applied to any of the Annuity Options. Any such Accumulation Value will be transferred into the Fixed Account and annuity payments will be based upon the annuity option selected. If any of the Accumulation Value is applied to an Annuity Option, such Accumulation Value shall be segregated and annuity payments shall be made according to the annuity option selected and to the Plan Participant designated by the Contractowner. Accumulation Value which is applied to an Annuity Option is treated as an immediate variable annuity contract for the Plan Participant designated, however the Contract is not subject to the onetime $100 charge normally applicable to individual immediate variable annuity contracts issued by American National. (See the Prospectus for the individual forms of Variable Annuity Contracts issued by American National for more information.)

ANNUITY OPTIONS

  The following annuity options are available to Contractowners. The Plans will specify which of these options are available to individual Plan Participants.

  Option 1 - Life Annuity - Annuity payment payable monthly during the lifetime of an individual, ceasing with the last annuity payment due prior to the death of the individual. This option offers the maximum level of monthly annuity payments since there is no provision for a minimum number of annuity payments or a death benefit for beneficiaries. It would be possible under this option for an individual to receive only one annuity payment if death occurred prior to the due date of the second annuity payment, two if death occurred before the third annuity payment date, etc.

  Option 2 - Life Annuity with Ten or 20 Years Certain - An annuity payable monthly during the lifetime of an individual with payments made for a period certain of not less than ten or 20 years, as elected. The annuity payments will be continued to a designated beneficiary until the end of the period certain.

  Option 3 - Joint and Survivor Annuity - An annuity payable monthly during the joint lifetime of an individual and another named individual and thereafter during the lifetime of the survivor, ceasing with the last annuity payment due prior to the death of the survivor. It would be possible under this option, for only one annuity payment to be made if both individuals under the option died prior to the second annuity payment date, or only two annuity payments if both died prior to the third annuity payment date, etc.

  Option 4 - Deposit Option - The amount due may be left on deposit with American National for placement in its Fixed Account with interest at the rate of not less than 3.0% per year. Interest will be paid annually, semiannually, quarterly or monthly as elected. This option may not be available under certain Qualified Contracts.

  Option 5 - IRC Age Recalculation - An annuity payment based upon the Plan Participant's life expectancy, or the joint life expectancies of the Plan Participant and a beneficiary, at the Plan Participant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year as computed in reference to actuarial tables prescribed by the Treasury Secretary, until the amount applied, adjusted daily by the investment results, is exhausted.

  At any time, any amount remaining under Option 4 may be withdrawn as a lump sum or, if that amount is at least $2,000, may be applied under any one of the first three Options. The lump sum payment requested will be paid within seven days of receipt of the request at the home office based on the value next computed after receipt of the request.

  Other Annuity Forms - Provision may be made for annuity payments in any reasonable arrangement mutually agreed upon.

  If the beneficiary dies while receiving annuity payments certain under Option 2, 3, or 5 above, the present value will be paid in a lump sum to the estate of the beneficiary.

ANNUITY PROVISIONS

  Non-qualified life contingent annuity payments are determined on the basis of the mortality table (1983 Table a projected to 1993, and 3.0% interest) which generally reflects the age and sex of the Plan Participant and the type of annuity option selected.

  Qualified life contingent annuity payments are determined on the basis of the mortality table [1983 Table a (female) projected to 1993, and 3.0% interest] which generally reflects the age of the Plan Participant and type of annuity option selected.

Payment of any amount upon surrender, partial withdrawal or transfer may be postponed whenever: (i) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("Commission"); (ii) the Commission by order permits postponement for the protection of the Contractowners; or (iii) an emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

FEDERAL TAX MATTERS

INTRODUCTION

  The following discussion is general in nature and is not intended as tax advice for each Contractowner. It does not address the tax consequences resulting from all situations in which a Contractowner may maintain such a Contract. Tax advice should be sought from a competent source prior to purchase. The discussion below is based on American National's understanding of the present federal tax law as currently interpreted by the Internal Revenue Service. No representation is made as to the continuation of present federal tax law or its current interpretation. State tax law may also be applicable.

TAXATION OF ANNUITIES IN GENERAL

 Since a Group Unallocated Contract is not purchased directly by individuals, those portions of the Code relating to individual ownership are not applicable to the Group Unallocated Contractowner. Certain provisions of Section 72 of the Code would apply if the Contractowner is a corporation or is not a natural person and the Contract is not maintained under a plan which has favorable tax treatment under the Code.

  The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investment underlying the Contract, in order for the Contract to be treated as annuities for income tax purposes. American National intends that these diversification standards will be satisfied. American National reserves the right to amend the Contract in any way necessary to maintain compliance with these standards.

QUALIFIED CONTRACTS

  The Group Unallocated Contract is designed for use with several types of qualifying Plans subject to Code sections 401 and 457. The tax rules applicable to such qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Participants in qualified Plans may include business owners (both self-employed and stockholders) and their employees for whom pension and profit sharing plans have been established and government employees covered by a section 457 deferred compensation plan.

  As a general rule, purchase payments made by or for participants in qualified Plans are not subject to taxation at the time such payments are made in the Contract. In their capacity as Plan trustees or administrators, Contractowners are responsible for the communication of appropriate information about the operation of the Plan and the tax consequences of distributing benefits. Distribution of benefits and tax withholding thereon is the sole responsibility of the Contractowner.

  Due to the complexity of the tax rules associated with the sponsorship and operation of qualified Plans, entities contemplating establishment of such Plans should seek advice from competent sources with respect to the responsibilities and obligations associated with such Plans.

POSSIBLE LEGISLATIVE CHANGES

The President's Budget Proposal has recommended legislation in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of change). You should consult a qualified tax adviser with respect to legislative developments and their effect on the Contract.

PERFORMANCE

  Performance information for the Subaccounts may appear in reports and advertising to current and prospective Contractowners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.

  Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contractowner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.

  A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.

  Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load.

The FID Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7-day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond and the High Income Subaccounts may advertise a 30-day yield which reflects the income generated by an investment in the Subaccount over a 30-day period.

DISTRIBUTOR OF THE CONTRACTS

SM&R, One Moody Plaza, Galveston, Texas 77550-7999, a wholly-owned subsidiary of American National will act as the principal underwriter of the Contracts pursuant to a Distribution and Administrative Services Agreement between itself and American National. SM&R was organized under the laws of the State of Florida in 1964, and is a registered broker/dealer pursuant to the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers. (See the American National Fund's Prospectus.) Registered representatives of SM&R who sell Variable Annuities will receive commissions from SM&R based upon a commission schedule. After issuance of the Contract, broker-dealers will receive sales commissions aggregating no more than 6.1% of the Purchase Payments. In addition to such sales commissions, after the first Contract year, broker-dealers who have entered into distribution agreements with American National may receive an annual override commission of no more than 0.25% of the Contract's accumulation value. SM&R and American National may authorize other registered broker/dealers and their Registered Representatives to sell the Contracts subject to applicable law.

SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

American National holds the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from the General Account assets, except for the Fixed Account. American National maintains records of all purchases and redemptions of shares of Eligible Portfolios by each of the Subaccounts.

VOTING RIGHTS

  All of the assets held in the Subaccounts of the Separate Account will be invested in shares of the corresponding Eligible Portfolios. American National is the legal holder of those shares and as such has the right to vote to elect the Board of Directors of the American National Fund and the Fidelity Funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholders' meeting. To the extent required by law, American National will vote all shares of Eligible Portfolios held in the Separate Account at regular and special shareholder meetings in accordance with instructions received from Contractowners. The number of votes for which each Contractowner has the right to provide instructions will be determined as of the record date selected by the Board of Directors of the American National Fund or the Fidelity Funds, as the case may be. American National will furnish Contractowners with the proper forms, materials and reports to enable them to give it these instructions.

  The number of shares of an Eligible Portfolio in a Subaccount for which instructions may be given by a Contractowner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding Eligible Portfolio. Fractional shares will be counted. Shares of an Eligible Portfolio held in each Subaccount for which no timely instructions from Contractowners are received and shares of an Eligible Portfolio held in each Subaccount which do not support Contractowner interests will be voted by American National in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, American National may elect to vote shares of the Eligible Portfolios in its own right.

Matters on which Contractowners may give voting instructions include the following: (1) election of the Board of Directors of the American National Fund or the Fidelity Funds (2) ratification of the independent accountant of the American National Fund or the Fidelity Funds; (3) approval of the Investment Advisory Agreement for the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount; (4) any change in the fundamental investment Policies of the Eligible Portfolio(s) corresponding to the Contractowner's selected Subaccount(s); and (5) any other matter requiring a vote of the shareholders of the American National Fund or the Fidelity Funds under the 1940 Act.

LEGAL MATTERS

All matters of Texas law pertaining to the Contract, including the validity of the Contract and American National's right to issue the Contract under Texas Insurance Law, have been passed upon by Greer, Herz and Adams, LLP, General Counsel.

STATE REGULATION OF AMERICAN NATIONAL

  American National, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. On or before March 1 of each year a National Association of Insurance Commissioners convention blank covering the operations and reporting on the financial condition of American National and the Separate Account as of December 31 of the preceding year must be filed with the Texas Department of Insurance.

  Periodically, the Texas Department of Insurance examines the liabilities and reserves of American National and the Separate Account and certifies their adequacy. A full examination of American National's operations is also conducted periodically by the National Association of Insurance Commissioners.

  In addition, American National is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Contracts offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. However, differences in state laws may require American National to offer a Contract in one or more states which are more favorable to a Contractowner than provisions in a Contract offered in other states.

PREPARING FOR YEAR 2000

Like all financial services providers, American National utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including the Eligible Portfolios, that may also be affected. American National has developed, and is in the process of implementing, a Year 2000 transition plan, and is confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on American National. However, as of the date of this prospectus, it is not anticipated that Policyowners will experience negative effects on their Accumulation Value, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. American National currently anticipates that its systems will be Year 2000 compliant on or about January 1, 1999, but there can be no assurance that American National will be successful, or that interaction with other service providers will not impair American National's services at that time.

LEGAL PROCEEDINGS

American National and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/ or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, American National believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Separate Account or American National.

EXPERTS

  The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1997 and 1996 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1997 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.


ADDITIONAL INFORMATION

A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, American National and the Contract offered hereby. Statements contained in this Prospectus as to the contents of the Contract and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account. The financial statements can be found in the Statement of Additional Information.

           TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


                                                                    PAGE

The Contract....................................................     3
Valuation of Accumulation Units.................................     3
Computation of Variable Annuity Payments........................     3
Annuity Unit Value..............................................     3
Summary.........................................................     4
Exceptions to Charges...........................................     4
Termination of Contract.........................................     4
Group Unallocated Contract......................................     4
Additional Federal Tax Matters..................................     4
Limits on Subsequent Purchase Payments
(Under the Internal Revenue Code)...............................     4
Taxation of American National...................................     5
Tax Status of the Contracts.....................................     5
Assignment......................................................     5
Distribution of the Contracts...................................     5
Safekeeping of Separate Account Assets..........................     5
State Regulation of American National...........................     5
Records and Reports.............................................     6
Performance.....................................................     6
Total Return....................................................     6
Yields..........................................................     6
Legal Matters...................................................     7
Legal Proceedings...............................................     7
Experts.........................................................     7
Additional Information..........................................     7
Financial Statements............................................     7
Financials......................................................     8


                   [LOGO OF AMERICAN NATIONAL APPEARS HERE]

                                   INVESTRAC
                                     GOLD
                                   VARIABLE
                                    ANNUITY
                                   SEPARATE
                                    ACCOUNT

                                 STATEMENT OF
                            ADDITIONAL INFORMATION
                          RELATING TO THE PROSPECTUS
                             DATED APRIL 30, 1998
                                   ISSUED BY
                               AMERICAN NATIONAL
                               INSURANCE COMPANY
                                ONE MOODY PLAZA
                          GALVESTON, TEXAS 77550-7999
                                (409) 763-4661


         INVESTMENT MANAGER
         SECURITIES MANAGEMENT AND RESEARCH, INC.
         ONE MOODY PLAZA
         GALVESTON, TEXAS 77550-7999

         CUSTODIAN
         AMERICAN NATIONAL INSURANCE COMPANY
         ONE MOODY PLAZA
         GALVESTON, TEXAS 77550-7999

         UNDERWRITER
         SECURITIES MANAGEMENT AND RESEARCH, INC.
         ONE MOODY PLAZA
         GALVESTON, TEXAS 77550-7999

         INDEPENDENT AUDITORS
         ARTHUR ANDERSEN LLP
         711 LOUISIANA, SUITE 1300
         HOUSTON, TEXAS 77002-2786

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                               AMERICAN NATIONAL
                       VARIABLE ANNUITY SEPARATE ACCOUNT
                                  STATEMENT OF
                             ADDITIONAL INFORMATION

                                 APRIL 30, 1998

  This Statement of Additional Information expands upon subjects discussed in the current Prospectuses for the Variable Annuity Contracts ("the Contracts") offered by American National Insurance Company ("American National"). You may obtain a copy of the Prospectuses dated April 30, 1998, by calling (409) 763-4661, or writing to American National Insurance Company, One Moody Plaza, Galveston, Texas 77550-7999. Terms used in the current Prospectuses for the Contract are incorporated in this Statement.


TABLE OF CONTENTS

                                            PAGE
The Contract..............................    2
Valuation of Accumulation Units...........    2
Computation of Variable Annuity Payments..    2
Annuity Unit Value........................    2
Summary...................................    3
Exceptions to Charges.....................    3
Termination of Contract...................    3
Group Unallocated Contract................    3
Additional Federal Tax Matters............    3
Limits on Subsequent Purchase Payments
(Under the Internal Revenue Code).........    3
Taxation of American National.............    4
Tax Status of the Contracts...............    4
Assignment................................    4
Distribution of the Contracts.............    4
Safekeeping of Separate Account Assets....    4
State Regulation of American National.....    4
Records and Reports.......................    5
Performance...............................    5
Total Return..............................    5
Yields....................................    5
Legal Matters.............................    6
Legal Proceedings.........................    6
Experts...................................    6
Additional Information....................    6
Financial Statements......................    6
Financials................................    7

Form 5774-SAI                     * 5 7 7 4 S A I *                        4-98

THE CONTRACT

  The following provides additional information about the contracts which supplements the description in the Prospectus and which may be of interest to some Contractowners.

VALUATION OF ACCUMULATION UNITS

  The Accumulation Unit Value for a Subaccount on any day is equal to (a) divided by (b), where (a) is the net asset value of the corresponding Eligible Portfolio of the underlying fund owned by each Subaccount less any applicable deductions and (b) is the number of Accumulation Units of that Subaccount at the beginning of that day.

COMPUTATION OF VARIABLE ANNUITY PAYMENTS

  The amount of the first variable annuity payment to the annuitant will depend on the amount of his/her accumulation value applied to affect the variable annuity as of the tenth day immediately preceding the date annuity payments commence, the amount of any premium tax owed (if applicable), the annuity option selected, and the age of the annuitant. The contracts contain tables indicating the dollar amount of the first annuity payment under annuity options 1, 2, 3, and 4 for each $1,000 of accumulation value at various ages. These tables are based upon the 1983 Table a (promulgated by the Society of Actuaries) and an Assumed Investment Rate (the AIR) of 3.0% per annum.

  In any subsequent month, the dollar amount of the variable annuity payment is determined by multiplying the number of annuity units in the applicable division(s) by the value of such annuity unit on the tenth day preceding the due date of such payment. The annuity unit value will increase or decrease in proportion to the net investment return of the division(s) underlying the variable annuity since the date of the previous annuity payment, less an adjustment to neutralize the 3.0% or other AIR referred to above.

  Therefore, the dollar amount of variable annuity payments after the first will vary with the amount by which the net investment return is greater or less than the 3.0% (or other AIR) per annum. For example, assuming a 3.5% AIR, if an Eligible Portfolio has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1.5 percentage points greater than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the Eligible Portfolio.

  If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2.5 percentage points less than the payment on the same date in the preceding year, and subsequent payments will continue to vary with the investment experience of the applicable division.

ANNUITY UNIT VALUE

  The value of an annuity unit is calculated at the same time that the value of an accumulation unit is calculated and is based on the same values for shares of Eligible Portfolios and other assets and liabilities. The following illustrations show, by use of hypothetical examples, the method of determining the annuity unit value and the amount of variable annuity payments.

ILLUSTRATION: CALCULATION OF ANNUITY UNIT VALUE
Annuity at age 65: Life with 120 payments certain
1.    Annuity unit value, beginning of period             $ .980000
2.    Net investment factor for Period                     1.001046
3.    Daily adjustment for
      3.0% Assumed Investment Rate                          .999919
4.    (2) x (3)                                            1.000965
5.    Annuity unit value, end of period (1) x (4)         $ .980946

ILLUSTRATION: ANNUITY PAYMENTS
Annuity at age 65: Life with 120 payments certain
1.    Number of accumulation units at annuity date         10,000.00
2.    Accumulation Unit value
      (10 days prior to date of first monthly payment)    $ 1.800000
3.    Accumulation Value of Contract (1) x (2)            $18,000.00
4.    First monthly annuity payment per
      $1,000 of Accumulation Value                        $     5.63
5.    First monthly annuity payment (3) x (4) / 1,000     $   101.34
6.    Annuity Unit value
      (10 days prior to date of first monthly payment)    $  .980000
7.    Number of annuity units (5) / (6)                      103.408
8.    Assume annuity unit value for
      second month equal to                               $  .997000
9.    Second monthly annuity payment (7) x (8)            $   103.10
10.   Assume annuity unit value for
      third month equal to                                $  .953000
11.   Third monthly annuity payment (7) x (10)            $    98.55

SUMMARY

  In conclusion, for a variable annuity the key element to pricing the annuity is unknown; there is no interest rate guarantee made and interest credited will depend upon actual future results. The technique used to overcome this obstacle is the calculation of the premium for the annuity using an AIR. The initial variable annuity payment is based upon this premium; subsequent payments will increase or decrease depending upon the relationship between the AIR and the actual investment performance of Eligible Portfolios to be passed to the annuitant. Suppose an Eligible Portfolio showed a monthly return of 1% after the first month, the participant's second monthly payment would be (assuming 30 days between payments):

                           $100 x )1.01  =   $100.75
                               (1.03)/  30/365/

  Hence, we have shown that the AIR methodology means that at each payment date the value in a participant's annuity is updated to reflect actual investment results to date, but continued assumption of the AIR for the remainder of the annuity period.

EXCEPTIONS TO CHARGES

  The surrender charges or other administration charges or deductions may be reduced for sales of contracts to a trustee, employer or similar entity representing a group where such sales result in savings of sales or administrative expenses. The entitlement to such a reduction in surrender charges or other charges or deductions will be determined by American National based on the following factors: (1) the size of the group; (2) the total amount of purchase payments to be received from a group; (3) the purpose for which the contracts are being purchased; (4) the nature of the group for which the contracts are being purchased; and (5) any other circumstances of which American National is not presently aware but that could result in reduced sales or administrative expenses.

  Directors, officers and bona fide full-time employees (and their spouses and minor children) of Securities Management and Research, Inc. and American National are permitted to purchase contracts with substantial reduction of surrender charges or other administrative charges or deductions. No sales commission will be paid on such contracts.

TERMINATION OF CONTRACT

  American National reserves the right to terminate any Group Unallocated Contract under the following circumstances: (1) the contract value is less than $2,000 after the end of the first contract year, or $5,000 after the end of the third contract year; (2) the Plan pursuant to which the contract is issued is terminated for any reason or becomes disqualified under Section 401 or 403 of the Internal Revenue Code or (3) for any reason after the eighth policy year. American National may also terminate individual contracts during the accumulation period if certain conditions exist. These conditions are that (1) no purchase payments have been received by American National for the contract for three full years; (2) the Accumulation Value of the contract is less than $200; and (3) the value of the contract allocated to the Fixed Account, projected to the maturity date, would produce installments of less than $20 per month using contractual guarantees. Termination of a Contract may have adverse tax consequences. (See the prospectus at "Federal Tax Matters," page 18.)

GROUP UNALLOCATED CONTRACTS

Group Unallocated Contract is a contract between the Contractowner and American National. Individual accounts are not established for Plan Participants unless the one of the annuity payment options is selected.

ADDITIONAL FEDERAL TAX MATTERS

LIMITS ON SUBSEQUENT PURCHASE PAYMENTS
(Under The Internal Revenue Code)

  The amount of subsequent Purchase Payments may be increased or decreased on any date, and submission of a Purchase Payment different from the previous Purchase Payment will automatically effect such an increase or decrease. However, U.S. Treasury Regulations currently permit only one change to a salary deduction agreement in any taxable year for contracts issued to qualify under
Section 403(b) of the Internal Revenue Code (the Code). Contracts issued under
Section 408(b) of the Code provide that the maximum Purchase Payments for each Participant for a taxable year shall be $2,000 or other such amount as may become permissible under amended laws. Contracts issued to qualify under Section 408(k) of the Code provide that the maximum annual Purchase Payment by an employer for each employee shall be the lesser of 25% of the employee's compensation or $30,000 or such other amount as may become permissible under amended law.

  Contracts issued to qualify under Section 457 of the Code provide that the maximum Purchase Payment in any taxable year shall be $7,500 for each Participant or such other amount as may become permissible under amended law. Such contracts further provide for an increase in Purchase Payments for one or more of the Participant's last three taxable years ending before normal retirement age in accordance with the provisions of the applicable Plan agreement.

  Purchase Payments pursuant to the salary deduction agreements to contracts issued under Section 403(b), 408(k), 401(k) or 457 of the Code that are in excess of $7,000 in a taxable year ($9,500 in the case of Section 403(b) contracts and the lesser of $7,000 or /1//3 of employee's compensation for 457) may be subject to adverse tax treatment.

TAXATION OF AMERICAN NATIONAL

  American National is taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not an entity separate from American National and its operations form a part of American National, it will not be taxed separately as a "regulated investment company" under Subchapter M of the code. Investment income and realized net capital gains on Separate Account assets are reinvested and are taken into account in determining the contract values. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Contract. Under existing federal income tax law, American National believes that the Separate Account's investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Contract.

TAX STATUS OF THE CONTRACTS

  To comply with regulations under 817(h) of the Code, the investment of the Separate Account must be "adequately diversified" in order for the Contracts to qualify as annuity contracts under section 72 of the code. The Separate Account, through the underlying funds, intends to comply with the diversification requirements prescribed by the Treasury which affect how the Separate Account's assets may be invested. American National will monitor compliance with this requirement. Thus, American National believes that the Contracts will be treated as annuity contracts for federal tax purposes.

ASSIGNMENT

  The Contracts may be assigned by the Contractowner except when issued to plans or trusts qualified under Section 403(b) or 408 of the Internal Revenue Code. 401(k) Contracts are not assignable.

DISTRIBUTION OF THE CONTRACTS

  Subject to arrangements with American National, the Contracts are sold as part of a continuous offering by independent broker-dealers who are members of the National Association of Security Dealers, Inc., and who become licensed to sell life insurance and variable annuities for American National. Pursuant to a Distribution and Administrative Services Agreement, Securities Management and Research, Inc. ("SM&R") acts as the principal underwriter on behalf of American National for distribution of the Contracts. Under the Agreement, SM&R is to use commercially reasonable efforts to sell the Contracts through registered representatives. In connection with these sales activities SM&R is responsible for (i) compliance with the requirements of any applicable state broker-dealer regulations and the Securities Exchange Act of 1934, (ii) keeping correct records and books of account in accordance with Rules 17a-3 and 17a-4 of the Securities Exchange Act, (iii) training agents of American National for the sale of Contracts, and (iv) forwarding all purchase payments under the Contracts directly to American National. SM&R is not entitled to any renumeration for its services as underwriter under the Distribution and Administrative Services Agreement, however SM&R is entitled to reimbursement for all reasonable expenses incurred in connection with its duties as underwriter.

SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS

  All assets of the Separate Account are held in the custody and safekeeping of American National. The assets are kept physically segregated and held separate and apart from the General Account assets. American National maintains records of all purchases and redemptions of shares of the Eligible Portfolios by each of the Subaccounts.

STATE REGULATION OF AMERICAN NATIONAL

  American National, a stock life insurance company organized under the laws of Texas, is subject to regulation by the Texas Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of American National and the Separate Account as of December 31 of the preceding year must be filed with the Texas Department of Insurance. Periodically, the Texas Department of Insurance examines the liabilities and reserves of American National and the Separate Account and certifies their adequacy. A full examination of American National's operations is also conducted periodically by the National Association of Insurance Commissioners.

  In addition, American National is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the Prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investment. However, differences in state laws may require American National to offer a Contract in one or more states which has suicide, incontestability and refund provisions which are more favorable to a Contractowner than provisions in a Contract offered in other states.

RECORDS AND REPORTS

  Reports concerning each Contract will be sent annually to each Contractowner. Contractowners will additionally receive annual and semiannual reports concerning the underlying funds and annual reports concerning the Separate Account. Contractowners will also receive confirmations of receipt of purchase payments, changes in allocation of purchase payments and transfer of Accumulation Units and Annuity Units.

PERFORMANCE

  Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Lehman-Brothers, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contact. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.

  Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

TOTAL RETURN

  Total Return quoted in advertising reflects all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.

  Average annual total returns are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1+T)/n/ = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the periods shown. Since the Contract is intended as a long-term product, the average annual total returns assume that no money was withdrawn from the Contract prior to the end of the period.

  In addition to average annual returns, the Subaccounts may advertise unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period.

YIELDS

  Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods. Current yield for the FID Money Market Subaccount and the AN Money Market Subaccount will reflect the income generated by a Subaccount over a 7-day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure will be carried to the nearest hundredth of a percent. Effective yield for the FID Money Market Subaccount and the AN Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7-day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according to the formula Effective Yield = [(Base Period Return +1)/365/7/] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than current yield.

  A 30-day yield for bond subaccounts will reflect the income generated by a Subaccount over a 30-day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[((a - b)/cd + 1)/6/-1] where a = net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the period.

LEGAL MATTERS

  All matters of Texas law pertaining to the Contract, including the validity of the Contract and American National's right to issue theContract under Texas Insurance Law, have been passed upon by Greer, Herz and Adams, LLP, General Counsel.

LEGAL PROCEEDINGS

  There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. American National is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

EXPERTS

  The consolidated financial statements of American National Insurance Company and subsidiaries as of December 31, 1997 and 1996 and for the years then ended, and the statements of net assets of American National Variable Annuity Separate Account as of December 31, 1997 and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports.

ADDITIONAL INFORMATION

  A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Contract offered hereby. This Statement of Additional Information does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, American National and the Contracts offered hereby. For a complete statement of the terms thereof reference is made to such instruments as filed.

FINANCIAL STATEMENTS

  The financial statements of American National should be considered only as bearing on the ability of American National to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

                 To The Board of Directors and Contract Owners of American National Variable Annuity Separate Account:

                 We have audited the accompanying statements of net assets of the American National Variable Annuity Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced, AN Managed, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP High Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Contra Fund and Fidelity VIP II Asset Manager Growth Portfolio Subaccounts) as of December 31, 1997, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

                 We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                 In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the American National Variable Annuity Separate Account (comprised of American National (AN) Growth, AN Money Market, AN Balanced, AN Managed, Fidelity VIP II Investment Grade Bond, Fidelity VIP II Asset Manager, Fidelity VIP II Index 500, Fidelity VIP Money Market, Fidelity VIP Equity Income, Fidelity VIP High Income, Fidelity VIP Growth, Fidelity VIP Overseas, Fidelity VIP II Contra Fund and Fidelity VIP II Asset Manager Growth Portfolio Subaccounts) as of December 31, 1997 and the results of its operations for the year then ended, and the changes in net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.

                                                            ARTHUR ANDERSEN LLP
                 Houston, Texas
                 February 19, 1998

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1997
(In thousands, except for number of shares)

----------------------------------------------------------------------------------------------
                                                                 AN
                                                      AN        MONEY       AN         AN
                                                    GROWTH     MARKET    BALANCED    MANAGED
                                                   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
----------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of mutual funds, at market       $2,843       $216       $881     $3,465
----------------------------------------------------------------------------------------------
LIABILITIES:
Individual contract owner reserves                    $2,809       $216       $876     $3,464
Group contract owner reserves                             34         --          5          1
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                     $2,843       $216       $881     $3,465
==============================================================================================

INVESTMENT PORTFOLIO INFORMATION:
Number of shares                                   1,776,735    215,543    634,169  2,221,389
Cost                                                  $2,675    $   216     $  848     $3,254
==============================================================================================

STATEMENTS OF NET ASSETS
December 31, 1997
(In thousands, except for number of shares)

                                                    FIDELITY
                                                     VIP II    FIDELITY   FIDELITY   FIDELITY
                                                   INVESTMENT   VIP II     VIP II      VIP
                                                     GRADE      ASSET      INDEX      MONEY
                                                      BOND     MANAGER      500       MARKET
----------------------------------------------------------------------------------------------
ASSETS:
Investment in shares of mutual funds, at market          $135    $1,038    $3,806      $884
==============================================================================================

LIABILITIES:
Individual contract owner reserves                       $118    $  914    $3,777      $872
Group contract owner reserves                              17       124        29        12
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                        $135    $1,038    $3,806      $884
==============================================================================================

INVESTMENT PORTFOLIO INFORMATION:
Number of shares                                       10,778    57,645    33,274   884,049
Cost                                                     $134      $929    $3,443     $ 884
==============================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1997
(In thousands, except for number of shares)

----------------------------------------------------------------------------------------------

                                                     FIDELITY  FIDELITY
                                                       VIP       VIP
                                                      EQUITY     HIGH    FIDELITY  FIDELITY
                                                      INCOME    INCOME     VIP       VIP
                                                       FUND      FUND     GROWTH   OVERSEAS
----------------------------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market      $3,527      $612    $2,381      $387
==============================================================================================

LIABILITIES:
  Individual contract owner reserves                   $3,374      $599    $2,325      $330
  Group contract owner reserves                           153        13        56        57
----------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                  $3,527      $612    $2,381      $387
==============================================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                    145,254    45,087    64,169    20,150
  Cost                                                 $3,176      $573    $2,004      $374
==============================================================================================

STATEMENTS OF NET ASSETS
December 31, 1997
(In thousands, except for number of shares)

                                                                FIDELITY
                                                      FIDELITY   VIP II
                                                       VIP II     ASSET
                                                       CONTRA    MANAGER
                                                        FUND      GROWTH
--------------------------------------------------------------------------
ASSETS:
  Investment in shares of mutual funds, at market     $1,303      $671
==========================================================================

LIABILITIES:
  Individual contract owner reserves                  $1,287      $656
  Group contract owner reserves                           16        15
--------------------------------------------------------------------------
    TOTAL LIABILITIES                                 $1,303      $671
==========================================================================

INVESTMENT PORTFOLIO INFORMATION:
  Number of shares                                    65,363    40,987
  Cost                                              $  1,225      $652
==========================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1997

(In thousands)
-----------------------------------------------------------------------------------------------------
                                                                       AN
                                                      AN             MONEY         AN          AN
                                                    GROWTH           MARKET     BALANCED    MANAGED
                                                  PORTFOLIO        PORTFOLIO   PORTFOLIO   PORTFOLIO
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds                      $ 40              $  6        $ 25       $ 56
EXPENSES
  Charges to contract owners for assuming
    mortality and expense risks                     (30)               (2)         (9)       (38)
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              $ 10              $  4        $ 16       $ 18
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
  Net realized gain on investments                 $ 87              $  0        $ 13       $159
  Capital gains distributions from mutual funds    $194              $  0        $ 41       $181
  Net unrealized appreciation of investments
    during the period                              $ 65              $  0        $ 26       $ 94
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS                                     $346              $  0        $ 80       $434
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          $356              $  4        $ 96       $452
====================================================================================================



STATEMENTS OF OPERATIONS
For the year ended December 31, 1997
(In thousands)
----------------------------------------------------------------------------------------------------
                                                   FIDELITY
                                                    VIPII          FIDELITY               FIDELITY
                                                  INVESTMENT         VIPII     FIDELITY      VIP
                                                    GRADE            ASSET      VIPII       MONEY
                                                     BOND           MANAGER   INDEX 500    MARKET
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends from mutual funds                      $  7             $  21        $ 12       $ 32

EXPENSES
  Charges to contract owners for assuming
    mortality and expense risks                      (1)              (11)        (30)        (8)
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          6                10         (18)        24
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
    Net realized gain on investments               $  2             $  23        $272       $ --
    Capital gains distributions from mutual funds    --                53          25         --
    Net unrealized appreciation of investments
      during the period                              --                44         222         --
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                   $  2             $ 120        $519       $ --
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                        $  8             $ 130        $501       $ 24
====================================================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
For the year ended December 31, 1997
(In thousands)

----------------------------------------------------------------------------------------------------
                                                 FIDELITY           FIDELITY
                                                    VIP               VIP
                                                  EQUITY              HIGH     FIDELITY   FIDELITY
                                                  INCOME             INCOME       VIP        VIP
                                                   FUND               FUND      GROWTH    OVERSEAS
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividend from mutual funds                      $ 27                $ 26        $ 10        $  4
EXPENSES
  Charges to contract owners for assuming
    mortality and expense risks                    (33)                 (6)        (27)         (4)
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                      $ (6)               $ 20        $(17)       $ --
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
 Net realized gain on investments                 $191                $ 26        $ 42        $ 15
    Capital gains distributions from mutual fun    133                   3          44          16
    Net unrealized appreciation (depreciation)
      of investments during the period             207                  20         285          (6)
----------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                  $531                $ 49        $371        $ 25
----------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $525                $ 69        $354        $ 25
====================================================================================================

STATEMENTS OF OPERATIONS
For the year ended December 31, 1997
(In thousands)
----------------------------------------------------------------------

                                                            FIDELITY
                                                FIDELITY     VIPII
                                                 VIPII       ASSET
                                                CONTRA      MANAGER
                                                 FUND       GROWTH
----------------------------------------------------------------------
INVESTMENT INCOME
  Dividend from mutual funds                      $  3        $ --
EXPENSES
  Charges to contract owners for assuming
   mortality and expense risks                     (10)         (4)
----------------------------------------------------------------------
NET INVESTMENT LOSS                               $ (7)       $ (4)
----------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
    Net realized gain on investments              $ 95        $ 37
    Capital gains distributions from mutual fun      9          --
    Net unrealized appreciation
      of investments during the period              39          15
----------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                   143        $ 52
----------------------------------------------------------------------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                       $136        $ 48
======================================================================

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31
(In thousands except for unit information)

====================================================================================================================================
                                                                      AN GROWTH PORTFOLIO               AN MONEY MARKET PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997         1996                     1997         1996
====================================================================================================================================
Operations:
  Net investment income                                            $       10     $       7              $       4      $      1
  Net realized gain on investments                                         87            33                     --            --
  Capital gains distributions from mutual funds                           194            23                     --            --
  Net unrealized appreciation
   of investments during the year                                          65            84                     --            --
------------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets
      resulting from operations                                    $      356     $     147              $       4      $      1
------------------------------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers                            $    1,242     $     871              $     178      $     27
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                                     (104)          (79)                    (1)           (4)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
      policy related transactions                                  $    1,138     $     792              $     177      $     23
------------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                       $    1,494     $     939              $     181      $     24
Net assets, beginning of period                                         1,349           410                     35            11
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                          $    2,843     $   1,349              $     216      $     35
====================================================================================================================================
Change in units outstanding:
    Deferred contracts in the accumulation period
    Individual contract owners
    Accumulation units beginning of year                              911,104       326,360                 32,515        10,421
    Purchase payments                                               1,053,001       708,207                388,429        35,731
    Policy withdrawals and charges                                   (341,990)     (123,463)              (225,101)      (13,637)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                  1,622,115       911,104                195,843        32,515
====================================================================================================================================
    Accumulation unit value                                        $    1.731     $   1.456              $   1.101      $  1.066
====================================================================================================================================
    Group contract owners
    Accumulation units beginning of year                               14,363            --                     71            --
    Purchase payments                                                  42,586        14,363                     --            71
    Policy withdrawals and charges                                    (39,506)           --                    (71)           --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                     17,443        14,363                     --            71
====================================================================================================================================
    Accumulation unit value                                        $    1.968      $  1.558              $      --      $  1.387
====================================================================================================================================
  Deferred individual annuity contract
   in the annuity period
      Accumulation units beginning of year                                 --            --                     --            --
      Purchase payments                                                    --            --                     --            --
      Policy withdrawals and charges                                       --            --                     --            --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                         --            --                     --            --
====================================================================================================================================
    Accumulation unit value                                        $       --      $     --              $      --      $     --
====================================================================================================================================

====================================================================================================================================
                                                                    AN BALANCED PORTFOLIO                 AN MANAGED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997         1996                     1997         1996
====================================================================================================================================
Operations:
  Net investment income                                           $      16       $      6               $       18     $       13
  Net realized gain on investments                                       13              5                      159             20
  Capital gains distributions from mutual funds                          41              5                      181             31
  Net unrealized appreciation
   of investments during the year                                        26              6                       94            103
------------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets
      resulting from operations                                   $      96       $     22               $      452     $      167
------------------------------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers                           $     446       $    322               $    1,615     $    1,127
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                                    (26)           (28)                    (210)           (31)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
      policy related transactions                                 $     420       $    294               $    1,405     $    1,096
------------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                      $     516       $    316               $    1,857     $    1,263
Net assets, beginning of period                                         365             49                    1,608            345
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                         $     881       $    365               $    3,465     $    1,608
====================================================================================================================================
Change in units outstanding:
    Deferred contracts in the accumulation period
    Individual contract owners
    Accumulation units beginning of year                            287,278         43,097                1,100,338        275,204
    Purchase payments                                               428,643        279,979                1,316,439        952,309
    Policy withdrawals and charges                                 (157,698)       (35,798)                (479,616)      (127,175)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                  558,223        287,278                1,937,161      1,100,338
====================================================================================================================================
    Accumulation unit value                                       $   1.469       $  1.254               $    1.758     $    1.458
====================================================================================================================================
    Group contract owners
    Accumulation units beginning of year                              3,330             --                    1,498             --
    Purchase payments                                                10,408          3,330                    1,433          1,498
    Policy withdrawals and charges                                  (10,151)            --                   (2,466)            --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                    3,587          3,330                      465          1,498
====================================================================================================================================
    Accumulation unit value                                       $   1.504        $ 1.369               $    1.903     $    2.466
====================================================================================================================================
  Deferred individual annuity contract
   in the annuity period
      Accumulation units beginning of year                               --             --                       --             --
      Purchase payments                                              38,829             --                   32,778             --
      Policy withdrawals and charges                                 (1,145)            --                     (967)            --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                   37,684             --                   31,811             --
====================================================================================================================================
    Accumulation unit value                                       $   1.492        $    --               $    1.871     $       --
====================================================================================================================================

See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31
(In thousands except for unit information)

====================================================================================================================================
                                                                       FIDELITY VIP II
                                                                    INVESTMENT GRADE BOND            FIDELITY VIP II ASSET MANAGER
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997         1996                     1997         1996
====================================================================================================================================
Operations:
  Net investment income                                            $       6      $      1               $      10      $      7
  Net realized gain on investments                                         2            --                      23            24
  Capital gains distributions from mutual funds                           --            --                      53            14
  Net unrealized appreciation
   of investments during the year                                         --             1                      44            24
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets
      resulting from operations                                    $        8     $      2               $     130      $     69
------------------------------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers                            $       28     $     82               $     347      $    155
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                                       (8)          (7)                    (40)          (49)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
      policy related transactions                                  $       20     $     75               $     307      $    106
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            $       28     $     77               $     437      $    175
Net assets, beginning of period                                           107           30                     601           426
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                          $      135     $    107               $   1,038      $    601
====================================================================================================================================
Change in units outstanding:
    Deferred contracts in the accumulation period
    Individual contract owners
    Accumulation units beginning of year                               72,929       26,194                 426,424       332,773
    Purchase payments                                                 121,137       62,112                 400,627       192,186
    Policy withdrawals and charges                                   (100,874)     (15,377)               (224,626)      (98,535)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                     93,192       72,929                 602,425       426,424
====================================================================================================================================
    Accumulation unit value                                        $    1.263     $  1.176               $   1.518      $  1.278
====================================================================================================================================
    Group contract owners
    Accumulation units beginning of year                               17,859           --                  42,474        41,926
    Purchase payments                                                  31,140       17,859                  38,094        29,633
    Policy withdrawals and charges                                    (35,321)          --                  (2,517)      (29,085)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                     13,768       17,859                  78,051        42,474
====================================================================================================================================
    Accumulation unit value                                        $    1.283     $  1.185               $   1.583      $  1.318
====================================================================================================================================
  Deferred individual annuity contract
   in the annuity period
      Accumulation units beginning of year                                 --           --                      --            --
      Purchase payments                                                    --           --                      --            --
      Policy withdrawals and charges                                       --           --                      --            --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                         --           --                      --            --
====================================================================================================================================
    Accumulation unit value                                        $       --     $     --               $      --      $     --
====================================================================================================================================

====================================================================================================================================

                                                                  FIDELITY VIP II INDEX 500             FIDELITY VIP MONEY MARKET
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997         1996                     1997         1996
====================================================================================================================================
Operations:
  Net investment income                                           $      (18)    $     (9)              $         24   $        14
  Net realized gain on investments                                       272            8                         --            --
  Capital gains distributions from mutual funds                           25            4                         --            --
  Net unrealized appreciation
   of investments during the year                                        222          130                         --            --
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets
      resulting from operations                                   $      501     $    133               $         24   $        14
------------------------------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers                           $    2,404     $    820               $        659   $       (18)
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                                    (159)         (19)                        (4)         (192)
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
      policy related transactions                                 $    2,245     $    801               $        655   $      (210)
------------------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           $    2,746     $    934               $        679   $      (196)
Net assets, beginning of period                                        1,060          126                        205           401
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                         $    3,806     $  1,060               $        884   $       205
====================================================================================================================================
Change in units outstanding:
    Deferred contracts in the accumulation period
    Individual contract owners
    Accumulation units beginning of year                             636,107       92,340                    179,947       382,247
    Purchase payments                                              1,788,625      571,654                 15,492,455     5,204,483
    Policy withdrawals and charges                                  (671,490)     (27,887)               (14,898,346)   (5,406,783)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                 1,753,242      636,107                    774,056       179,947
====================================================================================================================================
    Accumulation unit value                                       $    2.154     $  1.649               $      1.127   $     1.087
====================================================================================================================================
    Group contract owners
    Accumulation units beginning of year                               6,327           --                      8,304            --
    Purchase payments                                                 26,207        6,327                     47,990        47,280
    Policy withdrawals and charges                                   (20,859)          --                    (46,254)      (38,976)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                    11,675        6,327                     10,040         8,304
====================================================================================================================================
    Accumulation unit value                                       $    2.487     $  1.777               $      1.196   $     1.109
====================================================================================================================================
  Deferred individual annuity contract
   in the annuity period
      Accumulation units beginning of year                                --           --                         --            --
      Purchase payments                                                   --           --                         --            --
      Policy withdrawals and charges                                      --           --                         --            --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                        --           --                         --            --
====================================================================================================================================
    Accumulation unit value                                       $       --     $     --               $         --   $        --
====================================================================================================================================

See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31
(In thousands except for unit information)

====================================================================================================================================
                                                             FIDELITY VIP EQUITY INCOME FUND         FIDELITY VIP HIGH INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997         1996                     1997         1996
====================================================================================================================================
Operations:
  Net investment income (loss)                                    $       (6)     $     (16)             $      20      $      8
  Net realized gain on investments                                       191             32                     26            10
  Capital gains distributions from mutual funds                          133             30                      3             3
  Net unrealized appreciation (depreciation)
   of investments during the year                                        207             86                     20            10
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets
      resulting from operations                                   $      525      $     132              $      69      $     31
------------------------------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers                           $    1,758      $   1,004              $     188      $    182
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                                    (268)           (76)                    (3)           (5)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
      policy related transactions                                 $    1,490      $     928              $     185      $    177
------------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                      $    2,015      $   1,060              $     254      $    208
Net assets, beginning of period                                        1,512            452                    358           150
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                         $    3,527      $   1,512              $     612      $    358
====================================================================================================================================
Change in units outstanding:
    Deferred contracts in the accumulation period
    Individual contract owners
    Accumulation units beginning of year                             971,692        301,955                259,931       126,513
    Purchase payments                                              1,601,106        804,222                362,629       201,864
    Policy withdrawals and charges                                  (767,764)      (134,485)              (256,776)      (68,446)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                 1,805,034        971,692                365,784       259,931
====================================================================================================================================
    Accumulation unit value                                       $     1.869     $   1.482              $   1.546      $  1.334
====================================================================================================================================
    Group contract owners
    Accumulation units beginning of year                               47,017        39,570                  8,006            --
    Purchase payments                                                  57,299        38,896                 28,336         8,006
    Policy withdrawals and charges                                    (27,188)      (31,449)               (28,220)           --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                     77,128        47,017                  8,122         8,006
====================================================================================================================================
    Accumulation unit value                                       $     1.980     $   1.535              $   1.635      $  1.415
====================================================================================================================================
  Deferred individual annuity contract
   in the annuity period
      Accumulation units beginning of year                                 --            --                     --            --
      Purchase payments                                                    --            --                 21,985            --
      Policy withdrawals and charges                                       --            --                   (648)           --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                         --            --                 21,337            --
====================================================================================================================================
    Accumulation unit value                                       $        --     $     --               $   1.570      $     --
====================================================================================================================================

====================================================================================================================================
                                                                     FIDELITY VIP GROWTH                  FIDELITY VIP OVERSEAS
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997         1996                     1997         1996
====================================================================================================================================
Operations:
  Net investment income (loss)                                    $      (17)     $     (14)             $      --      $     (1)
  Net realized gain on investments                                        42             16                     15            14
  Capital gains distributions from mutual funds                           44             32                     16             2
  Net unrealized appreciation (depreciation)
   of investments during the year                                        285             76                     (6)            9
------------------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets
      resulting from operations                                   $      354      $     110              $      25      $     24
------------------------------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers                           $      767      $     934              $     163      $     87
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                                    (127)           (34)                   (31)          (59)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
      policy related transactions                                 $      640      $     900              $     132      $     28
------------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                      $      994      $   1,010              $     157      $     52
Net assets, beginning of period                                        1,387            377                    230           178
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                         $    2,381      $   1,387              $     387      $    230
====================================================================================================================================
Change in units outstanding:
    Deferred contracts in the accumulation period
    Individual contract owners
    Accumulation units beginning of year                             895,058        281,102                170,694       147,599
    Purchase payments                                                656,314        773,957                168,571        85,247
    Policy withdrawals and charges                                  (288,157)      (160,001)              (106,218)      (62,152)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                 1,263,215        895,058                233,047       170,694
====================================================================================================================================
    Accumulation unit value                                       $     1.840     $   1.513              $   1.283      $  1.167
====================================================================================================================================
    Group contract owners
    Accumulation units beginning of year                               20,557            --                 25,842        21,832
    Purchase payments                                                  63,945        20,557                 24,146        19,373
    Policy withdrawals and charges                                    (56,492)           --                 (6,975)      (15,363)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                     28,010        20,557                 43,013        25,842
====================================================================================================================================
    Accumulation unit value                                       $     1.994     $   1.587              $   1.319      $  1.196
====================================================================================================================================
  Deferred individual annuity contract
   in the annuity period
      Accumulation units beginning of year                                 --            --                     --            --
      Purchase payments                                                    --            --                 24,755            --
      Policy withdrawals and charges                                       --            --                   (730)           --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                         --            --                 24,025            --
====================================================================================================================================
    Accumulation unit value                                       $        --     $     --               $   1.295      $     --
====================================================================================================================================

See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31
(In thousands except for unit information)

====================================================================================================================================
                                                                                                          FIDELITY VIP II ASSET
                                                                 FIDELITY VIP II CONTRA FUND                  MANAGER GROWTH
------------------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED     APRIL 28 TO            YEAR ENDED     APRIL 28 TO
                                                                DECEMBER 31,    DECEMBER 31,          DECEMBER 31,    DECEMBER 31,
                                                                    1997           1996                   1997           1996
====================================================================================================================================
Operations:
  Net investment loss                                              $     (7)      $     (3)              $      (4)     $    --
  Net realized gain on investments                                       95              5                      37           --
  Capital gains distributions from mutual funds                           9              1                      --            2
  Net unrealized appreciation
   of investments during the year                                        39             38                      15            4
------------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets
      resulting from operations                                   $     136       $     41               $      48      $     6
------------------------------------------------------------------------------------------------------------------------------------
From policy related transactions:
  Purchase payments and other transfers                           $     836       $    306               $     575      $    21
  Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees                                    (27)           (13)                     (3)          (2)
------------------------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
      policy related transactions                                 $     809       $    293               $     572      $    19
------------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                      $     945       $    334               $     620      $    25
Net assets, beginning of period                                         358             24                      51           26
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period                                         $   1,303       $    358               $     671      $    51
====================================================================================================================================
Change in units outstanding:
    Deferred contracts in the accumulation period
    Individual contract owners
    Accumulation units beginning of year                            259,582         20,680                  34,541       24,995
    Purchase payments                                               844,976        299,802                 636,101       11,938
    Policy withdrawals and charges                                 (356,402)       (60,900)               (229,206)      (2,392)
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                  748,156        259,582                 441,436       34,541
====================================================================================================================================
    Accumulation unit value                                       $   1.657       $  1.355               $   1.487      $ 1.207
====================================================================================================================================
    Group contract owners
    Accumulation units beginning of year                              4,605             --                   7,234           --
    Purchase payments                                                22,649          4,605                  25,784        7,234
    Policy withdrawals and charges                                  (18,238)            --                 (23,723)          --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                    9,016          4,605                   9,295        7,234
====================================================================================================================================
    Accumulation unit value                                       $   1.757       $  1.455               $   1.530      $ 1.222
====================================================================================================================================
  Deferred individual annuity contract in the annuity period
      Accumulation units beginning of year                               --             --                      --           --
      Purchase payments                                              29,153             --                      --           --
      Policy withdrawals and charges                                   (860)            --                      --           --
------------------------------------------------------------------------------------------------------------------------------------
    Accumulation units end of year                                   28,293             --                      --           --
====================================================================================================================================
    Accumulation unit value                                       $   1.688       $     --               $      --      $    --
====================================================================================================================================

See accompanying notes to financial statements.

AMERICAN NATIONAL VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
December 31, 1997
--------------------------------------------------------------------------------

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  GENERAL ... American National Variable Annuity Separate Account (Separate Account) was established on July 30,1991 under Texas law as a separate investment account of American National Insurance Company (the Sponsor). The Separate Account began operations on April 20, 1994. The assets of the Separate Account are segregated from the Sponsor's other assets and are used only to support variable annuity products issued by the Sponsor.

  The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are currently fourteen active subaccounts within the Separate Account, each of which is invested only in a corresponding portfolio of the American National (AN) or Fidelity Funds. The American National Funds were organized and are managed for a fee by Securities Management & Research, Inc. (SM&R) which is a wholly-owned subsidiary of the Sponsor. The Fidelity Funds were organized and are managed for a fee by Fidelity Management & Research Co. ("FMR")

  BASIS OF PRESENTATION...The financial statements of the Separate Account have been prepared on an accrual basis in accordance with generally accepted accounting principles.

  INVESTMENTS...Investments in shares of the separate investment portfolios are stated at market value which is the net asset value per share as determined by the respective portfolios. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded and reinvested upon receipt. Dividends received from mutual funds are reinvested daily in additional shares of the portfolios and are recorded as dividend income on the record date.

  FEDERAL TAXES... The operations of the Separate Account form a part of, and are taxed with, the operations of the Sponsor. Under the Internal Revenue Code, all ordinary income and capital gains allocated to the contract owners are not taxed to the Sponsor. As a result, the net asset values of the subaccounts are not affected by federal income taxes on distributions received by the subaccounts. Accordingly, no provision for income taxes is required in the accompanying financial statements.

  USE OF ESTIMATES...The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

  RECLASSIFICATIONS...Certain items in the 1996 financial statements have been reclassified to conform with the 1997 presentation.


(2)  SECURITY PURCHASES AND SALES

  For the year ended December 31, 1997, the aggregate cost of purchases (including reinvestment of dividend distributions) and proceeds from sales of investments in the mutual fund portfolios were as follows (in thousands):

                                        PURCHASES    SALES
-----------------------------------------------------------
AN Growth Portfolio                       $ 1,711   $   370
AN Money Market Portfolio                     409       228
AN Balanced Portfolio                         677       199
AN Managed Portfolio                        2,298       693
Fidelity VIPII Investment Grade Bond          151       124
Fidelity VIPII Asset Manager                  500       130
Fidelity VIPII Index 500                    3,114       862
Fidelity VIP Money Market                  10,436     9,757
Fidelity VIP Equity Income Fund             2,554       928
Fidelity VIP High  Income Fund                547       339
Fidelity VIP Growth                           932       265
Fidelity VIP Overseas                         369       221
Fidelity VIPII Contra Fund                  1,365       554
Fidelity VIPII Asset Manager Growth           796       228
-----------------------------------------------------------
  Totals                                  $25,849   $14,898
===========================================================

(3)  POLICY CHARGES AND DEDUCTIONS

  MORTALITY AND EXPENSE RISK CHARGES...Mortality risk and expense risk charges, at an effective annual rate of 1.25%, are assessed daily against the Separate Account's net asset value for both qualified and non-qualified Flexible Purchase Payment Annuity Contracts. These charges are assessed at a rate of 0.85% for the Group Unallocated Deferred Annuity Contracts. This fee is assessed during both the accumulation period and the annuity period.

  MONTHLY ADMINISTRATIVE CHARGES ...American National's administrative charges consist of an annual contract fee and a daily administrative asset fee. The annual contract fee is $25 for non-qualified Flexible Purchase Payment Annuity Contracts and $30 for all qualified Flexible Purchase Payment Annuity Contracts. At the time of full surrender, the annual contract fee will be deducted on a pro rata basis. Immediate Annuity Contracts have a one time contract fee of $100 when the single purchase payment is paid. The Group Unallocated Deferred Annuity Contracts have no annual contract fee. The administrative asset fee is 0.10% annually for all contracts. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

  SURRENDER CHARGE...On withdrawals of that portion of the accumulation value representing purchase payments, a surrender charge is imposed based upon the number of years since the year in which the purchase payments withdrawn were paid, on a first paid, first withdrawn basis. For Flexible Purchase Payment Deferred Annuities in the first policy year, the surrender charge is a maximum of 7% of the purchase payment withdrawn and grades down to zero in the eighth contract year after the purchase payment being withdrawn was made. For Group Unallocated Deferred Annuity Contracts the surrender charge is a maximum of 4% and grades down to zero in the eighth policy year.

  TRANSFER CHARGE... A $10 transfer charge is imposed after the first twelve transfers in any one policy year for transfers made among the subaccounts.

  PREMIUM CHARGES...Premium taxes for certain jurisdictions are deducted from premiums paid at rates ranging form zero to 3.5%. American National's current practice is to deduct any state imposed premium tax from Purchase Payments. If a state only imposes premium taxes upon annuitization, American National will deduct these taxes from the contract value upon annuitization.

  DISTRIBUTION EXPENSE CHARGE ... A distribution expense is assessed daily to each Subaccount. The distribution expense charge is 0.25% annually for Flexible Purchase Payment Deferred Annuity Contracts. Group Unallocated Deferred Annuity Contracts do not incur a distribution expense charge. The sum of all surrender charges and the distribution expense charges assessed will at no time exceed 9.0% of all Purchase Payments paid.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

                 To the Stockholders and Board of Directors,
                 American National Insurance Company

                   We have audited the accompanying consolidated statements of financial position of American National Insurance Company and subsidiaries (the Company) as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholders' equity and cash flows for the years then ended. These consolidated financial statements (pages 19 through 34) are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

                   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                   In our opinion, the consolidated financial statements
                 referred to above present fairly, in all material respects, the financial position of American National Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for the years then ended in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP

                 Houston, Texas
                 February 19, 1998

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF INCOME
(In thousands, except for per share data)

-------------------------------------------------------------------------------------------------
                                                                             1997        1996
-------------------------------------------------------------------------------------------------
PREMIUMS AND OTHER REVENUE
 Life and annuity premiums                                               $  349,073   $  329,937
 Accident and health premiums                                               378,521      364,198
 Property and casualty premiums                                             312,987      257,845
 Other policy revenues                                                       99,930       82,911
 Net investment income                                                      472,895      435,691
 Gain from sale of investments                                              103,320       58,001
 Other income                                                                23,178       21,416
-------------------------------------------------------------------------------------------------
  Total revenues                                                          1,739,904    1,549,999
-------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
 Death and other benefits:
  Life and annuity                                                          382,696      363,035
  Accident and health                                                       279,348      261,942
  Property and casualty                                                     233,887      206,120
 Increase (decrease) in liability for future policy benefits:
  Life and annuity                                                           50,995       37,988
  Accident and health                                                        (4,843)      (1,570)
 Commissions for acquiring and servicing policies                           239,633      267,305
 Other operating costs and expenses                                         167,079      156,128
 Increase in deferred policy acquisition costs, net of amortization         (12,267)     (73,880)
 Taxes, licenses and fees                                                    39,687       38,234
-------------------------------------------------------------------------------------------------
  Total benefits and expenses                                             1,376,215    1,255,302
-------------------------------------------------------------------------------------------------

INCOME FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF
 UNCONSOLIDATED AFFILIATES AND FEDERAL INCOME TAXES                         363,689      294,697

EQUITY IN EARNINGS OF UNCONSOLIDATED AFFILIATES                               9,333       10,764
-------------------------------------------------------------------------------------------------
GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAXES                            373,022      305,461

PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
 Current                                                                    134,271      90,103
 Deferred                                                                    (9,606)       (237)
-------------------------------------------------------------------------------------------------
NET INCOME                                                               $  248,357   $ 215,595
=================================================================================================

NET INCOME PER COMMON SHARE - BASIC & DILUTED                            $     9.38   $    8.14
=================================================================================================

See accompanying notes to consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
(In thousands)

-------------------------------------------------------------------------------------------------
                                                                               DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                             1997        1996
-------------------------------------------------------------------------------------------------
ASSETS
 Investments, other than investments in unconsolidated affiliates
  Debt securities:
   Bonds held-to-maturity, at amortized cost                               $3,605,927   $3,430,726
   Bonds available-for-sale, at market                                        600,380      528,306
  Marketable equity securities, at market:
   Preferred stocks                                                            40,744       51,625
   Common stocks                                                              882,864      754,039
  Mortgage loans on real estate                                             1,103,333    1,098,583
  Policy loans                                                                300,574      303,336
  Investment real estate, net of accumulated depreciation
   of $100,298 and $108,974                                                   258,210      323,826
  Short-term investments                                                      126,732        5,470
  Other invested assets                                                        63,135       70,064
---------------------------------------------------------------------------------------------------
   Total investments                                                        6,981,899    6,565,975
 Cash                                                                           5,497       13,545
 Investments in unconsolidated affiliates                                     100,888       95,836
 Accrued investment income                                                    102,361       97,883
 Reinsurance ceded receivables                                                 48,193       42,695
 Prepaid reinsurance premiums                                                 140,791      109,965
 Premiums due and other receivables                                            85,945       70,922
 Deferred policy acquisition costs                                            748,341      739,023
 Property and equipment                                                        32,142       26,455
 Other assets                                                                  57,889       73,713
 Separate account assets                                                      179,027      152,533
---------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                           $8,482,973   $7,988,545
===================================================================================================
LIABILITIES
 Policyholder funds
  Future policy benefits:
   Life and annuity                                                        $1,990,978   $1,939,926
   Accident and health                                                        101,550      106,555
  Policy account balances                                                   2,422,828    2,353,245
  Policy and contract claims                                                  326,182      289,846
  Other policyholder funds                                                    419,736      356,456
---------------------------------------------------------------------------------------------------
   Total policyholder liabilities                                           5,261,274    5,046,028
 Current federal income taxes                                                  14,340       17,810
 Deferred federal income taxes                                                215,606      196,712
 Other liabilities                                                            107,309      101,556
 Separate account liabilities                                                 179,027      152,533
---------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                       5,777,556    5,514,639
---------------------------------------------------------------------------------------------------
STOCKHOLDERS' EQUITY
  Capital stock                                                                30,832       30,832
  Additional paid-in capital                                                      211          211
  Net unrealized gains on securities                                          215,883      163,352
  Retained earnings                                                         2,561,218    2,382,238
  Treasury stock, at cost                                                    (102,727)    (102,727)
---------------------------------------------------------------------------------------------------
        TOTAL STOCKHOLDERS' EQUITY                                          2,705,417    2,473,906
---------------------------------------------------------------------------------------------------
        TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY                         $8,482,973   $7,988,545
===================================================================================================

See accompanying notes to consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
(In thousands, except for per share data)

------------------------------------------------------------------------------------------------------------------
                                                                NET
                                                 ADDITIONAL  UNREALIZED                                TOTAL
                                      CAPITAL     PAID-IN    GAINS ON     RETAINED      TREASURY    STOCKHOLDERS'
                                      STOCK       CAPITAL    SECURITIES   EARNINGS        STOCK       EQUITY
------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1995            $ 30,832     $    211    $158,898   $2,233,899     $ (102,727)   $2,321,113

  Net income                                                                215,595                      215,595

  Dividends to stockholders
    ($2.54 per share)                                                       (67,256)                     (67,256)

  Increase in unrealized gains on
    marketable securities, net
    of applicable federal
    income taxes                                                 4,454                                     4,454
------------------------------------------------------------------------------------------------------------------

BALANCE DECEMBER 31, 1996              30,832          211     163,352    2,382,238       (102,727)    2,473,906

  Net income                                                                248,357                      248,357

  Dividends to stockholders
    ($2.62 per share)                                                       (69,377)                     (69,377)

  Increase in unrealized gains on
    marketable securities, net
    of applicable federal
    income taxes                                                52,531                                    52,531
------------------------------------------------------------------------------------------------------------------
BALANCE DECEMBER 31, 1997             $30,832     $    211    $215,883   $2,561,218      $(102,727)   $2,705,417
==================================================================================================================

See accompanying notes to consolidated financial statements.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED STATEMENTS OF CASH FLOWS

(In thousands)
------------------------------------------------------------------------------------------------------------------
                                                                                           1997          1996
OPERATING ACTIVITIES
  Net income                                                                             $ 248,357     $ 215,595
  Adjustments to reconcile net income to net cash provided by operating activities:
    Increase in liabilities for policyholders' funds                                       145,663       103,946
    Charges to policy account balances                                                     (99,625)      (81,651)
    Interest credited to policy account balances                                           135,478       121,689
    Deferral of policy acquisition costs                                                  (151,891)     (182,124)
    Amortization of deferred policy acquisition costs                                      138,710       108,017
    Deferred federal income tax expense (benefit)                                           (9,606)         (237)
    Depreciation                                                                            20,454        20,104
    Accrual and amortization of discounts and premiums                                     (34,416)       (7,959)
    Gain from sale of investments                                                         (103,320)      (58,001)
    Equity in earnings of unconsolidated affiliates                                         (9,333)      (10,764)
    Decrease (increase) in premiums receivable                                             (15,023)        3,093
    Increase in accrued investment income                                                   (4,478)      (15,342)
    Capitalization of interest on policy and mortgage loans                                (14,475)      (14,338)
    Other changes, net                                                                     (26,937)      (36,969)
------------------------------------------------------------------------------------------------------------------
      Net cash provided by operating activities                                            219,558       165,059
------------------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  Proceeds from sale or maturity of investments:
    Bonds                                                                                  196,807       201,485
    Stocks                                                                                 331,679       191,284
    Real estate                                                                             89,448        26,528
    Other invested assets                                                                    5,706         1,112
  Principal payments received on:
    Mortgage loans                                                                         168,603        56,352
    Policy loans                                                                            40,207        37,645
  Purchases of investments:
    Bonds                                                                                 (424,721)     (725,070)
    Stocks                                                                                (279,690)     (120,441)
    Real estate                                                                             (1,537)       (7,696)
    Mortgage loans                                                                        (151,471)     (218,019)
    Policy loans                                                                           (23,023)      (25,137)
    Other invested assets                                                                  (15,250)      (74,259)
  Decrease (increase) in short-term investments, net                                      (121,262)        9,596
  Decrease (increase) in investment in unconsolidated affiliates, net                       (4,281)       13,718
  Increase in property and equipment, net                                                   (3,173)       (2,867)
------------------------------------------------------------------------------------------------------------------
      Net cash used in investing activities                                               (191,958)     (635,769)
------------------------------------------------------------------------------------------------------------------
FINANCING ACTIVITIES
  Policyholders' deposits to policy account balances                                       391,607       756,727
  Policyholders' withdrawals from policy account balances                                 (357,878)     (219,161)
  Dividends to stockholders                                                                (69,377)      (67,256)
------------------------------------------------------------------------------------------------------------------
      Net cash provided by (used in) financing activities                                  (35,648)      470,310
------------------------------------------------------------------------------------------------------------------
NET DECREASE IN CASH                                                                        (8,048)         (400)
  Cash:
    Beginning of the year                                                                   13,545        13,945
------------------------------------------------------------------------------------------------------------------
    End of the year                                                                      $   5,497     $  13,545
==================================================================================================================

See accompanying notes to consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1)  NATURE OF OPERATIONS

  American National Insurance Company (American National) is a multiple line insurance company offering a broad line of insurance coverages, including individual and group life, health, and annuities; personal lines property and casualty; and credit insurance. In addition, through subsidiaries, American National also offers mutual funds and real estate management services. The majority (99%) of revenues are generated by the insurance business. With the exception of New York, business is conducted in all states, as well as Puerto Rico, Guam and American Samoa. American National is also authorized to sell its products to American military personnel in Western Europe. Various distribution systems are utilized, including home service, multiple line ordinary, group brokerage, credit and independent third party marketing organizations.

  American National's insurance subsidiaries are American National Life Insurance Company of Texas, Garden State Life Insurance Company, Standard Life and Accident Insurance Company, American National Property and Casualty Company, American National General Insurance Company and American National Lloyds Insurance Company. The major non-insurance subsidiaries are Securities Management & Research, Inc. and ANREM Corporation. As part of its investment portfolio, American National also owns interests in unconsolidated affiliates, primarily several real estate joint ventures and partnerships.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION--The consolidated financial statements include the accounts of American National Insurance Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. Investments in unconsolidated affiliates are shown at cost plus equity in undistributed earnings since the dates of acquisition.

  The consolidated financial statements have been prepared on the basis of generally accepted accounting principles which, for the insurance companies, differs from the basis of accounting followed in reporting to insurance regulatory authorities. (See Note 12.)

  Certain reclassifications have been made to the 1996 financial information to conform to the 1997 presentation.

USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ACCOUNTING CHANGES

  ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF-- Effective January 1, 1996, American National adopted Statement of Financial Accounting Standard (FAS) No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets To Be Disposed Of." This statement requires that long-lived assets be reviewed for impairment whenever circumstances indicate that the carrying value may not be recoverable. The review must be done by estimating future undiscounted cash flows to be received. If the sum of the expected future undiscounted cash flows is less than the carrying value, an analysis of the investment's fair value compared with its carrying value is performed. If the fair value is less than the carrying value, an impairment loss is recognized as a charge to current earnings. As American National used similar methods to calculate valuation reserves on investment real estate in prior years, the adoption of this new standard did not have a material effect on American National's consolidated financial position or results of operations.

  FAS No. 121 also requires that long-lived assets to be disposed of be carried at the lower of book value or the expected amount to be received on sale, less the cost to sell. Prior to January 1, 1996, American National's real estate acquired in satisfaction of debt (foreclosed real estate) was carried at cost less accumulated depreciation and reserves for possible losses. Upon the adoption of FAS No. 121, American National determined that all of its foreclosed real estate was held for sale and should therefore be held at the lower of book value or the expected amount to be received on sale, less the cost to sell, without any further allowance for depreciation. Since all of the book values for foreclosed real estate were below the expected amount to be received on sale, less the cost to sell, the adoption of this new standard did not have a material effect on American National's consolidated financial position or results of operations.

  EARNINGS PER SHARE--As of December 31, 1997, American National adopted FAS No. 128 "Earnings per Share." This statement establishes standards for computing and presenting earnings per share. As American National has a simple capital structure, the adoption of this new standard did not have any effect on the calculation of earnings per share.

NEW ACCOUNTING PRONOUNCEMENTS

  REPORTING COMPREHENSIVE INCOME--FAS No. 130, "Reporting Comprehensive Income," is effective for years beginning after December 15, 1997. This statement establishes standards for reporting and display of comprehensive income and its components in a financial statement that are displayed with the same prominence as the rest of the financial statements in a report.

  American National will adopt FAS No. 130 on January 1, 1998. Management believes that the adoption of FAS No. 130 will have no effect on American National's financial position or results from operations.

  DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION--FAS No. 131, "Disclosures about Segments of an Enterprise and Related Information," is effective for years beginning after December 15, 1997. This statement establishes standards for the way information is reported about operating segments in financial statements. The statement requires disclosure of information on operating segments that are evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assess performance. It also establishes standards for related disclosures about products and services, geographic areas and major customers.

  American National will adopt FAS No. 131 on January 1, 1998. The adoption of this standard will require American National to

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

change the way it reports segment information to match more closely the way the business is analyzed by management. Upon adoption, applicable prior period results will be revised to reflect the new disclosure. However, management believes that the adoption of FAS No. 131 will have no effect on American National's financial position or results from operations.

INVESTMENTS

  DEBT SECURITIES--Bonds which are intended to be held-to-maturity are carried at amortized cost. The carrying value of these debt securities is expected to be realized, due to American National's ability and intent to hold these securities until maturity.

  Bonds held as available-for-sale are carried at market.

  PREFERRED STOCKS--All preferred stocks are classified as available-for-sale and are carried at market

  COMMON STOCKS-- All common stocks are classified as available-for-sale and are carried at market.

  UNREALIZED GAINS--For all investments carried at market, the unrealized gains or losses (differences between amortized cost and market), net of applicable federal income taxes, are reflected in stockholders' equity.

  MORTGAGE LOANS--Mortgage loans on real estate are carried at amortized cost, less allowance for valuation impairments.

  The mortgage loan portfolio is closely monitored through the review of loan and property information, such as debt service coverage, annual operating statements and property inspection reports. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, impaired loans are identified and valuation allowances are established. Impaired loans are loans where, based on current information and events, it is probable that American National will be unable to collect all amounts due according to the contractual terms of the loan agreement.

 POLICY LOANS--Policy loans are carried at cost.

  INVESTMENT REAL ESTATE--Investment real estate is carried at cost, less allowances for depreciation and valuation impairments. Depreciation is provided over the estimated useful lives of the properties (15 to 50 years) using straight-line and accelerated methods.

  American National's real estate portfolio is closely monitored through the review of operating information and periodic inspections. This information is evaluated in light of current economic conditions and other factors, such as geographic location and property type. As a result of this review, if there is any indication of an adverse change in the economic condition of a property, a complete cash flow analysis is performed to determine whether or not an impairment allowance is necessary. If a possible impairment is indicated, the fair market value of the property is estimated using a variety of techniques, including cash flow analysis, appraisals and comparison to the values of similar properties. If the book value is greater than the estimated fair market value, an impairment allowance is established.

  SHORT-TERM INVESTMENTS--Short-term investments (primarily commercial paper) are carried at amortized cost.

  OTHER INVESTED ASSETS--Other invested assets are carried at cost, less allowance for valuation impairments. Valuation allowances for other invested assets are considered on an individual basis in accordance with the same procedures as used for investment real estate.

  INVESTMENT VALUATION ALLOWANCES AND IMPAIRMENTS--Investment valuation allowances are established for other than temporary impairments of mortgage loans, real estate and other assets in accordance with the policies established for each class of invested asset. The increase in the valuation allowances is reflected in current period income as a realized loss.

  Management believes that the valuation allowances are adequate. However, it is possible that a significant change in economic conditions in the near term could result in losses exceeding the amounts established.

CASH AND CASH EQUIVALENTS--American National considers cash on hand and in banks as cash for purposes of the consolidated statements of cash flows. INVESTMENTS IN UNCONSOLIDATED AFFILIATES--These assets are primarily investments in real estate joint ventures, and are accounted for under the equity method of accounting.

PROPERTY AND EQUIPMENT--These assets consist of buildings occupied by the companies, electronic data processing equipment, and furniture and equipment. These assets are carried at cost, less accumulated depreciation. Depreciation is provided using straight-line and accelerated methods over the estimated useful lives of the assets (3 to 50 years).

INSURANCE SPECIFIC ASSETS AND LIABILITIES

  DEFERRED POLICY ACQUISITION COSTS--Certain costs of acquiring new insurance business have been deferred. For life, annuity and accident and health business, such costs consist of inspection report and medical examination fees, commissions, related fringe benefit costs and the cost of insurance in force gained through acquisitions. The amount of commissions deferred includes first-year commissions and certain subsequent year commissions that are in excess of ultimate level commission rates.

  The deferred policy acquisition costs on traditional life and health products are amortized with interest over the anticipated premium-paying period of the related policies, in proportion to the ratio of annual premium revenue to be received over the life of the policies. Expected premium revenue is estimated by using the same mortality and withdrawal assumptions used in computing liabilities for future policy benefits. The amount of deferred policy acquisition costs is reduced by a provision for possible inflation of maintenance and settlement expenses in the determination of such amounts by means of grading interest rates.

  Costs deferred on universal life, limited pay and investment type contracts are amortized as a level percentage of the present value of anticipated gross profits from investment yields, mortality, and surrender charges. The effect on the deferred policy acquisition costs that would result from realization of unrealized gains (losses) is recognized with an offset to net unrealized gains (losses) in consolidated stockholders' equity as of the balance sheet date. It is possible that a change in interest rates could have a significant impact on the deferred policy acquisition costs calculated for these contracts.

  Deferred policy acquisition costs associated with property and casualty insurance business consist principally of commissions, underwriting and issue costs. These costs are amortized over the coverage period of the related policies, in relation to premium revenue recognized.

  FUTURE POLICY BENEFITS--For traditional products, liabilities for future policy benefits have been provided on a net level premium method based on estimated investment yields, withdrawals, mortality and other assumptions which were appropriate at the time the policies were issued. Estimates used are based on the companies' experience, as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. When it is determined that future expected experience differs significantly from the assumed, the estimates are revised for current and future issues.

  Future policy benefits for universal life and investment-type contracts reflect the current account value before applicable surrender charges. In the near term, it is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

RECOGNITION OF PREMIUM REVENUE AND POLICY BENEFITS

  TRADITIONAL ORDINARY LIFE AND HEALTH--Life and accident and health premium is recognized as revenue when due. Benefits and expenses are associated with earned premiums to result in recognition of profits over the life of the policy contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

  ANNUITIES--Revenues from annuity contracts represent amounts assessed against contract holders. Such assessments are principally surrender charges and, in the case of variable annuities, administrative fees. Policy account balances for annuities represent the premiums received plus accumulated interest less applicable accumulated administrative fees. It is possible that a change in interest rates could have a significant impact on the values calculated for these contracts.

  UNIVERSAL LIFE AND SINGLE PREMIUM WHOLE LIFE--Revenues from universal life policies and single premium whole life policies represent amounts assessed against policyholders. Included in such assessments are mortality charges, surrender charges actually paid and earned policy service fees. Policyholder account balances consist of the premiums received plus credited interest, less accumulated policyholder assessments. Amounts included in expense represent benefits in excess of account balances returned to policyholders.

  PROPERTY AND CASUALTY--Property and casualty premiums are recognized as revenue proportionately over the contract period. Policy benefits consist of actual claims and the change in reserves for losses and loss adjustment expenses. The reserves for losses and loss adjustment expenses are estimates of future payments of reported and unreported claims and the related expenses with respect to insured events that have occurred. These reserves are calculated using case basis estimates for reported losses and experience for claims incurred but not reported. These loss reserves are reported net of an allowance for salvage and subrogation. Management believes that American National's reserves have been appropriately calculated, based on available information as of December 31, 1997. However, it is possible that the ultimate liabilities may vary significantly from these estimated amounts.

  PARTICIPATING INSURANCE POLICIES--The allocation of dividends to participating policyowners is based upon a comparison of experience rates of mortality, interest and expense, as determined periodically for representative plans of insurance, issue ages and policy durations, with the corresponding rates assumed in the calculation of premiums. Participating business comprised approximately 2.6% of the life insurance in force at December 31, 1997, and 4.5% of life premiums in 1997.

FEDERAL INCOME TAXES--American National and all but one of its subsidiaries file a consolidated life/non-life federal income tax return. Garden State Life Insurance Company files a separate return.

  Deferred federal income tax assets and liabilities have been recognized to reflect the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Realization of the deferred tax assets is dependent on generating sufficient taxable income in the future. Management believes that it is more likely than not that sufficient income will be generated to realize the net deferred tax assets.

SEPARATE ACCOUNT ASSETS AND LIABILITIES--The separate account assets and liabilities represent funds maintained to meet the investment objectives of contract holders who bear the investment risk. The investment income and investment gains and losses from these separate funds accrue directly to the contract holders of the policies supported by the separate accounts. The assets of each separate account are legally segregated and are not subject to claims that arise out of any other business of American National. The assets of these accounts are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses in this report.

NET INCOME PER COMMON SHARE--Net income per common share is based on the weighted average number of shares outstanding (26,479,165 shares for 1997 and 1996).

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

(3)  INVESTMENTS

  The amortized cost and estimated market values of investments in held-to-maturity and available-for-sale securities are shown below (in thousands):

                                                       GROSS        GROSS      ESTIMATED
                                         AMORTIZED   UNREALIZED   UNREALIZED     MARKET
                                            COST       GAINS        LOSSES       VALUE
------------------------------------------------------------------------------------------
DECEMBER 31, 1997:
Debt securities
  Bonds held-to-maturity:
    U. S. Government and agencies        $  180,156    $  5,662  $      (220)  $  185,598
    States and political subdivisions        11,367         261          (15)      11,613
    Foreign governments                     121,643       7,147           --      128,790
    Public utilities                      1,198,814      39,353       (2,374)   1,235,793
    All other corporate bonds             1,885,700      85,963       (1,925)   1,969,738
    Mortgage-backed securities              208,247      12,809           (2)     221,054
------------------------------------------------------------------------------------------
      Total bonds held-to-maturity        3,605,927     151,195       (4,536)   3,752,586
------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. Government and agencies            49,990       1,348           --       51,338
    Foreign governments                      47,141       4,328           --       51,469
    Public utilities                        185,078      12,330           --      197,408
    All other corporate bonds               280,860      19,311           (6)     300,165
------------------------------------------------------------------------------------------
      Total bonds available-for-sale        563,069      37,317           (6)     600,380
------------------------------------------------------------------------------------------
    Total debt securities                 4,168,996     188,512       (4,542)   4,352,966
------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock                            39,313       1,510          (79)      40,744
  Common stock                              575,058     331,280      (23,474)     882,864
------------------------------------------------------------------------------------------
    Total marketable equity securities      614,371     332,790      (23,553)     923,608
------------------------------------------------------------------------------------------
Total investments in securities          $4,783,367    $521,302     $(28,095)  $5,276,574
==========================================================================================

------------------------------------------------------------------------------------------
DECEMBER 31, 1996:
Debt securities
  Bonds held-to-maturity:
    U. S. Government and agencies        $  174,399    $  3,911     $   (506)  $  177,804
    States and political subdivisions        14,185         216          (39)      14,362
    Foreign governments                     107,573       4,257         (133)     111,697
    Public utilities                      1,142,072      19,654      (22,213)   1,139,513
    All other corporate bonds             1,698,451      46,039      (17,584)   1,726,906
    Mortgage-backed securities              294,046      13,527          (11)     307,562
------------------------------------------------------------------------------------------
      Total bonds held-to-maturity        3,430,726      87,604      (40,486)   3,477,844
------------------------------------------------------------------------------------------
  Bonds available-for-sale:
    U. S. Government and agencies            26,062         559          (75)      26,546
    Foreign governments                      41,594       2,961          (10)      44,545
    Public utilities                        184,677       7,267         (222)     191,722
    All other corporate bonds               252,053      13,826         (386)     265,493
------------------------------------------------------------------------------------------
      Total bonds available-for-sale        504,386      24,613         (693)     528,306
------------------------------------------------------------------------------------------
    Total debt securities                 3,935,112     112,217      (41,179)   4,006,150
------------------------------------------------------------------------------------------
Marketable equity securities:
  Preferred stock                            50,546       1,563         (484)       51,625
  Common stock                              517,385     249,796      (13,142)      754,039
------------------------------------------------------------------------------------------
    Total marketable equity securities      567,931     251,359      (13,626)      805,664
------------------------------------------------------------------------------------------
Total investments in securities          $4,503,043    $363,576   $  (54,805)   $4,811,814
==========================================================================================

DEBT SECURITIES:

  The amortized cost and estimated market value, by contractual maturity of debt securities at December 31, 1997, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                             BONDS-HELD-          BONDS-AVAILABLE-
                             TO-MATURITY             FOR-SALE
----------------------------------------------------------------------
                                    ESTIMATED              ESTIMATED
                        AMORTIZED     MARKET    AMORTIZED   MARKET
                           COST       VALUE       COST       VALUE
----------------------------------------------------------------------
Due in one year
  or less               $   40,881  $   41,139   $     --   $     --
Due after one year
  through five years       433,567     457,505    136,408    146,007
Due after five years
  through ten years      2,893,187   3,000,519    421,661    448,609

Due after ten years         30,045      32,369      5,000      5,764
----------------------------------------------------------------------
                         3,397,680   3,531,532    563,069    600,380
Without single
  maturity date            208,247     221,054         --         --
----------------------------------------------------------------------
                        $3,605,927  $3,752,586   $563,069   $600,380
======================================================================

  Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) were $331,679,000 for 1997. Gross gains of $118,985,000 and gross losses of $12,301,000 were realized on those sales. Bonds were called by the issuers during 1997, which resulted in proceeds from the disposal of $11,442,000. Gross gains of $531,000 were realized on those disposals.

  Proceeds from sales of investments in securities classified as available-for-sale (bonds and stocks) were $190,636,000 for 1996. Gross gains of $71,768,000 and gross losses of $227,000 were realized on those sales. Bonds were called by the issuers during 1996, which resulted in proceeds of $40,126,000 from the disposal. Gross gains of $54,000 were realized on those disposals.

 All gains and losses were determined using specific identification of the securities sold.

UNREALIZED GAINS ON SECURITIES:

  Unrealized gains on marketable equity securities and bonds available-for-sale, presented in the stockholder's equity section of the consolidated statements of financial position, are net of deferred tax liabilities of $116,062,000 and $87,561,000 for 1997 and 1996, respectively.

  The change in the net unrealized gains on investments for the years ended December 31 are summarized as follows (in thousands):

                                  1997                 1996
----------------------------------------------------------------
Bonds available-for-sale        $13,391              $(22,725)
Preferred stocks                    352                  (262)
Common stocks                    71,152                40,718
Amortization of deferred
  policy acquisition costs       (3,863)              (10,740)
----------------------------------------------------------------
                                 81,032                 6,991
Provision for federal
  income taxes                  (28,501)               (2,537)
----------------------------------------------------------------
                               $ 52,531              $  4,454
================================================================


MORTGAGE LOANS:

  In general, mortgage loans are secured by first liens on income- producing real estate. The loans are expected to be repaid from the cash flows or proceeds from the sale of real estate. American National generally allows a maximum loan-to-collateral-value ratio of 75% to 90% on newly funded mortgage loans. As of December 31, 1997, mortgage loans have both fixed rates from 5.25% to 13% and variable rates from 7% to 10.25%. The majority of the mortgage loan contracts require periodic payments of both principal and interest, and have amortization periods of 3 to 31 years.

  American National has investments in first lien mortgage loans on real estate with carried values of $1,103,300,000 and $1,098,583,000 at December 31, 1997
and 1996, respectively. Problem loans, on which impairment allowances were established, totaled $6,493,900 and $14,602,000 at December 31, 1997 and 1996, respectively.

POLICY LOANS:
  Policy loans have interest rates ranging from 2.5% to 8%. Approximately 99% of the policy loan portfolio carried interest rates of 5% to 8% at December 31, 1997.

INVESTMENT INCOME AND REALIZED GAINS (LOSSES):

  Investment income and realized gains (losses) from disposals of investments, before federal income taxes, for the years ended December 31 are summarized as follows (in thousands):

                                                  GAINS (LOSSES) FROM
                             INVESTMENT INCOME  DISPOSALS OF INVESTMENTS
-------------------------------------------------------------------------
                               1997       1996        1997        1996
-------------------------------------------------------------------------
Bonds                       $303,426    $281,780   $    530    $    172
Preferred stocks               3,173       3,372         21          13
Common stocks                 18,977      17,649    106,662      71,410
Mortgage loans               109,165      94,823     (1,277)     (4,212)
Real estate                   84,344      85,810     (5,977)     (7,249)
Other invested assets         26,872      23,399        (83)        (93)
Investment in
  unconsolidated
  affiliates                      --          --        (79)        864
-------------------------------------------------------------------------
                             545,957     506,833     99,797      60,905
Investment expenses          (73,062)    (71,142)        --          --
 Decrease (increase) in
 valuation allowances             --          --      3,523      (2,904)
-------------------------------------------------------------------------
                            $472,895    $435,691   $103,320    $ 58,001
=========================================================================

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

(4) OFF-BALANCE SHEET RISK AND CONCENTRATIONS OF CREDIT RISK ON INVESTMENTS

  American National employs a strategy to invest funds at the highest return possible commensurate with sound and prudent underwriting practices to ensure a well diversified investment portfolio.

BONDS:
  American National's bond portfolio is of high investment quality and is well diversified. The bond portfolio distributed by quality rating at December 31 is summarized as follows:

                    1997   1996
----------------------------------
     AAA               8%    14%
     AA               13%     6%
     A                56%    54%
     BBB & below      23%    26%
----------------------------------
                     100%   100%
==================================

COMMON STOCK:
  American National's stock portfolio by market sector distribution at December 31 is summarized as follows:

                        1997   1996
--------------------------------------
     Basic materials       8%     8%
     Capital goods        10%     9%
     Consumer goods       18%    20%
     Energy                7%     7%
     Finance               9%     6%
     Technology           12%    13%
     Health care          21%    21%
     Miscellaneous        15%    16%
--------------------------------------
                         100%   100%
======================================

MORTGAGE LOANS AND INVESTMENT REAL ESTATE:

  American National invests primarily in the commercial sector in areas that offer the potential for property value appreciation. Generally, mortgage loans are secured by first liens on income-producing real estate.

  Mortgage loans and investment real estate by property type distribution at December 31 are summarized as follows:

                                        INVESTMENT
                           MORTGAGE        REAL
                            LOANS         ESTATE
------------------------------------------------------
                         1997   1996   1997   1996
------------------------------------------------------
     Office buildings      21%    21%    19%    30%
     Shopping centers      56%    56%    40%    30%
     Commercial             3%     4%    15%    16%
     Apartments             2%     1%     3%     2%
     Hotels/motels          3%     3%    16%    13%
     Industrial            12%    12%     4%     4%
     Residential           --      1%    --     --
     Other                  3%     2%     3%     5%
------------------------------------------------------
                          100%   100%   100%   100%
======================================================

  American National has a well diversified portfolio of mortgage loans and real estate properties. Mortgage loans and real estate investments by geographic distribution at December 31 are as follows:

                                                    INVESTMENT
                                      MORTGAGE         REAL
                                       LOANS          ESTATE
-----------------------------------------------------------------
                                    1997   1996    1997    1996
-----------------------------------------------------------------
     Texas                            18%    15%      45%    53%
     South Central, except Texas       2%     2%       1%    --
     California                       11%    14%       7%    10%
     Western, except California        6%     6%       4%     4%
     Southeastern                     10%    13%      22%    16%
     North Central U.S.               10%    10%      14%    11%
     North Eastern U.S.               43%    40%       7%     6%
-----------------------------------------------------------------
                                     100%   100%     100%   100%
=================================================================

 For discussion of other off-balance sheet risks, see Note 15.

(5) FAIR VALUE OF FINANCIAL INSTRUMENTS

  Estimated market values of financial instruments have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amounts that could be realized in a current market exchange or the amounts that may ultimately be realized. The use of different market assumptions or estimating methodologies may have a material effect on the estimated market values.

DEBT SECURITIES:

  The estimated market values for bonds represent quoted market values from published sources or bid prices obtained from securities dealers.

MARKETABLE EQUITY SECURITIES:

  Market values for preferred and common stocks represent quoted market prices obtained from independent pricing services.

MORTGAGE LOANS:

  The market value for mortgage loans is estimated using discounted cash flow analyses based on interest rates currently being offered for comparable loans. Loans with similar characteristics are aggregated for purposes of the analyses.

POLICY LOANS:

 The carrying amount for policy loans approximates their market value.

SHORT-TERM INVESTMENTS:

 The carrying amount for short-term investments approximates their market value.

INVESTMENT CONTRACTS:

  The market value of investment contract liabilities is estimated using a discounted cash flow model, assuming the companies' current interest rates on new products. The carrying value for these contracts approximates their market value.

INVESTMENT COMMITMENTS:

  American National's investment commitments are all short-term in duration, and the market value was not significant at December 31, 1997 or 1996.

  The carrying amounts and estimated market values of financial instruments at December 31 are as follows (in thousands):

                                   1997                      1996
----------------------------------------------------------------------------
                                        ESTIMATED                 ESTIMATED
                           CARRYING      MARKET      CARRYING      MARKET
                            AMOUNT        VALUE       AMOUNT        VALUE
----------------------------------------------------------------------------

Financial assets:
  Bonds:
    Held-to-maturity       $3,605,927   $3,752,586   $3,430,726   $3,477,844
    Available-for-sale        600,380      600,380      528,306      528,306
  Preferred stock              40,744       40,744       51,625       51,625
  Common stock                882,864      882,864      754,039      754,039
  Mortgage loans on
    real estate             1,103,333    1,229,078    1,098,583    1,195,053
  Policy loans                300,574      300,574      303,336      303,336
  Short-term
    investments               126,732      126,732        5,470        5,470
Financial liabilities:
  Investment contracts      1,867,233    1,867,233    1,821,715    1,821,715
----------------------------------------------------------------------------

(6) DEFERRED POLICY ACQUISITION COSTS

  Deferred policy acquisition costs and premiums for the years ended December 31, 1997 and 1996, are summarized as follows (in thousands):

                                LIFE      ACCIDENT   PROPERTY &
                             & ANNUITY    & HEALTH    CASUALTY     TOTAL
----------------------------------------------------------------------------
Balance at
  December 31, 1995          $562,393     $106,528   $  6,735     $675,656
----------------------------------------------------------------------------
Additions                     143,046       17,847     21,004      181,897
Amortization                  (70,786)     (17,311)   (19,920)    (108,017)
Effect of change in
  unrealized gains on
  available-for-sale
  securities                  (10,740)                             (10,740)
----------------------------------------------------------------------------
Net change                     61,520          536      1,084       63,140
Acquisitions                       99          128         --          227
----------------------------------------------------------------------------
Balance at
  December 31, 1996           624,012      107,192      7,819      739,023
----------------------------------------------------------------------------
Additions                     105,268       21,373     24,336      150,977
Amortization                  (92,830)     (23,553)   (22,327)    (138,710)
Effect of change in
  unrealized gains on
  available-for-sale
  securities                   (3,863)                              (3,863)
----------------------------------------------------------------------------
Net change                      8,575       (2,180)     2,009        8,404
Acquisitions                      752          162         --          914
----------------------------------------------------------------------------
Balance at
  December 31, 1997          $633,339     $105,174   $  9,828   $  748,341
============================================================================
1997 Premiums                $349,073     $378,521   $312,987   $1,040,581
============================================================================
1996 Premiums                $ 329,937    $364,198   $257,845   $  951,980
============================================================================

  Commissions comprise the majority of the additions to deferred policy acquisition costs for each year.

  Acquisitions relate to the acquisition of various insurance portfolios under assumption reinsurance agreements.

(7) FUTURE POLICY BENEFITS

LIFE INSURANCE:
  Interest assumptions used in the calculation of future policy benefits for life policies are as follows:

                                                          PERCENTAGE OF
                                                          FUTURE POLICY
POLICY ISSUE                 INTEREST                     BENEFITS
  YEAR                         RATE                       SO VALUED
-----------------------------------------------------------------------
ORDINARY--
1996-1997      7.5% for years 1 through 5, graded to 5.5%
               at the end of year 25, and level thereafter           1%

1981-1995      8% for years 1 through 5, graded to 6% at
               the end of year 25, and level thereafter             19%

1976-1981      7% for years 1 through 5, graded to 5% at
               the end of year 25, and level thereafter             22%

1972-1975      6% for years 1 through 5, graded to 4% at
               the end of year 25, and level thereafter              9%

1969-1971      6% for years 1 through 5, graded to 3.5%
               at the end of year 30, and level thereafter           7%

1962-1968      4.5% for years 1 through 5, graded to 3.5%
               at the end of year 15, and level thereafter          14%

1948-1961      4% for years 1 through 5, graded to 3.5%
               at the end of year 10, and level thereafter          14%

1947 and prior Statutory rates of 3% or 3.5%                         2%

INDUSTRIAL--
1948-1967      4% for years 1 through 5, graded to 3.5% at
               the end of year 10, and level thereafter              6%

1947 and prior Statutory rates of 3%                                 6%
-----------------------------------------------------------------------
                                                                   100%
=======================================================================

 Future policy benefits for universal life are calculated from the current account value.
  Future policy benefits for other policies have been calculated using level interest rates principally as follows: annuities at 6% and group at 4%.
 Mortality and withdrawal assumptions are based on American National's experience.

HEALTH INSURANCE:

  Interest assumptions used for future policy benefits on health policies are calculated using a level interest rate of 6%.
  Morbidity and termination assumptions are based on American National's experience.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

(8) LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

  Activity in the liability for accident and health, and property and casualty unpaid claims and claim adjustment expenses is summarized as follows (in thousands):

                                            1997              1996
----------------------------------------------------------------------
Balance at January 1               $  222,996               $  214,599
  Less reinsurance recoverables         2,439                    1,346
----------------------------------------------------------------------
Net balance at January 1              220,557                  213,253
----------------------------------------------------------------------
Incurred related to:
  Current year                        515,202                  482,988
  Prior years                          (1,098)                 (13,820)
----------------------------------------------------------------------
Total incurred                        514,104                  469,168
----------------------------------------------------------------------
Paid related to:
  Current year                        343,333                  332,305
  Prior years                         144,256                  129,559
----------------------------------------------------------------------
Total paid                            487,589                  461,864
----------------------------------------------------------------------
Net balance at December 31            247,072                  220,557
  Plus reinsurance recoverables         2,567                    2,439
----------------------------------------------------------------------
Balance at December 31              $ 249,639               $  222,996
======================================================================

  The balances at December 31 are included in policy and contract claims on the consolidated statement of financial position.

(9)  REINSURANCE

  As is customary in the insurance industry, the companies reinsure portions of certain insurance policies they write, thereby providing a greater diversification of risk and managing exposure on larger risks. The maximum amount that would be retained by one company (American National) would be $700,000 individual life, $250,000 individual accidental death, $100,000 group life and $125,000 credit life (total $1,175,000). If individual, group and credit were in force in all companies at the same time, the maximum risk on any one life could be $1,875,000.
  The companies remain contingently liable with respect to any reinsurance ceded, and would become actually liable if the assuming companies were unable to meet their obligations under any reinsurance treaties.
  The company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 1997, amounts recoverable from reinsurers with a carrying value of $89,232,000 were associated with various auto dealer credit insurance program reinsurers domiciled in the Caribbean islands of Nevis or the Turks and Caicos. The company holds collateral related to these credit reinsurers totaling $70,760,000. This collateral is in the form of custodial accounts controlled by the company, which can be drawn on for amounts that remain unpaid for more than 120 days. American National believes that the failure of any single reinsurer to meet its obligations would not have a significant effect on its financial position or results of operations.

  Premiums, premium-related reinsurance amounts and reinsurance recoveries for the years ended December 31 are summarized as follows (in thousands):

                                       1997             1996
---------------------------------------------------------------
Direct premiums                    $1,135,094        $1,032,072
Reinsurance premiums assumed
  from other companies                 25,146            20,052
Reinsurance premiums ceded
  to other companies                 (119,659)         (100,144)
---------------------------------------------------------------
Net premiums                       $1,040,581           951,980
===============================================================
Reinsurance recoveries             $   56,535        $   54,871
===============================================================

  Life insurance in force and related reinsurance amounts at December 31 are summarized as follows (in thousands):

                                     1997             1996
--------------------------------------------------------------
Direct life insurance in force    $43,143,187      $41,945,640
Reinsurance risks assumed
  from other companies                662,171          583,853
--------------------------------------------------------------
Total life insurance in force      43,805,358       42,529,493
Reinsurance risks ceded to
  other companies                  (6,985,956)      (6,007,905)
--------------------------------------------------------------
Net life insurance in force       $36,819,402      $36,521,588
==============================================================

(10)   SEGMENT INFORMATION

  American National and its subsidiaries are engaged principally in the insurance business, and operate primarily in six segments (lines of business) within the insurance industry.

  The following table summarizes the premiums and other revenue, gain (loss) from operations before equity in earnings of unconsolidated affiliates and federal income taxes, and assets by line of business for the years ended December 31, 1997 and 1996 (in thousands):

                                                 GAIN (LOSS)
                                                    BEFORE
                                                  APPLICABLE
                                                   FEDERAL
                                    PREMIUMS     INCOME TAXES
                                    AND OTHER     AND OTHER
LINE OF BUSINESS:                    REVENUE        ITEMS         ASSETS
--------------------------------------------------------------------------
1997
----
Individual life insurance           $  501,812    $85,210       $2,608,582
Individual accident and
  health insurance                     191,840        (77)         108,731
Annuities                              218,719      6,965        1,962,252
Group life & health insurance          181,034     (11,211)         49,234
Credit insurance                        58,254       2,208         136,520
Property and casualty insurance        325,419      28,524         343,280
--------------------------------------------------------------------------
  Total insurance lines              1,477,078     111,619       5,208,599
Capital and surplus                    151,187     146,917       3,206,487
Non-insurance                            8,319       1,833          67,887
--------------------------------------------------------------------------
                                     1,636,584     260,369       8,482,973
Gain from sale of investments          103,320     103,320              --

                                    $1,739,904    $363,689      $8,482,973
==========================================================================

1996
----

Individual life insurance           $  496,571   $ 79,076  $2,564,102
Individual accident and
  health insurance                     199,982     (4,943)    108,922
Annuities                              167,226      5,783   1,870,659
Group life & health insurance          159,004        811      42,844
Credit insurance                        53,411      1,978     123,508
Property and casualty insurance        269,519     15,052     292,113
---------------------------------------------------------------------
  Total insurance lines              1,345,713     97,757   5,002,148
Capital and surplus                    137,573    138,781   2,912,340
Non-insurance                            8,712        158      74,057
---------------------------------------------------------------------
                                     1,491,998    236,696   7,988,545
Gain from sale of investments           58,001     58,001          --
---------------------------------------------------------------------
                                    $1,549,999   $294,697  $7,988,545
=====================================================================

  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines. It is based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available. Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to capital and surplus.
  Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.
  Fixed income assets and policy loans have been directly assigned to the insurance lines to the extent required for reserves. Equity type assets, such as stocks and real estate and all other assets not required for the insurance lines, have been assigned to capital and surplus.
  Policy account deposits totaled $391,607,000 in 1997 and $756,727,000 in 1996. The majority of these deposits were in the annuity line, which totaled $281,287,000 and $648,234,000 in 1997 and 1996, respectively.
  A significant portion of American National's insurance business is written through one third-party marketing organization. During 1997, approximately 18% of the total premium and policy account deposits were written through that organization. This compares with 35% in 1996. Of the total business written by this one organization, the majority was annuities.

(11) FEDERAL INCOME TAXES

  The federal income tax provisions vary from the amounts computed when applying the statutory federal income tax rate. A reconciliation of the effective tax rate of the companies to the statutory federal income tax rate follows (in thousands, except percentages):

                                                    1997                   1996
-------------------------------------------------------------------------------------
                                              Amount      Rate        Amount    Rate
--------------------------------------------------------------------------------------
Income tax on pre-tax income                 $130,558     35.00 %   $106,911   (35.00)%
Tax-exempt investment income                     (383)    (0.10)%       (384)   (0.13)%
Dividend exclusion                             (3,046)    (0.82)%     (3,303)   (1.08)%
Tax refund                                         --        --       (7,360)   (2.41)%
Prior year reserve method change                   --        --       (3,994)   (1.31)%
Miscellaneous tax credits, net                 (1,238)    (0.33)%     (1,350)   (0.44)%
Other items, net                               (1,226)    (0.33)%       (654)   (0.21)%
---------------------------------------------------------------------------------------
                                             $124,665      33.42 %   $ 89,866   29.42 %
=======================================================================================

  The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 1997 and December 31, 1996 are as follows (in thousands):

                                                        1997        1996
--------------------------------------------------------------------------
Deferred tax assets:
Investment in bonds, real estate and
  other invested assets, principally due to
  investment valuation allowances                    $ 11,858  ($)  12,943
Policyowner funds, principally
  due to policy reserve discount                       81,935       86,282
Policyowner funds, principally
  due to unearned premium reserve                       9,527        7,294
Other assets                                            6,701        7,375
--------------------------------------------------------------------------
Total gross deferred tax assets                       110,021      113,894
Less valuation allowance                               (3,000)      (3,000)
--------------------------------------------------------------------------
Net deferred tax assets                               107,021      110,894
--------------------------------------------------------------------------
Deferred tax liabilities:
Marketable equity securities, principally
  due to net unrealized gains on stock               (107,767)     (90,526)
Investment in bonds, principally
  due to accrual of discount on bonds                 (16,312)     (14,283)
Deferred policy acquisition costs, due to
  difference between GAAP and tax                    (185,903)    (188,725)
Property, plant and equipment, principally
  due to difference between GAAP
  and tax depreciation methods                        (12,563)     (12,445)
Other liabilities                                         (82)      (1,627)
--------------------------------------------------------------------------
Net deferred tax liabilities                         (322,627)    (307,606)
--------------------------------------------------------------------------
Total deferred tax                                  $(215,606)   $(196,712)
==========================================================================

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

  Management believes that a sufficient level of taxable income will be achieved to utilize the net deferred tax assets.

  Through 1983, under the provision of the Life Insurance Company Income Tax Act of 1959, life insurance companies were permitted to defer from taxation a portion of their income (within certain limitations) until and unless it is distributed to stockholders, at which time it was taxed at regular corporate tax rates. No provision for deferred federal income taxes applicable to such untaxed income has been made, because management is of the opinion that no distributions of such untaxed income (designated by federal law as "policyholders' surplus") will be made in the foreseeable future. There was no change in the "policyholders' surplus" between December 31, 1996 and December 31, 1997, and the cumulative balance was approximately $63,000,000 at both dates.

  Federal income taxes totaling approximately $136,212,000 and $83,475,000 were paid to the Internal Revenue Service in 1997 and 1996, respectively. The statute of limitations for the examination of federal income tax returns through 1993 for American National and its subsidiaries by the Internal Revenue Service has expired. All prior year deficiencies have been paid or provided for, and American National has filed appropriate claims for refunds through 1994. In the opinion of management, adequate provision has been made for any tax deficiencies that may be sustained.

(12) RECONCILIATION TO STATUTORY ACCOUNTING

  American National and its insurance subsidiaries are required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from those used to prepare financial statements on the basis of generally accepted accounting principles.

  Reconciliations of statutory net income and capital and surplus, as determined using statutory accounting principles, to the amounts included in the accompanying consolidated financial statements, as of and for the years ended December 31, are as follows (in thousands):

                                                                               1997        1996
------------------------------------------------------------------------------------------------
Statutory net income of insurance companies                              $  207,998   $  146,100
Net gain (loss) of non-insurance companies                                    2,592          750
------------------------------------------------------------------------------------------------
Combined net income                                                         210,590      146,850
Increases (decreases):
  Deferred policy acquisition costs                                          12,267       73,880
  Policyholder funds                                                          7,963      (16,323)
  Deferred federal income tax benefit                                         9,606          237
  Premiums deferred and other receivables                                       602        5,549
  Gain on sale of investments                                                    79        1,102
  Change in interest maintenance reserve                                      1,532         (463)
  Asset valuation allowances                                                  3,524       (2,904)
Other adjustments, net                                                        2,218        7,711
Consolidating eliminations and adjustments                                      (24)         (44)
------------------------------------------------------------------------------------------------
Net income reported herein                                               $  248,357   $  215,595
================================================================================================

                                                                                 1997       1996
------------------------------------------------------------------------------------------------
Statutory capital and
  surplus of insurance companies                                         $2,011,016   $1,784,692
Stockholders' equity
  of non-insurance companies                                                 77,725       79,316
------------------------------------------------------------------------------------------------
Combined capital and surplus                                              2,088,741     1,864,008
Increases (decreases):
  Deferred policy acquisition costs                                         748,341       739,023
  Policyholder funds                                                        135,262       126,925
  Deferred federal income taxes                                            (215,606)     (196,712)
  Premiums deferred and other receivables                                   (77,629)      (78,231)
  Reinsurance in "unauthorized companies"                                    34,010        30,506
  Statutory asset valuation reserve                                         370,102       326,336
  Statutory interest maintenance reserve                                      7,989         6,457
  Asset valuation allowances                                                (44,899)      (47,518)
  Investment market value adjustments                                        39,050        25,414
Non-admitted assets and
  other adjustments, net                                                    258,191        257,617
Consolidating eliminations and adjustments                                 (638,135)      (579,919)
-------------------------------------------------------------------------------------------------
Stockholders' equity reported herein                                     $2,705,417     $2,473,906
==================================================================================================

  In accordance with various government and state regulations, American National and its insurance subsidiaries had bonds with an amortized value of $73,790,000 on deposit with appropriate regulatory authorities.

(13) STOCKHOLDERS' EQUITY

  American National has only one class of common stock, no preferred stock and no options which could be converted into common or preferred stock. At December 31, 1997 and 1996, American National had 50,000,000 authorized shares of $1.00 par value common stock. At December 31, 1997 and 1996, issued shares were 30,832,449; treasury shares were 4,353,284; and outstanding shares were 26,479,165.

  American National's payment of dividends to stockholders is restricted by statutory regulations. Generally, the restrictions require life insurance companies to maintain minimum amounts of capital and surplus, and limit the payment of dividends to statutory net gain from operations on an annual, noncumulative basis in the absence of special approval. Additionally, insurance companies are not permitted to distribute the excess of stockholders' equity, as determined on a GAAP basis over that determined on a statutory basis.

  Generally, the same restrictions apply to American National's insurance subsidiaries regarding amounts that can transfer in the form of dividends, loans, or advances to the parent company.

  At December 31, 1997, approximately $529,692,000 of American National's consolidated stockholders' equity represents net assets of its insurance subsidiaries. Any transfer of these net assets to American National would be subject to statutory restrictions and approval.

(14) RETIREMENT BENEFITS

  American National and its subsidiaries have one tax-qualified pension plan, which has three separate programs. One of the programs is contributory and covers home service agents and managers. The other two programs are noncontributory, with one covering salaried and management employees and the other covering home office clerical employees subject to a collective bargaining agreement. The program covering salaried and management employees provides pension benefits that are based on years of service and the employee's compensation during the five years before retirement. The programs covering hourly employees and agents generally provide benefits that are based on the employee's career average earnings and years of service. American National also sponsors two non-tax-qualified pension plans for key executives that restore benefits that would otherwise be curtailed by statutory limits on qualified plan benefits.

  The companies' funding policy for the pension plans is to make annual contributions in accordance with the minimum funding standards of the Employee Retirement Income Security Act of 1974.

  Actuarial computations of pension expense (before income taxes) produced a pension debit of $2,474,000 for 1997 and $902,000 for 1996.

 The pension debit is made up of the following (in thousands):

                                                        1997         1996
---------------------------------------------------------------------------
Service cost--benefits earned during period           $ 5,402       $ 5,040
Interest cost on projected benefit obligation           7,221        (6,735
Actual return on plan assets                           (9,927)       (6,542)
Net amortization and deferral                            (222)       (4,331)
---------------------------------------------------------------------------
     Total pension debit                              $ 2,474       $   902
===========================================================================

  The following table sets forth the funded status and amounts recognized in the consolidated statements of financial position at December 31 for the companies' pension plans.
 Actuarial present value of benefit obligation:

                                                      1997                         1996
---------------------------------------------------------------------------------------------------
                                               ASSETS       ACCUMULATED      ASSETS     ACCUMULATED
                                               EXCEED         BENEFITS       EXCEED      BENEFITS
                                            ACCUMULATED        EXCEED      ACCUMULATED    EXCEED
                                              BENEFITS         ASSETS       BENEFITS      ASSETS
---------------------------------------------------------------------------------------------------
Vested benefit obligation                    $(71,811)       $(22,468)      $(66,688)     $(16,029)
===================================================================================================
Accumulated benefit
 obligation                                 $ (75,492)      $ (22,468)     $ (70,303)    $ (16,029)
===================================================================================================
Projected benefit obligation                $ (92,422)      $ (22,616)     $ (85,891)    $ (20,975)
Plan assets at fair value
   (long-term securities)                     129,380              --        125,068            --
---------------------------------------------------------------------------------------------------
Plan assets in excess of
   projected benefit
   obligation                                  36,958         (22,616)        39,177       (20,975)
Unrecognized net loss                           8,305           2,614          7,842         3,519
Prior service cost not yet
   recognized in periodic
   pension cost                                    --           1,505             18         1,902
Unrecognized net transition
   asset at January 1 being
   recognized over 15 years                   (10,477)             --        (13,097)           --
Adjustment required to
 recognize additional
 liability                                         --              --             --          (513)
---------------------------------------------------------------------------------------------------
Prepaid pension cost
 included in other assets                   $  34,786       $ (18,497)     $  33,940     $ (16,067)
===================================================================================================


  Assumptions used at December 31:
                                                                  1997       1996
-----------------------------------------------------------------------------------
Weighted-average discount rate
  on benefit obligation                                          6.50%        6.50%
Rate of increase in compensation levels                          4.80%        4.50%
Expected long-term rate of return on plan assets                 7.00%        8.00%

  Under American National and its subsidiaries' various group benefit plans for active employees, a $2,500 paid-up life insurance certificate is provided upon retirement for eligible participants who meet certain age and length of service requirements.

  American National has one retiree health benefit plan for retirees of all companies in the consolidated group, with the exception of Standard Life and Accident Insurance Company (Standard). The retirees of Standard are covered under a separate health

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS CONTINUED

plan. Participation in either of these plans is limited to current retirees and their dependents and those employees and their dependents who met certain age and length of service requirements as of December 31, 1993. No new participants will be added to these plans in the future.

  The retiree health benefit plans provide major medical benefits for participants under the age of 65 and Medicare supplemental benefits for those over 65. Prescription drug benefits are provided to both age groups. The plans are contributory, with the company's contribution limited to $80 per month for retirees and spouses under the age of 65 and $40 per month for retirees and spouses over the age of 65. All additional contributions necessary, over the amount to be contributed by the companies, are to be contributed by the retirees.

  The accrued post-retirement benefit obligation, included in other liabilities, was $12,970,000 and $13,007,000 at December 31, 1997 and 1996, respectively.
These amounts were approximately equal to the unfunded accumulated post-retirement benefit obligation. Since the companies' contributions to the cost of the retiree benefit plans are fixed, the health care cost trend rate will have no effect on the future expense or the accumulated post-retirement benefit obligation.

(15) COMMITMENTS AND CONTINGENCIES

  American National and its subsidiaries lease office space in various cities for their insurance sales offices. The long-term lease commitments at December 31, 1997 were approximately $6,315,000.

  In the ordinary course of their operations, the companies also had commitments outstanding at December 31, 1997 to purchase, expand or improve real estate, and to fund mortgage loans aggregating $74,522,000, all of which are expected to be funded in 1998. Of the commitment amount, $54,138,000 of mortgage loan commitments have interest rates that are fixed.

  The companies are defendants in various lawsuits concerning alleged failure to honor certain loan commitments, alleged breach of certain agency and real estate contracts, various employment matters, allegedly deceptive insurance sales and marketing practices, and other litigation arising in the ordinary course of operations. Certain of these lawsuits include claims for compensatory and punitive damages. Management is of the opinion, after reviewing the above matters with legal counsel, that the ultimate liability, if any, resulting from any of or all of the above matters would not have a material adverse effect on the companies' consolidated financial position or results of operations. However, these lawsuits are in various stages of development and future facts and circumstances could result in management changing its conclusions.

  In 1995 a series of fires occurred at a warehouse, located in Houston, Texas, which American National owns. American National leased the warehouse to a company that, in turn, rented out space to various other parties to store materials. As a result of these fires, some of the materials stored in the warehouse caused damage at the warehouse site. As the owner of the warehouse, American National is now named as a defendant in several lawsuits concerning alleged damages related to the fires. After reviewing this situation with legal counsel, management believes that American National has meritorious defenses against these lawsuits. The company also has meritorious grounds to recover any damages from the third parties who actually owned the materials that caused the fires. Therefore, no specific reserves for this matter have been recorded in the consolidated financial statements. However, if the defenses and recoveries are not resolved in the manner that management anticipates, it is possible that the resulting liability could have a material impact on the consolidated financial results.

  In 1996, American National was named as a defendant in a purported nationwide class action lawsuit, filed in the state of Alabama, in which the plaintiffs allege that American National and a third party marketing and administration organization engaged in improper sales practices in connection with a group annuity. This litigation is still in the discovery stage, and management believes that American National has meritorious defenses to class certification and the substantive allegations in the complaint. Because the ultimate outcome of this litigation is not foreseeable, no estimate of potential loss, if any, is possible. Therefore, no provision for this matter has been recorded in the consolidated financial statements. However, if the defenses are not successful and a nationwide class is certified, it is possible that the resulting liability could have a material impact on the consolidated financial results.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

                 To the Stockholders and Board of Directors,
                 American National Insurance Company:

                 We have audited in accordance with generally accepted auditing standards, the consolidated financial statements of American National Insurance Company and subsidiaries included in this registration statement and have issued our report thereon dated February 19, 1998. Our audit was made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The accompanying schedules are the responsibility of the Company's management and are presented for purposes of complying with the Securities and Exchange Commission's rules and are not a required part of the basic consolidated financial statements. These schedules have been subjected to the auditing procedures applied in our audit of the basic consolidated financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic consolidated financial statements taken as a whole.


                                                             ARTHUR ANDERSEN LLP
                 Houston, Texas
                 February 19, 1998

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES December 31, 1997
(IN THOUSANDS)

----------------------------------------------------------------------------------------------
               COLUMN A                               COLUMN B      COLUMN C      COLUMN D

                                                                               AMOUNT AT WHICH
                                                                     MARKET     SHOWN IN THE
TYPE OF INVESTMENT                                    COST (A)       VALUE      BALANCE SHEET
----------------------------------------------------------------------------------------------
Fixed Maturities:
Bonds Held-to-Maturity:
United States Government and government agencies
and authorities                                       $  180,156   $  185,598   $  180,156
States, municipalities and political subdivisions         11,367       11,613       11,367
Foreign governments                                      121,643      128,790      121,643
Public utilities                                       1,198,814    1,235,793    1,198,814
All other corporate bonds                              2,093,947    2,190,792    2,093,947
Bonds Available-for-Sale:
United States Government and government agencies
and authorities                                           49,990       51,338       51,338
Foreign governments                                       47,141       51,469       51,469
Public utilities                                         185,078      197,408      197,408
All other corporate bonds                                280,860      300,165      300,165
Redeemable preferred stock                                39,313       40,744       40,744
----------------------------------------------------------------------------------------------
Total fixed maturities                                $4,208,309   $4,393,710   $4,247,051
----------------------------------------------------------------------------------------------

Equity Securities:
Common stocks:
Public utilities                                      $   33,778   $   48,893   $   48,893
Banks, trust and insurance companies                      48,755       72,875       72,875
Industrial, miscellaneous and all other                  492,525      761,096      761,096
----------------------------------------------------------------------------------------------
Total equity securities                               $  575,058   $  882,864   $  882,864
----------------------------------------------------------------------------------------------

Mortgage loans on real estate                         $1,103,333       XXXXXX   $1,103,333
Investment real estate                                   227,372       XXXXXX      227,372
Real estate acquired in satisfaction of debt              30,838       XXXXXX       30,838
Policy loans                                             300,574       XXXXXX      300,574
Other long-term investments                               63,135       XXXXXX       63,135
Short-term investments                                   126,732       XXXXXX      126,732
----------------------------------------------------------------------------------------------
Total investments                                     $6,635,351       XXXXXX   $6,981,899
==============================================================================================

(a)  Original cost of equity securities and, as to fixed maturities, original  cost reduced by repayments and valuation write-downs and adjusted for amortization of premiums or accrual of discounts.



AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(In thousands)
----------------------------------------------------------------------------------------------
COLUMN A                      COLUMN B      COLUMN C        COLUMN D     COLUMN E      COLUMN F

                                          FUTURE POLICY
                              DEFERRED      BENEFITS,                 OTHER POLICY
                               POLICY     LOSSES, CLAIMS               CLAIMS AND
                             ACQUISITION     AND LOSS       UNEARNED    BENEFITS       PREMIUM
SEGMENT                         COST         EXPENSES       PREMIUMS     PAYABLE       REVENUE
-------------------------------------------------------------------------------------------------

1997
----
Individual life insurance       $430,231     $2,362,599     $  6,490     $ 56,196     $  273,389
Individual accident and
 health insurance                 54,107         91,221        4,882       66,047        184,676
Annuities                        172,805      2,017,781            9       14,183         50,524
Group life and A & H
 insurance                        21,900         43,755        5,398       47,647        173,297
Credit insurance                  59,470             --      221,118       40,881         45,708
Property and casualty
 insurance                         9,828             --      156,830      126,237        312,987
Capital and surplus                   --             --           --           --             --
Non-insurance                         --             --           --           --             --
-------------------------------------------------------------------------------------------------
  Total                         $748,341     $4,515,356     $394,727     $351,191     $1,040,581
=================================================================================================


1996
----
Individual life insurance       $426,277     $2,329,606     $  6,518     $ 54,793     $  271,715
Individual accident and
 health insurance                 57,183         95,424        4,316       64,641        192,450
Annuities                        172,502      1,936,717           --        8,729         35,610
Group life and A & H
 insurance                        19,830         37,979        3,509       39,230        152,420
Credit insurance                  55,412             --      205,213       37,499         41,940
Property and casualty
 insurance                         7,819             --      111,011      110,843        257,845
Capital and surplus                   --             --           --           --             --
Non-insurance                         --             --           --           --             --
-------------------------------------------------------------------------------------------------
  Total                         $739,023     $4,399,726     $330,567     $315,735     $  951,980
=================================================================================================



-------------------------------------------------------------------------------------------------

                                COLUMN G      COLUMN H       COLUMN I      COLUMN J    COLUMN K

                                             BENEFITS,     AMORTIZATION
                                          CLAIMS, LOSSES    OF DEFERRED
                                  NET           AND           POLICY        OTHER
                               INVESTMENT   SETTLEMENT      ACQUISITION    OPERATING    PREMIUMS
SEGMENT                        INCOME (A)    EXPENSES          COSTS      EXPENSES (B)    WRITTEN
-------------------------------------------------------------------------------------------------

1997
----
Individual life insurance      $152,783     $232,975       $ 45,922        $     --    $     --
Individual accident and
 health
  insurance                       7,106      135,237          5,481              --          --
Annuities                       137,319      135,714         38,213              --          --
Group life and A & H
 insurance                        4,625      136,076          9,096              --          --
Credit insurance                  5,665       22,042         17,671              --          --
Property and casualty
 insurance                       12,349      233,887         22,327              --     326,789
Capital and surplus             151,179           --             --              --          --
Non-insurance                     1,869           --             --              --          --
-------------------------------------------------------------------------------------------------
  Total                        $472,895     $895,931       $138,710        $     --    $326,789
=================================================================================================


1996
----
Individual life insurance      $151,323     $236,716       $ 47,715        $122,548    $     --
Individual accident and
 health
  insurance                       7,471      142,628          4,429          58,343          --
Annuities                       115,726      115,422         15,339           2,548          --
Group life and A & H
 insurance                        4,600      109,543          4,712          45,694          --
Credit insurance                  5,213       20,668         15,902          14,863          --
Property and casualty
 insurance                       11,733      206,120         19,920          28,427     271,061
Capital and surplus             137,573           --             --          (1,208)         --
Non-insurance                     2,052           --             --           8,554          --
-------------------------------------------------------------------------------------------------
  Total                        $435,691     $831,097       $108,017        $279,769    $271,061
=================================================================================================

(a)  Net investment income from fixed income assets (bonds and mortgage loans on real estate) is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.  Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line.  Net investment income from all other assets is allocated to capital and surplus.

(b)  Identifiable commissions and expenses are charged directly to the appropriate line of business.
     The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE IV - REINSURANCE
(In thousands)

------------------------------------------------------------------------------------------------------
           COLUMN A                     COLUMN B      COLUMN C   COLUMN D     COLUMN E     COLUMN F
------------------------------------------------------------------------------------------------------
                                                     CEDED TO    ASSUMED                 PERCENTAGE OF
                                         GROSS        OTHER     FROM OTHER      NET     AMOUNT ASSUMED
                                         AMOUNT     COMPANIES   COMPANIES      AMOUNT       TO NET
------------------------------------------------------------------------------------------------------
1997
----
Life insurance in force              $ 43,143,187  $ 6,985,956  $ 662,171  $ 36,819,402       1.8%
======================================================================================================
Premiums:
  Life insurance                          391,124       51,776      9,725       349,073       2.8%
  Accident and health insurance           419,239       49,442      8,724       378,521       2.3%
  Property and liability insurance        324,731       18,441      6,697       312,987       2.1%
------------------------------------------------------------------------------------------------------
    Total premiums                     $1,135,094     $119,659    $25,146    $1,040,581       2.4%
======================================================================================================

1996
----
Life insurance in force              $ 41,945,640  $ 6,007,905  $ 583,853  $ 36,521,588       1.6%
======================================================================================================
Premiums:
  Life insurance                          368,984      45,955       6,908       329,937       2.1%
  Accident and health insurance           398,500      41,995       7,693       364,198       2.1%
  Property and liability insurance        264,588      12,194       5,451       257,845       2.1%
------------------------------------------------------------------------------------------------------
    Total premiums                     $1,032,072    $100,144   $  20,052      $951,980       2.1%
======================================================================================================

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES
SCHEDULE V - VALUATION AND QUALIFYING ACCOUNTS
(IN THOUSANDS)



----------------------------------------------------------------------------------------------------------------------------------
                     COLUMN A                             COLUMN B     COLUMN C                 COLUMN D                  COLUMN E

                                                                                         DEDUCTIONS - DESCRIBE
                                                                                    -----------------------------------
                                                         BALANCE AT   ADDITIONS          AMOUNTS                         BALANCE AT
                                                        BEGINNING OF  CHARGED TO     WRITTEN OFF DUE        AMOUNTS        END OF
                     DESCRIPTION                           PERIOD      EXPENSE      TO DISPOSAL  (A)       COMMUTED  (B)   PERIOD
----------------------------------------------------------------------------------------------------------------------------------
1997
----
Investment valuationt allowances:
  Mortgage loans on real estate                           $   14,846    $    707      $  323               $     --       $ 15,230
  Investment real estate                                      28,561       1,400       6,607                    777         22,577
  Investment in unconsolidated
    affiliates                                                 2,327       1,400          --                     --          3,727
  Other assets                                                11,900                     100                                11,800
----------------------------------------------------------------------------------------------------------------------------------
      Total                                               $   57,634    $  3,507      $7,030                $   777       $ 53,334
==================================================================================================================================

1996
----
Investment valuation allowances:
  Mortgage loans on real estate                              $12,824    $  3,037      $    --                $1,015       $ 14,846
  Investment real estate                                      38,793       4,803       10,652                 4,383         28,561
  Investment in unconsolidated
    affiliates                                                 1,113       1,214           --                    --          2,327
  Other assets                                                 2,000       3,447       (6,453)                   --         11,900
-----------------------------------------------------------------------------------------------------------------------------------

      Total                                                  $54,730    $ 12,501       $4,199               $ 5,398       $ 57,634
===================================================================================================================================

(a)  Amounts written off due to disposal represent reductions or (additions) in the balance due to sales, transfers or other disposals of the asset with which the allowance is associated.
(b)  Amounts commuted represent reductions in the allowance balance due to changes in requirements or investment conditions.

                     [AMERICAN NATIONAL LOGO APPEARS HERE]

AMERICAN NATIONAL INSURANCE COMPANY AND SUBSIDIARIES

SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
(In thousands)


------------------------------------------------------------------------------------------
COLUMN A                   COLUMN B      COLUMN C      COLUMN D   COLUMN E    COLUMN F

                                        FUTURE POLICY
                           DEFERRED       BENEFITS,             OTHER POLICY
                            POLICY      LOSSES, CLAIMS           CLAIMS AND
                          ACQUISITION      AND LOSS    UNEARNED   BENEFITS   PREMIUM
SEGMENT                      COST          EXPENSES    PREMIUMS    PAYABLE   REVENUE
------------------------------------------------------------------------------------------

1997
----
Individual life insurance     $430,231    $2,362,599    $  6,490    $ 56,196    $  273,389
Individual accident and
  health insurance              54,107        91,221       4,882      66,047       184,676
Annuities                      172,805     2,017,781           9      14,183        50,524
Group life and A&H insurance    21,900        43,755       5,398      47,647       173,297
Credit insurance                59,470            --     221,118      40,881        45,708
Property and casualty
  insurance                      9,828            --     156,830     126,237       312,987
Capital and surplus                 --            --          --          --            --
Non-insurance                       --            --          --          --            --
------------------------------------------------------------------------------------------
    Total                     $748,341    $4,515,356    $394,727    $351,191    $1,040,581
==========================================================================================

1996
----
Individual life insurance     $426,277    $2,329,606    $  6,518    $ 54,793    $  271,715
Individual accident and
  health insurance              57,183        95,424       4,316      64,641       192,450
Annuities                      172,502     1,936,717          --       8,729        35,610
Group life and A & H
  insurance                     19,830        37,979       3,509      39,230       152,420
Credit insurance                55,412            --     205,213      37,499        41,940
Property and casualty
  insurance                      7,819            --     111,011     110,843       257,845
Capital and surplus                 --            --          --          --            --
Non-insurance                       --            --          --          --            --
------------------------------------------------------------------------------------------
     Total                    $739,023    $4,399,726    $330,567    $315,735    $  951,980
==========================================================================================





-------------------------------------------------------------------------------------------
                           COLUMN G      COLUMN H         COLUMN I     COLUMN J    COLUMN K

                                          BENEFITS      AMORTIZATION
                                        CLAIMS, LOSSES   OF DEFERRED
                              NET            AND           POLICY       OTHER
                          INVESTMENT     SETTLEMENT     ACQUISITION   OPERATING    PREMIUMS
SEGMENT                   INCOME (A)      EXPENSES         COSTS      EXPENSES(B)   WRITTEN
-------------------------------------------------------------------------------------------

1997
----
Individual life insurance     $152,783    $  232,975    $ 45,922    $     --    $       --
Individual accident and
  health insurance               7,106       135,237       5,481          --            --
Annuities                      137,319       135,714      38,213          --            --
Group life and A&H insurance     4,625       136,076       9,096          --            --
Credit insurance                 5,665        22,042      17,671          --            --
Property and casualty
  insurance                     12,349       233,887      22,327          --       326,789
Capital and surplus            151,179            --          --          --            --
Non-insurance                    1,869            --          --          --            --
------------------------------------------------------------------------------------------
    Total                     $472,895    $   895,931   $138,710    $     --    $  326,789
==========================================================================================

1996
----
Individual life insurance     $151,323    $  236,716    $ 47,715    $122,548    $       --
Individual accident and
  health insurance               7,471       142,628       4,429      58,343            --
Annuities                      115,726       115,422      15,339       2,548            --
Group life and A & H
  insurance                      4,600       109,543       4,712      45,694            --
Credit insurance                 5,213        20,668      15,902      14,863            --
Property and casualty
  insurance                     11,733       206,120      19,920      28,427       271,061
Capital and surplus            137,573            --          --      (1,208)           --
Non-insurance                    2,052            --          --       8,554            --
------------------------------------------------------------------------------------------
     Total                    $435,691    $  831,097    $108,017    $279,769    $  261,061
==========================================================================================

(a)  Net investment income from fixed income assets (bonds and mortgage loans on real estate)
     is allocated to insurance lines based on the funds generated by each line at the average yield available from these fixed income assets at the time such funds become available.
     Net investment income from policy loans is allocated to the insurance lines according to the amount of loans made by each line. Net investment income from all other assets is allocated to capital and surplus.
(b)  Identifiable commissions and expenses are charged directly to the appropriate line of business. The remaining expenses are allocated to the lines based upon various factors including premium and commission ratios within the respective lines.

                            PART C ITEM AND CAPTION

Items 24. Financial Statements and Exhibits.

     (a)  Financial Statements      FINANCIAL STATEMENTS and FINANCIAL STATEMENT
                                    SCHEDULES sections of Statement of
                                    Additional Information

     (b)  Exhibits

     Exhibit "1" -            copy of the resolutions of the board of directors
                              of the depositor authorizing the establishment of the Registrant (previously filed on April 26, 1996 in Registrant's Post-Effective Amendment No. 6)

     Exhibit "2" -            Not Applicable

     Exhibit "3" -            Distribution and Administrative Services Agreement
                              (previously filed on April 26, 1996 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "4" -            the form of each variable annuity contract
                              (previously filed on April 26, 1996 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "5" -            the form of application used with any variable
                              annuity contract (previously filed on April 26, 1996 in Registrant's Post-Effective Amendment
                              No. 6)

     Exhibit "6a" -           copy of the articles of incorporation of the
                              depositor (previously filed on April 26, 1996 in Registrant's Post-Effective Amendment No. 6)


     Exhibit "6b" -           copy of the by-laws of the depositor (previously
                              filed on April 26, 1996 in Registrant's Post-
                              Effective Amendment No. 6)

     Exhibit "7" -            Not Applicable

     Exhibit "8a"             American National Investment Account, Inc.
                              Participation Agreement (previously filed on April
                              26, 1996 in Registrant's Post-Effective Amendment
                              No. 6)

     Exhibit "8b"             Fidelity Investments' Variable Insurance Products
                              Fund Participation Agreement (previously filed on
                              April 26, 1996 in Registrant's Post-Effective
                              Amendment No. 6)

     Exhibit "8c"             Variable Insurance Products Fund II Participation
                              Agreement (previously filed on April 26, 1996 in
                              Registrant's Post-Effective Amendment No. 6)

     Exhibit "9" -            an opinion of counsel and consent to its use as to
                              the legality of the securities being registered, indicating whether they will be legally issued and will represent binding obligations of the depositor

     Exhibit "10" -           Consent of independent accountants

     Exhibit "11" -           Not Applicable

     Exhibit "12" -           Not Applicable

     Exhibit "13" -           Not Applicable

     Exhibit "14" -           Control chart of depositor

     Exhibit "27" -           Financial Data Schedule

Item 25. Directors and Officers of the Depositor.

Directors

Name                        Business Address
----                        ----------------

G. Richard Ferdinandtsen    American National Insurance Company
                            One Moody Plaza
                            Galveston, Texas 77550

Irwin M. Herz, Jr.          Greer, Herz & Adams, L.L.P.
                            One Moody Plaza, 18th Floor
                            Galveston, Texas 77550

R. Eugene Lucas          Gal-Tex Hotel Corporation
                         2302 Postoffice, Suite 504
                         Galveston, Texas 77550

E. Douglas McLeod        The Moody Foundation
                         2302 Postoffice, Suite 704
                         Galveston, Texas 77550

Frances Anne Moody       7031 Inwood
                         Dallas, Texas 75209

Robert L. Moody          2302 Postoffice, Suite 702
                         Galveston, Texas 77550

Russell S. Moody         6016 Mount Bonnell Hollow
                         Austin, Texas 78731

W.L. Moody, IV           2302 Postoffice, Suite 502
                         Galveston, Texas 77550

Joe Max Taylor           Galveston County Sheriff's Department
                         715 19th Street
                         Galveston, Texas 77550

Officers
--------

     The principal business address of the officers, unless otherwise indicated in the "Directors" section, is American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Name                     Office
----                     ------

R.L. Moody               Chairman of the Board, President and Chief Executive
                         Officer


G.R. Ferdinandtsen       Senior Executive Vice President and Chief Operating
                         Officer

R.A. Fruend              Executive Vice President, Director of Ordinary
                         Agencies

B.J. Garrison            Executive Vice President, Director of Home Service
                         Division

M.W. McCroskey           Executive Vice President - Investments

J.E. Pozzi               Executive Vice President, Independent Marketing

R.J. Welch               Executive Vice President and Chief Actuary

C.H. Addison        Senior Vice President, Systems Planning and Computing

A.L. Amato, Jr.     Senior Vice President, Life Policy Administration

G.C. Langley        Senior Vice President, Human Resources

G.L. Noelle         Senior Vice President, Health Insurance Operations

S.E. Pavlicek       Senior Vice President and Controller

J.R. Thomason       Senior Vice President, Credit Insurance Services

G.W. Tolman         Senior Vice President, Corporate Affairs

V.E. Soler, Jr.     Vice President, Secretary & Treasurer

J.J. Antkowiak      Vice President, Director of Computing Services

D.M. Azur           Vice President, Claims

D. D. Brichler      Vice President, Mortgage Loan Production

F.V. Broll, Jr.     Vice President & Actuary

G.C. Crume          Vice President, Independent Marketing

D.A. Culp           Vice President, Independent Marketing

A.C. Deetjen        Vice President, Director of Marketing & Product Services

G.D. Dixon          Vice President, Stocks

J.F. Grant, Jr.     Vice President, Group Actuary

R.D. Hemme          Vice President and Actuary

M.E. Hogan          Vice President, Credit Insurance Operations

C.J. Jones          Vice President, Health Underwriting & New Business

D.D. Judy           Vice President, Financial Marketing

Dr. H.B. Kelso, Jr.   Vice President & Medical Director

G.G. Kirk             Vice President, Pension& Payroll Deduction Marketing

D.D. Lagrone          Vice President, Home Office Services

George A. Macke       Vice President, General Auditor

G.W. Marchand         Vice President, Life Underwriting

R.G. McCrary          Vice President, Application Development Division

D.N. McDaniel         Vice President, Home Service Administration

E.B. Pavelka          Vice President, Life Premium Accounting & Policy
                      Service

W.T. Porter           Vice President, Group Marketing

J.C. Shank            Vice President, Health Actuary

W.H. Watson III       Vice President, Health Actuary

G.W. Williamson       Vice President, Asst. Director, Home Service Division

P. Barber             Asst. Vice President, Human Resources

W.R. Berger           Asst. Vice President, Investments

S.F. Brast            Asst. Vice President, Real Estate Manager

J.J. Cantu            Asst. Vice President and Illustration Actuary

W.F. Carlton          Asst. Vice President, Financial Reports

J. R. Cramer          Asst. Vice President, Health Claims

R. T. Crawford        Asst. Vice President, General Accounting

J.D. Ferguson         Asst. Vice President, Director of Marketing Services

J.M. Flippin          Asst. Vice President; Director, Life Marketing

D.S. Fuentes          Asst. Vice President, Director of Group Claims

K.E. Johnston       Asst. Vice President, Asst. Director of Financial Marketing

P.E. Kennedy        Asst. Vice President, Personnel

G.W. Kirkham        Asst. Vice President, Director of Planning & Support

D. Knowles          Asst. Vice President - Independent Marketing; Director of
                    Marketing/Agency Support

C.H. Lee            Asst. Vice President and Actuary

D.L. Leining        Asst. Vice President, Life Underwriting

M.S. Nimmons        Asst. Vice President; Associate General Auditor, Home Office

R.J. Ostermayer     Asst. Vice President, Director of Group Quality Assurance

R.A. Price          Asst. Vice President, Director of Training & Market
                    Development

J.J. Rooney         Asst. Vice President, Group Legal/Audit

G.A. Schillaci      Asst. Vice President & Actuary

M.J. Soler          Asst. Vice President, Group Administration

G.A. Sparks, Sr.    Asst. Vice President, Director of Field Services

J.L. Towson         Asst. Vice President, Director of Group Underwriting

M.A. Trevino        Asst. Vice President, Life Systems, Training & New Business

M.L. Waugh, Jr.     Asst. Vice President, Claims

V.M. Young          Asst. Vice President, Securities Investments

J.E. Cernosek       Asst. Secretary

V.J. Krc            Asst. Treasurer

Item 26. Persons Controlled by or Under Common Control with Depositor of Registrant.

     Exhibit "14" - control chart of depositor

Item 27. Number of Contractowners.

     As of March 31, 1998, the Registrant had 1,164 Contractowners of the Flexible Purchase Payment Deferred Annuity Contracts, 2 Contractowners of the Single Premium Immediate Annuity Contracts, and 2 Contractowners of the Group Unallocated Annuity Contracts.

Item 28.  Indemnification.

     The following provision is in the Distribution and Administrative Services
Agreement:

          "American National agrees to indemnify SM&R for any liability that SM&R may incur to a Contractowner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided, however, that American National will not indemnify SM&R for any such liability that results from the willful misfeasance, bad faith or gross negligence of SM&R, or from the reckless disregard, by SM&R, of its duties and obligations arising under this Agreement."

     The officers and directors of American National are indemnified by American National in the American National By-Laws for liability incurred by reason of the officer and directors serving in such capacity. This indemnification would cover liability arising out of the variable annuity sales of American National

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

     (a) American National Funds Group consisting of American National Growth Fund, Inc., American National Income Fund, Inc. and American National Triflex Fund, Inc.; SM&R Capital Funds, Inc. consisting of American National Government Income Fund Series, American National Primary Fund Series and American National Tax Free Fund Series; American National Investment Accounts, Inc.

     (b) The Registrant's principal underwriter is Securities Management and Research, Inc. The following are the officers and directors of Securities Management and Research, Inc.

                                              Principal Business
Name                          Position              Address
----                          --------        ------------------

Gordon D. Dixon             Director,      American National
                            Senior Vice    Insurance Company
                            President      One Moody Plaza
                            and Chief      Galveston, Texas 77550
                            Investment
                            Officer

Robert A. Fruend, C.L.U.    Director       American National
                                           Insurance Company
                                           One Moody Plaza
                                           Galveston, Texas 77550

R. Eugene Lucas             Director       Gal-Tenn Hotel Corporation
                                           504 Moody National Bank
                                           Tower
                                           Galveston, Texas 77550

Ronald J. Welch             Director       American National
                                           Insurance Company
                                           One Moody Plaza
                                           Galveston, Texas 77550

Michael W. McCroskey        Director,      Securities Management
                            President      and Research, Inc.
                            and Chief      One Moody Plaza
                            Executive      Galveston, Texas 77550
                            Officer


Vera M. Young               Vice           American National
                            President      Insurance Company
                                           One Moody Plaza
                                           Galveston, Texas 77550

Emerson V. Unger, C.L.U.    Vice           Securities Management and
                            President      Research, Inc.
                                           One Moody Plaza
                                           Galveston, Texas 77550

Brenda T. Koelemay          Vice           Securities Management and
                            President      Research, Inc.
                            and Treasurer  One Moody Plaza
                                           Galveston, Texas 77550

Teresa E. Axelson           Vice           Securities Management and
                            President      Research, Inc.
                            and Secretary  One Moody Plaza
                                           Galveston, Texas 77550

K. David Wheeler            Vice           Securities Management and
                            President      Research, Inc.
                                           One Moody Plaza
                                           Galveston, Texas 77550

     (c) Not Applicable

Item 30. Location of Accounts and Records.

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained at the offices of American National Insurance Company, One Moody Plaza, Galveston, Texas 77550.

Item 31. Management Services.

     Not Applicable

Item 32. Undertakings.

     (a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) The Registrant hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

            (i) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

            (ii) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403 (b) (11) in any sales literature used in connection with the offer of the contract;

            (iii) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b) (11) to the attention of the potential participants;

            (iv) Obtain from each plan participant who purchases a Section 403
          (b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403 (b) (11), and
          (2) other investment alternatives available under the employer's
          Section 403 (b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 8 to the Registration Statement to be signed on its behalf, in the City of Galveston, and the State of Texas on the 24th day of April, 1998.

                         AMERICAN NATIONAL VARIABLE ANNUITY
                         SEPARATE ACCOUNT (Registrant)

                         By:  AMERICAN NATIONAL INSURANCE COMPANY

                         By:  /s/ Robert L. Moody
                            ______________________________
                         Robert L. Moody, Chairman of the
                           Board, President and Chief Executive Officer

                         AMERICAN NATIONAL INSURANCE COMPANY
                              (Sponsor)

                         By:   /s/ Robert L. Moody
                              ______________________________
                         Robert L. Moody, Chairman of the
                           Board, President and Chief Executive Officer
ATTEST:

/s/ Vincent E. Soler, Jr.
------------------------------
Vincent E. Soler, Jr.,
Vice President, Secretary and Treasurer

  As required by the Securities Act of 1933, this Post-Effective Amendment No. 8 to the Registration Statement has been signed by the following persons in their capacities and on the dates indicated:

Signature                     Title                              Date
---------                     -----                              ----


/s/ Michael W. McCroskey   Executive Vice President -           April 24, 1998
-------------------------  Investments (Principal Financial
Michael W. McCroskey       Officer)


/s/ Stephen E. Pavlicek    Senior Vice President and            April 24, 1998
-------------------------  Controller (Principal Accounting
Stephen E. Pavlicek        Officer)

Signature                     Title                              Date
---------                     -----                              ----

/s/ Robert L. Moody        Chairman of the Board,              April 24, 1998
-------------------------  Director, President and Chief
Robert L. Moody            Executive Officer


                           Director, Senior Executive
-------------------------  Vice President and Chief
G. Richard Ferdinandtsen   Operating Officer


/s/ Irwin M. Herz, Jr.     Director                           April 24, 1998
-------------------------
Irwin M. Herz, Jr.


/s/ R. Eugene Lucas        Director                           April 24, 1998
-------------------------
R. Eugene Lucas


                           Director
-------------------------
E. Douglas McLeod


                           Director
-------------------------
Frances Anne Moody


                           Director
-------------------------
Russell S. Moody


/s/ W. L. Moody IV         Director                           April 24, 1998
-------------------------
W. L. Moody IV


/s/ Joe Max Taylor         Director                           April 24, 1998
-------------------------
Joe Max Taylor